UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE AB POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2016

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

May 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Financials - 26.7%
Banks - 12.0%
Bank of America Corp.	666,470	$9,857,091
Citizens Financial Group, Inc.	113,764	2,679,142
Fifth Third Bancorp	26,911	507,811
JPMorgan Chase & Co.	124,209	8,107,121
PNC Financial Services Group, Inc. (The)	35,306	3,168,360
SunTrust Banks, Inc.	17,152	751,601
US Bancorp	55,940	2,395,351
Wells Fargo & Co.	223,725	11,347,332

		38,813,809

Capital Markets - 1.7%
Bank of New York Mellon Corp. (The)	43,900	1,846,434
Goldman Sachs Group, Inc. (The)	14,508	2,313,736
Morgan Stanley	45,873	1,255,544

		5,415,714

Consumer Finance - 6.0%
Capital One Financial Corp.	85,401	6,254,769
Discover Financial Services	65,261	3,707,478
OneMain Holdings, Inc. (a)	107,304	3,354,323
Synchrony Financial (a)	188,062	5,867,534

		19,184,104

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. - Class B (a)	21,137	2,970,594

Insurance - 6.1%
Aflac, Inc.	14,417	1,001,405
Allstate Corp. (The)	62,084	4,191,291
American International Group, Inc.	125,897	7,286,918
First American Financial Corp.	45,616	1,744,356
FNF Group	85,175	2,976,866
Hartford Financial Services Group, Inc. (The)	15,614	705,284
Progressive Corp. (The)	19,603	652,780
Travelers Cos., Inc. (The)	9,775	1,115,719

		19,674,619

		86,058,840

Information Technology - 14.5%
Communications Equipment - 1.7%
Cisco Systems, Inc.	185,322	5,383,604

Electronic Equipment, Instruments & Components - 1.1%
Corning, Inc.	37,178	776,648
Keysight Technologies, Inc. (a)	90,425	2,769,718

		3,546,366

Internet Software & Services - 0.3%
Alphabet, Inc. - Class C (a)	1,320	971,150

IT Services - 0.9%
Xerox Corp.	288,981	2,881,141

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	134,159	3,276,163
Intel Corp.	219,646	6,938,617
Xilinx, Inc.	6,643	314,812

		10,529,592

Software - 4.2%
Microsoft Corp.	159,893	8,474,329
Oracle Corp.	123,652	4,970,810

		13,445,139

Technology Hardware, Storage & Peripherals - 3.1%
Hewlett Packard Enterprise Co.	245,865	4,541,127
HP, Inc.	277,159	3,708,387
NCR Corp. (a)	57,337	1,770,567

		10,020,081

		46,777,073

Energy - 12.7%
Energy Equipment & Services - 2.7%
Helmerich & Payne, Inc. (b)	42,111	2,575,088
Schlumberger Ltd.	81,588	6,225,164

		8,800,252

Oil, Gas & Consumable Fuels - 10.0%
Chevron Corp.	11,455	1,156,955
Devon Energy Corp.	40,236	1,452,117
EOG Resources, Inc.	55,206	4,491,560
Exxon Mobil Corp.	142,927	12,723,362
Hess Corp.	64,024	3,836,958
Occidental Petroleum Corp.	13,337	1,006,143
Phillips 66	18,294	1,470,106
QEP Resources, Inc.	164,003	3,055,376
Valero Energy Corp.	53,151	2,907,360

		32,099,937

		40,900,189

Health Care - 11.2%
Biotechnology - 0.7%
Gilead Sciences, Inc.	26,463	2,303,869

Health Care Providers & Services - 3.9%
Aetna, Inc.	50,687	5,739,289
Anthem, Inc.	12,401	1,638,916
Quest Diagnostics, Inc.	31,468	2,428,386
UnitedHealth Group, Inc.	19,529	2,610,441

		12,417,032

Pharmaceuticals - 6.6%
Johnson & Johnson	90,848	10,237,661
Merck & Co., Inc.	33,814	1,902,376
Pfizer, Inc.	267,006	9,265,108

		21,405,145

		36,126,046

Company	Shares	U.S. $ Value
Industrials - 8.3%
Aerospace & Defense - 3.0%
B/E Aerospace, Inc.	50,067	2,385,192
L-3 Communications Holdings, Inc.	29,464	4,042,755
Northrop Grumman Corp.	6,215	1,321,744
United Technologies Corp.	18,390	1,849,666

		9,599,357

Airlines - 0.9%
Delta Air Lines, Inc.	70,095	3,046,329

Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	53,627	1,288,657

Electrical Equipment - 1.3%
Eaton Corp. PLC	66,637	4,106,838

Industrial Conglomerates - 1.4%
General Electric Co.	153,240	4,632,445

Machinery - 0.8%
ITT, Inc.	70,027	2,486,659

Trading Companies & Distributors - 0.5%
WESCO International, Inc. (a)	30,070	1,753,983

		26,914,268

Consumer Discretionary - 8.1%
Auto Components - 2.5%
Goodyear Tire & Rubber Co. (The)	85,982	2,404,916
Lear Corp.	21,312	2,531,013
Magna International, Inc. (New York) - Class A	77,258	3,131,267

		8,067,196

Automobiles - 0.6%
General Motors Co.	59,274	1,854,091

Leisure Products - 0.1%
Mattel, Inc.	11,324	361,009

Media - 2.1%
Charter Communications, Inc. - Class A (a)	4,365	955,674
Comcast Corp. - Class A	64,980	4,113,234
Interpublic Group of Cos., Inc. (The)	26,798	640,472
Thomson Reuters Corp.	17,294	727,213
Twenty-First Century Fox, Inc. - Class A	12,772	368,855

		6,805,448

Multiline Retail - 1.1%
Dollar General Corp.	38,231	3,436,967

Specialty Retail - 1.3%
Foot Locker, Inc.	13,973	781,370
Office Depot, Inc. (a)	245,436	878,661
Ross Stores, Inc.	25,063	1,338,364
TJX Cos., Inc. (The)	18,399	1,400,532

		4,398,927

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. - Class B	23,511	1,298,278

		26,221,916

Utilities - 7.9%
Electric Utilities - 6.5%
American Electric Power Co., Inc.	54,285	3,513,868
Edison International	55,970	4,009,131
Exelon Corp.	86,218	2,954,691
FirstEnergy Corp.	20,437	670,538
PG&E Corp.	53,815	3,233,205
PPL Corp.	85,244	3,285,304
Westar Energy, Inc.	56,200	3,165,746

		20,832,483

Multi-Utilities - 1.4%
NiSource, Inc.	143,787	3,430,758
Public Service Enterprise Group, Inc.	26,100	1,167,975

		4,598,733

		25,431,216

Consumer Staples - 5.3%
Food Products - 2.7%
Archer-Daniels-Midland Co.	20,764	888,076
Bunge Ltd.	7,309	490,215
ConAgra Foods, Inc.	17,001	776,946
Ingredion, Inc.	14,532	1,706,202
Mondelez International, Inc. - Class A	55,649	2,475,824
Tyson Foods, Inc. - Class A	38,772	2,472,878

		8,810,141

Household Products - 1.1%
Kimberly-Clark Corp.	2,507	318,489
Procter & Gamble Co. (The)	37,394	3,030,410

		3,348,899

Tobacco - 1.5%
Altria Group, Inc.	52,900	3,366,556
Philip Morris International, Inc.	14,120	1,393,362

		4,759,918

		16,918,958

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	21,457	840,042
Verizon Communications, Inc.	75,675	3,851,857

		4,691,899

Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc. (a)	85,886	3,672,485

		8,364,384

Materials - 1.8%
Chemicals - 1.8%
CF Industries Holdings, Inc.	94,779	2,621,587

Company	Shares	U.S. $ Value
Dow Chemical Co. (The)	49,246	2,529,275
LyondellBasell Industries NV - Class A	9,751	793,341

		5,944,203

Total Common Stocks (cost $267,084,151)		319,657,093

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.41% (c)(d) (cost $2,965,171)	2,965,171	2,965,171

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $270,049,322)		322,622,264

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
Investment Companies - 0.8%
AB Exchange Reserves - Class I, 0.38% (c)(d) (cost $2,610,882)	2,610,882	2,610,882

Total Investments - 100.8% (cost $272,660,204) (e)		325,233,146
Other assets less liabilities - (0.8)%		(2,486,124)

Net Assets - 100.0%		$322,747,022

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,282,503 and gross unrealized depreciation of investments was $(5,709,561), resulting in net unrealized appreciation of $52,572,942.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Pooling Portfolios

AB U.S. Value Portfolio

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31. 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$319,657,093		$	– 0	–	$	– 0	–	$319,657,093
Short-Term Investments	2,965,171			– 0	–		– 0	–	2,965,171
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,610,882			– 0	–		– 0	–	2,610,882

Total Investments in Securities	325,233,146			– 0	–		– 0	–	325,233,146
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$325,233,146		$	– 0	–	$	– 0	–	$325,233,146

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)	Dividend Income (000)
$ 9,313	$93,327	$99,675	$2,965	$6

A summary of the Portfolio’s transactions in shares of AB Exchange Reserves – Class I for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)
$6,081	$41,670	$45,140	$2,611

AB Pooling Portfolios

AB U.S. Large Cap Growth Portfolio

Portfolio of Investments

May 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.4%
Information Technology - 34.8%
Communications Equipment - 2.4%
Arista Networks, Inc. (a)(b)	49,852	$3,653,653
Palo Alto Networks, Inc. (a)	29,840	3,892,926

		7,546,579

Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp.-Class A	66,951	3,931,363

Internet Software & Services - 13.2%
Alphabet, Inc.-Class A (a)	5,645	4,227,258
Alphabet, Inc.-Class C (a)	24,578	18,082,526
Facebook, Inc.-Class A (a)	157,150	18,670,992
Twitter, Inc. (a)	94,720	1,441,638

		42,422,414

IT Services - 5.8%
Cognizant Technology Solutions Corp.-Class A (a)	77,440	4,757,914
Vantiv, Inc.-Class A (a)	40,730	2,190,052
Visa, Inc.-Class A	150,068	11,846,368

		18,794,334

Semiconductors & Semiconductor Equipment - 3.9%
NVIDIA Corp.	153,272	7,160,868
Xilinx, Inc.	115,910	5,492,975

		12,653,843

Software - 3.8%
Adobe Systems, Inc. (a)	39,940	3,972,832
ANSYS, Inc. (a)	32,470	2,893,077
Aspen Technology, Inc. (a)	57,764	2,201,964
Intuit, Inc.	6,130	653,826
ServiceNow, Inc. (a)	36,028	2,580,685

		12,302,384

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	143,121	14,292,063

		111,942,980

Consumer Discretionary - 22.7%
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	87	5,637

Hotels, Restaurants & Leisure - 2.7%
Starbucks Corp.	158,990	8,726,961

Internet & Catalog Retail - 1.8%
Priceline Group, Inc. (The) (a)	4,770	6,030,854

Media - 6.4%
AMC Networks, Inc.-Class A (a)	86,207	5,512,075
Comcast Corp.-Class A	146,240	9,256,992

Company	Shares	U.S. $ Value
Walt Disney Co. (The)	59,496	5,903,193

		20,672,260

Multiline Retail - 2.5%
Dollar Tree, Inc. (a)	88,070	7,973,858

Specialty Retail - 6.7%
Home Depot, Inc. (The)	100,601	13,291,404
O’Reilly Automotive, Inc. (a)	9,660	2,554,394
Tractor Supply Co.	26,250	2,522,625
Ulta Salon Cosmetics & Fragrance, Inc. (a)	13,480	3,140,975

		21,509,398

Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc.-Class B	150,342	8,301,885

		73,220,853

Health Care - 22.1%
Biotechnology - 9.8%
Alexion Pharmaceuticals, Inc. (a)	57,217	8,634,045
Biogen, Inc. (a)	52,474	15,203,292
Gilead Sciences, Inc.	89,660	7,805,800

		31,643,137

Health Care Equipment & Supplies - 5.7%
Align Technology, Inc. (a)	47,856	3,772,489
Edwards Lifesciences Corp. (a)	21,310	2,099,035
Intuitive Surgical, Inc. (a)	19,371	12,294,967

		18,166,491

Health Care Providers & Services - 5.0%
Premier, Inc.-Class A (a)	86,474	2,749,873
UnitedHealth Group, Inc.	94,125	12,581,689
VCA, Inc. (a)	8,860	575,280

		15,906,842

Life Sciences Tools & Services - 1.6%
Illumina, Inc. (a)	17,527	2,538,435
Mettler-Toledo International, Inc. (a)	7,263	2,725,949

		5,264,384

		70,980,854

Consumer Staples - 7.1%
Beverages - 1.9%
Monster Beverage Corp. (a)	40,588	6,088,200

Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	27,580	4,103,077
CVS Health Corp.	87,421	8,431,755

		12,534,832

Personal Products - 1.3%
Estee Lauder Cos., Inc. (The)-Class A	45,240	4,152,127

		22,775,159

Company	Shares	U.S. $ Value
Industrials - 6.9%
Aerospace & Defense - 1.3%
Rockwell Collins, Inc.	47,564	4,204,658

Airlines - 0.3%
Alaska Air Group, Inc.	15,675	1,040,820

Building Products - 1.1%
Allegion PLC	8,430	570,205
AO Smith Corp.	34,490	2,838,527

		3,408,732

Electrical Equipment - 1.2%
Acuity Brands, Inc.	14,519	3,761,002

Industrial Conglomerates - 2.7%
3M Co.	14,740	2,481,037
Danaher Corp.	45,399	4,465,446
Roper Technologies, Inc.	10,150	1,736,462

		8,682,945

Professional Services - 0.3%
Robert Half International, Inc.	27,060	1,125,425

		22,223,582

Financials - 0.8%
Capital Markets - 0.8%
BlackRock, Inc.-Class A	7,240	2,634,274

Total Common Stocks (cost $224,385,433)		303,777,702

SHORT-TERM INVESTMENTS - 5.7%
Investment Companies - 5.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.41% (c)(d) (cost $18,572,188)	18,572,188	18,572,188

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $242,957,621)		322,349,890

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AB Exchange Reserves-Class I, 0.38% (c)(d) (cost $239,369)	239,369	239,369

Total Investments - 100.2% (cost $243,196,990) (e)		322,589,259
Other assets less liabilities - (0.2)%		(803,545)

Net Assets - 100.0%		$321,785,714

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $82,279,740 and gross unrealized depreciation of investments was $(2,887,471), resulting in net unrealized appreciation of $79,392,269.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Pooling Portfolios

AB U.S. Large Cap Growth Portfolio

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$303,777,702		$	– 0	–	$	– 0	–	$303,777,702
Short-Term Investments	18,572,188			– 0	–		– 0	–	18,572,188
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	239,369			– 0	–		– 0	–	239,369

Total Investments in Securities	322,589,259			– 0	–		– 0	–	322,589,259
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$322,589,259		$	– 0	–	$	– 0	–	$322,589,259

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended May 31, 2016 is as follows:

Market Value August 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value May 31, 2016 (000)	Dividend Income (000)
$32,430	$92,354	$106,212	$18,572	$24

A summary of the Portfolio’s transactions in shares of AB Exchange Reserves – Class I, Inc. for the nine months ended May 31, 2016 is as follows:

Market Value August 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value May 31, 2016 (000)
$2,930	$27,997	$30,688	$239

AB Pooling Portfolios

AB Multi-Asset Real Return Portfolio

Portfolio of Investments

May 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 66.1%
Energy - 27.8%
Integrated Oil & Gas - 17.5%
BP PLC	1,032,219	$5,323,600
Chevron Corp.	111,401	11,251,501
China Petroleum & Chemical Corp.-Class H	2,500,000	1,693,291
Eni SpA	5,427	82,767
Exxon Mobil Corp.	266,167	23,694,186
Galp Energia SGPS SA	102,160	1,336,571
LUKOIL PJSC (Sponsored ADR)	58,270	2,237,803
Petroleo Brasileiro SA (Preference Shares) (a)	206,700	459,893
Petroleo Brasileiro SA (Sponsored ADR) (a)(b)	107,828	475,521
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	371,723	9,033,786
Royal Dutch Shell PLC-Class A	319,544	7,671,706
Royal Dutch Shell PLC-Class B	257,900	6,191,254
Statoil ASA (b)	4,881	77,160
TOTAL SA	282,311	13,691,904
YPF SA (Sponsored ADR)	78,780	1,647,290

		84,868,233

Oil & Gas Drilling - 0.3%
Helmerich & Payne, Inc. (b)	22,400	1,369,760

Oil & Gas Equipment & Services - 0.9%
Aker Solutions ASA (a)(c)	205,030	710,705
Petrofac Ltd.	116,490	1,308,826
RPC, Inc. (a)	30,960	456,660
Schlumberger Ltd.	8,680	662,284
Tenaris SA (b)	103,740	1,373,000

		4,511,475

Oil & Gas Exploration & Production - 8.1%
Anadarko Petroleum Corp.	73,306	3,801,649
California Resources Corp.	3,184	4,840
Canadian Natural Resources Ltd.	137,646	4,090,491
CNOOC Ltd.	2,542,800	3,024,222
Concho Resources, Inc. (a)	5,180	628,541
ConocoPhillips	83,309	3,648,101
Det Norske Oljeselskap ASA (a)(b)	140,664	1,305,970
EOG Resources, Inc.	81,627	6,641,173
Gran Tierra Energy, Inc. (a)	225,740	664,473
Hess Corp.	85,874	5,146,429
Inpex Corp.	134,500	1,096,215
Murphy Oil Corp. (b)	53,850	1,664,503
Occidental Petroleum Corp.	88,650	6,687,755
Pioneer Natural Resources Co.	4,544	728,494
Woodside Petroleum Ltd.	21,333	420,903

		39,553,759

Oil & Gas Refining & Marketing - 1.0%
Cosan SA Industria e Comercio	73,600	668,665
JX Holdings, Inc.	527,400	2,048,510

Company	Shares	U.S. $ Value
Tupras Turkiye Petrol Rafinerileri AS	88,120	1,985,950

		4,703,125

		135,006,352

Equity: Other - 10.0%
Diversified/Specialty - 7.7%
Alexandria Real Estate Equities, Inc.	13,624	1,320,166
Armada Hoffler Properties, Inc.	40,030	484,363
Ayala Land, Inc.	707,082	539,191
Azrieli Group Ltd.	1,970	83,562
Beni Stabili SpA SIIQ (a)	63,521	46,934
British Land Co. PLC (The)	54,019	578,424
Bumi Serpong Damai Tbk PT	420,000	56,171
Buzzi Unicem SpA	24,480	486,880
CA Immobilien Anlagen AG (a)	34,534	614,119
Canadian Real Estate Investment Trust	3,897	135,749
CapitaLand Ltd.	137,400	298,351
CBRE Group, Inc.-Class A (a)	19,260	574,911
Central Pattana PCL	73,400	118,652
Cheung Kong Property Holdings Ltd.	412,000	2,571,477
Ciputra Development Tbk PT	1,326,159	133,834
City Developments Ltd.	50,700	301,578
Cofinimmo SA	1,083	131,855
Colony Starwood Homes	44,900	1,222,178
Country Garden Holdings Co., Ltd.	392,000	156,160
Dalian Wanda Commercial Properties Co., Ltd.-Class H (c)	36,800	233,234
Digital Realty Trust, Inc. (b)	7,358	702,321
East Japan Railway Co.	5,500	499,000
Evergrande Real Estate Group Ltd. (b)	289,750	193,902
Fastighets AB Balder-Class B (a)	4,900	126,613
Fibra Uno Administracion SA de CV	126,810	273,864
Fonciere Des Regions	1,899	169,740
Frasers Centrepoint Ltd.	220,500	256,273
Fukuoka REIT Corp.	270	494,742
Gecina SA	2,003	282,503
Globe Trade Centre SA (a)	18,216	30,763
Goldin Properties Holdings Ltd. (a)	70,000	31,211
GPT Group (The)	327,477	1,271,558
Gramercy Property Trust	135,181	1,207,166
Great Portland Estates PLC	18,259	198,340
Growthpoint Properties Ltd.	136,366	203,936
H&R Real Estate Investment Trust	14,944	241,821
Henderson Land Development Co., Ltd.	53,920	326,765
Hufvudstaden AB-Class A	5,895	91,211
Hulic Co., Ltd.	19,350	190,543
Hung Poo Real Estate Development Corp.	12,000	9,433
IMMOFINANZ AG (a)	535,540	1,241,373
IOI Properties Group Bhd	105,300	61,971
Kaisa Group Holdings Ltd. (a)(b)(d)(e)	1,057,000	53,049
Kennedy Wilson Europe Real Estate PLC	66,029	1,035,124
Kiwi Property Group Ltd.	68,332	68,623
KLCCP Stapled Group	24,700	43,956
Land Securities Group PLC	41,881	705,852
LendLease Group	44,053	426,748
Lippo Karawaci Tbk PT	1,034,100	72,245
Longfor Properties Co., Ltd.	78,950	105,691

Company	Shares	U.S. $ Value
Mah Sing Group Bhd	85,175	29,699
Mapletree Greater China Commercial Trust (c)	102,100	72,653
Merlin Properties Socimi SA	113,441	1,248,072
Mitsubishi Estate Co., Ltd.	96,000	1,838,820
Mitsui Fudosan Co., Ltd.	105,000	2,557,323
New World Development Co., Ltd.	545,164	513,540
Nomura Real Estate Master Fund, Inc.	191	301,027
Oberoi Realty Ltd.	4,676	18,897
Orix JREIT, Inc.	124	195,981
Pakuwon Jati Tbk PT	1,267,500	50,943
Premier Investment Corp.	519	660,577
Pruksa Real Estate PCL	36,500	25,798
Quality Houses PCL	238,983	15,653
Redefine Properties Ltd. (b)	219,041	152,472
Resilient REIT Ltd.	12,294	101,798
SA Corporate Real Estate Fund Nominees Pty Ltd.	669,798	206,854
SM Prime Holdings, Inc.	422,750	216,681
SP Setia Bhd Group	48,950	37,699
Sponda Oyj	12,710	53,813
STORE Capital Corp.	46,270	1,181,273
Sumitomo Realty & Development Co., Ltd.	63,000	1,747,587
Summarecon Agung Tbk PT	589,900	68,997
Sun Hung Kai Properties Ltd.	176,663	2,073,033
Sunac China Holdings Ltd.	95,400	58,948
Suntec Real Estate Investment Trust (b)	130,400	157,698
Supalai PCL	33,200	18,958
Swiss Prime Site AG (REG) (a)	3,367	288,604
TLG Immobilien AG	13,800	301,647
United Urban Investment Corp. (b)	134	211,159
UOL Group Ltd.	265,248	1,093,685
VEREIT, Inc.	49,399	473,736
Wallenstam AB-Class B	10,651	90,589
WHA Corp. PCL (a)	179,430	16,675
Wharf Holdings Ltd. (The)	72,000	388,690
WP Carey, Inc.	4,790	307,087

		37,480,792

Health Care - 1.8%
Assura PLC	345,090	280,394
Care Capital Properties, Inc.	24,090	626,099
Chartwell Retirement Residences	9,271	104,775
HCP, Inc.	24,980	821,092
LTC Properties, Inc.	12,490	582,284
Medical Properties Trust, Inc.	47,180	693,546
Omega Healthcare Investors, Inc.	8,950	285,684
Ventas, Inc.	52,046	3,452,211
Welltower, Inc.	27,844	1,918,730

		8,764,815

Triple Net - 0.5%
National Retail Properties, Inc.	33,036	1,497,522
Realty Income Corp. (b)	15,330	921,180

		2,418,702

		48,664,309

Company	Shares	U.S. $ Value
Materials - 7.4%
Commodity Chemicals - 0.5%
LyondellBasell Industries NV-Class A	31,070	2,527,855

Diversified Chemicals - 0.3%
Arkema SA	16,716	1,371,410

Diversified Metals & Mining - 3.0%
Antofagasta PLC (b)	208,600	1,293,184
Boliden AB	77,180	1,366,773
First Quantum Minerals Ltd.	154,160	1,011,001
Glencore PLC (a)	1,894,680	3,582,176
Korea Zinc Co., Ltd.	3,350	1,319,779
Lundin Mining Corp. (a)	179,720	596,166
Rio Tinto PLC	141,400	3,940,493
South32 Ltd. (a)	887,760	998,251
Syrah Resources Ltd. (a)(b)	157,240	620,171

		14,727,994

Fertilizers & Agricultural Chemicals - 1.2%
Agrium, Inc. (Toronto)	2,953	266,510
CF Industries Holdings, Inc.	4,929	136,336
Monsanto Co.	26,632	2,995,301
Potash Corp. of Saskatchewan, Inc.	18,291	298,492
Syngenta AG (REG)	1,967	773,470
UPL Ltd.	144,850	1,280,121

		5,750,230

Forest Products - 0.0%
West Fraser Timber Co., Ltd.	1,487	50,801

Gold - 1.4%
Agnico Eagle Mines Ltd.	30,310	1,360,466
Barrick Gold Corp.	33,980	569,844
Barrick Gold Corp. (Toronto)	31,802	531,589
Franco-Nevada Corp.	4,771	301,755
Goldcorp, Inc.	124,402	2,091,786
Newcrest Mining Ltd. (a)	20,928	290,602
Newmont Mining Corp.	14,446	468,195
Randgold Resources Ltd.	12,513	1,051,307
Real Gold Mining Ltd. (a)(d)(e)	686,500	0	^

		6,665,544

Paper Packaging - 0.1%
International Paper Co.	8,707	367,087

Paper Products - 0.1%
Mondi PLC	7,752	150,717
Oji Holdings Corp.	17,000	69,526
Stora Enso Oyj-Class R	11,667	100,064
UPM-Kymmene Oyj	11,415	219,637

		539,944

Precious Metals & Minerals - 0.2%
Fresnillo PLC	6,035	88,088
Silver Wheaton Corp.	49,914	930,642

		1,018,730

Company	Shares	U.S. $ Value
Specialty Chemicals - 0.1%
Johnson Matthey PLC	16,175	675,029

Steel - 0.5%
Novolipetsk Steel PJSC (GDR) (c)	78,040	1,010,178
Severstal PAO (GDR) (c)	62,390	651,504
voestalpine AG	20,450	700,077

		2,361,759

		36,056,383

Residential - 6.8%
Multi-Family - 5.2%
Advance Residence Investment Corp.	69	174,311
Apartment Investment & Management Co.-Class A	8,463	360,947
AvalonBay Communities, Inc.	23,275	4,186,707
BUWOG AG (a)	3,195	68,755
Camden Property Trust	15,139	1,289,994
Canadian Apartment Properties REIT	5,921	137,126
China Overseas Land & Investment Ltd.	774,650	2,324,309
China Resources Land Ltd.	690,966	1,648,010
China Vanke Co., Ltd.-Class H	223,475	531,728
CIFI Holdings Group Co., Ltd.	1,412,000	333,761
Corp. GEO SAB de CV Series B (a)(b)	1,085	547
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,720	39,106
Desarrolladora Homex SAB de CV (a)(b)	130	19
Deutsche Wohnen AG	18,255	586,662
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	590,469	539,251
Equity Residential	19,527	1,351,464
Essex Property Trust, Inc.	3,548	806,212
Greentown China Holdings Ltd. (a)(b)	314,000	221,023
Independence Realty Trust, Inc.	124,380	970,164
Japan Rental Housing Investments, Inc.	620	481,689
Kenedix Residential Investment Corp. (b)	184	489,337
Killam Apartment Real Estate Investment Trust	54,710	496,472
Land & Houses PCL	191,500	45,767
LEG Immobilien AG (a)	3,120	278,513
Mid-America Apartment Communities, Inc.	15,836	1,630,949
Mirvac Group	591,440	830,062
MRV Engenharia e Participacoes SA	15,100	41,202
Shenzhen Investment Ltd.	156,000	62,964
Shimao Property Holdings Ltd.	67,500	85,248
Sino-Ocean Land Holdings Ltd.	195,350	79,337
Stockland	122,660	401,108
Sun Communities, Inc.	17,221	1,202,542
UDR, Inc.	14,086	507,519
UNITE Group PLC (The)	91,892	872,272
Urbi Desarrollos Urbanos SAB de CV (a)(d)(e)	52,560	0
Vonovia SE	41,814	1,433,713
Wing Tai Holdings Ltd.	401,500	501,453

		25,010,243

Self Storage - 1.5%
Big Yellow Group PLC	50,760	610,686
CubeSmart	9,002	286,624
Extra Space Storage, Inc.	18,151	1,687,498

Company	Shares	U.S. $ Value
Public Storage	11,081	2,811,361
Safestore Holdings PLC	90,830	460,295
Sovran Self Storage, Inc.	11,300	1,223,451

		7,079,915

Student Housing - 0.1%
Education Realty Trust, Inc.	15,230	651,692

		32,741,850

Retail - 6.4%
Regional Mall - 2.5%
BR Malls Participacoes SA (a)	22,783	72,820
CapitaLand Mall Trust	139,600	205,862
General Growth Properties, Inc.	41,338	1,110,752
Macerich Co. (The)	8,518	650,094
Multiplan Empreendimentos Imobiliarios SA	4,050	61,250
Pennsylvania Real Estate Investment Trust (b)	26,570	560,627
Simon Property Group, Inc.	42,421	8,384,087
Westfield Corp.	161,472	1,249,242

		12,294,734

Shopping Center/Other Retail - 3.9%
Aeon Mall Co., Ltd.	35,800	469,258
Capital & Counties Properties PLC	38,014	188,109
Capitaland Malaysia Mall Trust	59,500	21,618
Citycon Oyj	20,769	49,659
DDR Corp.	51,174	880,704
Federal Realty Investment Trust	3,708	568,028
Fibra Shop Portafolios Inmobiliarios SAPI de CV	527,316	461,126
Frontier Real Estate Investment Corp.	115	561,394
Hammerson PLC	41,134	344,821
Hyprop Investments Ltd.	39,833	298,889
IGB Real Estate Investment Trust	90,000	35,093
Intu Properties PLC (b)	49,387	213,819
Japan Retail Fund Investment Corp.	131	303,992
Kimco Realty Corp.	22,291	628,160
Kite Realty Group Trust	40,410	1,085,817
Klepierre	34,521	1,577,780
Link REIT	335,378	2,053,799
Mercialys SA	36,950	803,689
Ramco-Gershenson Properties Trust	57,964	1,043,932
Regency Centers Corp.	26,007	1,992,136
Retail Opportunity Investments Corp.	30,634	619,419
RioCan Real Estate Investment Trust (Toronto)	17,239	360,595
Scentre Group	587,025	1,974,531
Shaftesbury PLC	14,693	194,681
Smart Real Estate Investment Trust	5,966	156,958
Unibail-Rodamco SE	5,189	1,395,584
Vicinity Centres	190,641	448,516

		18,732,107

		31,026,841

Office - 3.8%
Office - 3.8%
Allied Properties Real Estate Investment Trust	27,383	757,791
alstria office REIT-AG (a)	98,355	1,285,444
Ascendas India Trust	37,500	25,983

Company	Shares	U.S. $ Value
Befimmo SA	898	59,599
Boston Properties, Inc.	25,718	3,230,952
Brandywine Realty Trust	72,530	1,145,249
Castellum AB (b)	8,718	118,749
Cominar Real Estate Investment Trust	9,103	118,356
Derwent London PLC	5,248	250,045
Dream Office Real Estate Investment Trust	47,314	681,198
Empire State Realty Trust, Inc.-Class A	44,050	834,748
Entra ASA (c)	3,699	35,029
Equity Commonwealth (a)	24,550	709,250
Fabege AB	7,069	114,560
Green REIT PLC	35,609	57,529
Highwoods Properties, Inc.	20,910	1,017,481
Hongkong Land Holdings Ltd.	63,400	382,924
ICADE	9,750	703,931
Inmobiliaria Colonial SA (a)	1,307,733	1,031,215
Investa Office Fund	193,580	593,858
Japan Real Estate Investment Corp.	65	379,892
Kenedix Office Investment Corp.-Class A	155	879,637
Kilroy Realty Corp.	5,017	316,824
Liberty Property Trust	8,129	303,374
MCUBS MidCity Investment Corp. (b)	140	474,504
Nippon Building Fund, Inc.	72	427,207
Norwegian Property ASA	15,072	16,665
PSP Swiss Property AG (REG)	2,144	200,850
SL Green Realty Corp.	5,392	546,533
Vornado Realty Trust	9,274	885,852
Workspace Group PLC	80,710	1,012,590

		18,597,819

Industrials - 2.0%
Industrial Warehouse Distribution - 1.5%
Ascendas Real Estate Investment Trust (b)	105,300	175,060
DCT Industrial Trust, Inc.	27,300	1,177,449
Duke Realty Corp.	18,746	443,718
Global Logistic Properties Ltd.	168,100	220,976
GLP J-Reit	488	560,158
Granite Real Estate Investment Trust	15,733	472,462
Macquarie Mexico Real Estate Management SA de CV (a)	356,247	446,834
PLA Administradora Industrial S de RL de CV (a)	9,030	15,064
Prologis, Inc.	28,666	1,362,495
Pure Industrial Real Estate Trust	125,290	488,223
Rexford Industrial Realty, Inc.	50,870	1,012,313
Segro PLC	39,056	247,169
Warehouses De Pauw CVA	5,967	566,907

		7,188,828

Mixed Office Industrial - 0.5%
Axiare Patrimonio SOCIMI SA	37,590	548,320
BR Properties SA	10,320	23,561
Goodman Group	267,221	1,371,261
Kungsleden AB	91,592	647,791

		2,590,933

		9,779,761

Company	Shares	U.S. $ Value
Food Beverage & Tobacco - 0.6%
Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	45,835	1,960,363
Bunge Ltd.	3,216	215,697
Wilmar International Ltd.	41,700	100,686

		2,276,746

Packaged Foods & Meats - 0.1%
Tyson Foods, Inc.-Class A	10,440	665,863

		2,942,609

Lodging - 0.6%
Lodging - 0.6%
Chesapeake Lodging Trust	20,200	481,568
Host Hotels & Resorts, Inc.	41,941	645,891
Pebblebrook Hotel Trust	16,730	421,931
Summit Hotel Properties, Inc.	66,840	782,028
Wyndham Worldwide Corp.	4,360	293,820

		2,625,238

Real Estate - 0.4%
Developers - 0.2%
Daelim Industrial Co., Ltd.	4,600	313,307
Transurban Group	56,030	487,112

		800,419

Diversified Real Estate Activities - 0.2%
MMC Norilsk Nickel PJSC (ADR)	72,110	1,008,706

		1,809,125

Mortgage - 0.3%
Mortgage - 0.3%
Blackstone Mortgage Trust, Inc.-Class A	17,650	497,554
Concentradora Hipotecaria SAPI de CV	360,840	486,418
First American Financial Corp.	12,770	488,325

		1,472,297

Financial: Other - 0.0%
Financial: Other - 0.0%
DLF Ltd.	23,021	44,391

Total Common Stocks (cost $317,873,835)		320,766,975

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 18.1%
United States - 18.1%
U.S. Treasury Inflation Index
0.125%, 4/15/17-4/15/18 (TIPS)	$42,202	42,537,642
1.625%, 1/15/18 (TIPS)	14,429	14,982,131
2.375%, 1/15/17 (TIPS) (f)	5,555	5,682,141
2.375%, 1/15/17 (TIPS)	12,471	12,756,738
2.625%, 7/15/17 (TIPS)	11,484	11,989,491

Company	Shares	U.S. $ Value
Total Inflation-Linked Securities (cost $88,037,435)		87,948,143

INVESTMENT COMPANIES - 5.1%
Funds and Investment Trusts - 5.1%
iShares US Real Estate ETF (b)	18,015	1,410,214
SPDR S&P Dividend ETF (b)	176,000	14,396,800
Vanguard Dividend Appreciation ETF (b)	111,190	9,089,783

Total Investment Companies (cost $23,534,901)		24,896,797

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Funds and Investment Trusts - 0.1%
PowerShares DB US Dollar Index Bullish Fund Expiration: Jun 2016, Exercise Price: $ 26.00 (a)(g)	56,656	113,312
PowerShares DB US Dollar Index Bullish Fund Expiration: Jun 2016, Exercise Price: $ 25.00 (a)(g)	9,030	90,300

Total Options Purchased - Calls (premiums paid $874,696)		203,612

	Shares
WARRANTS - 0.1%
Equity: Other - 0.1%
Diversified/Specialty - 0.1%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 9/06/18 (a) (cost $186,443)	109,109	185,681

RIGHTS - 0.0%
Equity: Other - 0.0%
Diversified/Specialty - 0.0%
Castellum AB, expiring 9/06/18 (a) (cost $22,899)	11,674	25,751

SHORT-TERM INVESTMENTS - 8.8%
Investment Companies - 7.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.41% (h)(i) (cost $34,549,509)	34,549,509	34,549,509

	Principal Amount (000)
U.S. Treasury Bills - 1.7%
U.S. Treasury Bill Zero Coupon, 7/28/16 (f) (cost $8,319,804)	$8,323	8,319,804

Total Short-Term Investments (cost $42,869,313)		42,869,313

		U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.3% (cost $473,399,522)		476,896,272

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%
Investment Companies - 3.5%
AB Exchange Reserves-Class I, 0.38% (h)(i) (cost $16,913,185)	16,913,185	16,913,185

Total Investments - 101.8% (cost $490,312,707) (j)		493,809,457
Other assets less liabilities - (1.8)% (k)		(8,804,401)

Net Assets - 100.0%		$485,005,056

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Cattle Feeder Futures	33	August 2016	$2,370,143	$2,427,150	$57,007
Copper Futures	31	July 2016	1,601,421	1,624,013	22,592
Gasoline RBOB Futures	99	June 2016	6,199,197	6,708,517	509,320
Gasoline RBOB Futures	54	July 2016	3,706,442	3,656,923	(49,519)
Gold 100 OZ Futures	40	August 2016	5,019,298	4,870,000	(149,298)
LME Nickel Futures	63	June 2016	3,256,482	3,174,633	(81,849)
LME Nickel Futures	48	July 2016	2,439,651	2,423,232	(16,419)
LME Primary Aluminum Futures	81	June 2016	3,139,504	3,130,144	(9,360)
LME Zinc Futures	8	June 2016	379,228	383,950	4,722
Palladium Futures	20	September 2016	1,104,448	1,094,700	(9,748)
Soybean Futures	6	July 2016	283,518	323,550	40,032
Sold Contracts
Cocoa Futures	17	July 2016	496,818	520,030	(23,212)
Lean Hogs Futures	57	July 2016	1,822,725	1,857,060	(34,335)
LME Nickel Futures	63	June 2016	3,209,279	3,174,633	34,646
LME Primary Aluminum Futures	81	June 2016	3,192,345	3,130,144	62,201
LME Primary Aluminum Futures	81	July 2016	3,145,589	3,137,231	8,358
LME Zinc Futures	8	June 2016	375,226	383,950	(8,724)
Sugar 11 (World) Futures	85	September 2016	1,616,787	1,681,232	(64,445)

					$291,969

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	536,526	USD	4,829	6/17/16	$(18,466)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	SEK	2,932	USD	347	6/17/16	$(4,498)
Bank of America, NA	USD	78	INR	5,271	6/17/16	(126)
Bank of America, NA	USD	2,270	JPY	255,286	6/17/16	36,649
Bank of America, NA	USD	2,012	RUB	157,087	6/17/16	334,814
Bank of America, NA	USD	3,177	RUB	208,038	6/17/16	(69,632)
Barclays Bank PLC	AUD	4,346	USD	3,220	6/17/16	81,145
Barclays Bank PLC	CNY	1,341	USD	204	6/17/16	67
Barclays Bank PLC	GBP	4,699	USD	6,549	6/17/16	(257,200)
Barclays Bank PLC	INR	5,271	USD	77	6/17/16	(1,059)
Barclays Bank PLC	KRW	4,996,367	USD	4,122	6/17/16	(72,838)
Barclays Bank PLC	RUB	348,169	USD	5,157	6/17/16	(43,350)
Barclays Bank PLC	TWD	124,609	USD	3,786	6/17/16	(33,439)
Barclays Bank PLC	USD	1,315	GBP	912	6/17/16	6,456
Barclays Bank PLC	USD	1,239	JPY	137,677	6/17/16	4,460
Barclays Bank PLC	USD	5,574	RUB	407,861	6/17/16	518,497
Barclays Bank PLC	USD	3,724	IDR	51,766,770	9/20/16	(3,589)
BNP Paribas SA	USD	5,022	JPY	535,514	6/17/16	(184,168)
BNP Paribas SA	USD	1,013	SGD	1,405	6/17/16	6,584
Brown Brothers Harriman & Co.	EUR	1,789	USD	2,000	9/20/16	1,636
Citibank	EUR	18,880	USD	20,927	6/17/16	(90,589)
Citibank	EUR	7,214	USD	8,139	6/17/16	108,690
Citibank	GBP	1,701	USD	2,416	6/17/16	(47,594)
Credit Suisse International	TRY	10,711	USD	3,600	6/17/16	(12,968)
Credit Suisse International	USD	11,913	JPY	1,263,982	6/17/16	(493,476)
Credit Suisse International	USD	9,616	NOK	79,117	6/17/16	(158,724)
Credit Suisse International	TRY	4,728	USD	1,551	9/20/16	(6,680)
Deutsche Bank AG	USD	152	BRL	545	7/05/16	(2,146)
Goldman Sachs Bank USA	BRL	15,457	USD	4,341	6/17/16	82,504
Goldman Sachs Bank USA	JPY	401,021	USD	3,577	6/17/16	(46,358)
Goldman Sachs Bank USA	RUB	175,480	USD	2,508	6/17/16	(112,877)
Goldman Sachs Bank USA	USD	3,887	CNY	25,344	6/17/16	(37,875)
Goldman Sachs Bank USA	USD	7,903	JPY	886,204	6/17/16	103,150
Goldman Sachs Bank USA	USD	2,225	RUB	169,197	6/17/16	302,505
Goldman Sachs Bank USA	CNY	36,733	USD	5,539	9/20/16	(4,684)
HSBC Bank USA	GBP	925	USD	1,321	6/17/16	(18,830)
HSBC Bank USA	JPY	2,597,390	USD	23,802	6/17/16	335,387
HSBC Bank USA	USD	4,512	CAD	5,696	6/17/16	(168,840)
HSBC Bank USA	GBP	1,005	USD	1,453	9/20/16	(4,059)
HSBC Bank USA	GBP	1,969	USD	2,857	9/20/16	2,566
JPMorgan Chase Bank	AUD	8,283	USD	6,053	6/17/16	69,759
JPMorgan Chase Bank	NOK	39,712	USD	4,669	6/17/16	(77,756)
JPMorgan Chase Bank	NOK	40,743	USD	4,876	6/17/16	5,442
JPMorgan Chase Bank	USD	2,671	GBP	1,867	6/17/16	33,090
JPMorgan Chase Bank	USD	2,515	JPY	273,113	6/17/16	(47,939)
JPMorgan Chase Bank	USD	5,034	NOK	40,601	6/17/16	(180,414)
JPMorgan Chase Bank	USD	3,650	TRY	10,711	6/17/16	(37,712)
JPMorgan Chase Bank	AUD	5,757	USD	4,193	9/20/16	47,358
Morgan Stanley & Co., Inc.	EUR	1,372	USD	1,518	6/17/16	(9,249)
Morgan Stanley & Co., Inc.	EUR	1,719	USD	1,949	6/17/16	35,115
Morgan Stanley & Co., Inc.	USD	9,663	AUD	12,629	6/17/16	(540,102)
Morgan Stanley & Co., Inc.	USD	9,896	EUR	8,807	6/17/16	(92,010)
Morgan Stanley & Co., Inc.	USD	3,218	ZAR	50,519	6/17/16	(13,161)
Morgan Stanley & Co., Inc.	JPY	241,742	USD	2,225	9/20/16	33,773
Nomura Global Financial Products, Inc.	JPY	288,157	USD	2,578	6/17/16	(25,657)
Nomura Global Financial Products, Inc.	USD	4,470	TWD	144,187	6/17/16	(50,250)
Royal Bank of Scotland PLC	CAD	2,108	USD	1,539	6/17/16	(68,372)
Royal Bank of Scotland PLC	GBP	1,707	USD	2,441	6/17/16	(31,622)
Royal Bank of Scotland PLC	USD	5,629	BRL	20,634	6/17/16	55,871
Royal Bank of Scotland PLC	USD	5,194	CAD	6,778	6/17/16	(25,681)
Royal Bank of Scotland PLC	USD	1,932	HKD	14,983	6/17/16	(3,650)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	4,451	KRW	5,152,844	6/17/16	$(124,642)
Royal Bank of Scotland PLC	USD	778	MYR	3,240	6/17/16	8,673
Royal Bank of Scotland PLC	USD	3,629	ZAR	57,920	6/17/16	45,737
Royal Bank of Scotland PLC	ZAR	63,968	USD	4,152	6/17/16	93,866
Royal Bank of Scotland PLC	USD	4,567	INR	311,843	9/20/16	(7,339)
Societe Generale SA	NOK	38,666	USD	4,498	6/17/16	(124,156)
Standard Chartered Bank	CNY	24,003	USD	3,651	6/17/16	5,908
Standard Chartered Bank	GBP	603	USD	857	6/17/16	(16,607)
Standard Chartered Bank	USD	1,528	IDR	20,453,303	6/17/16	(30,618)
State Street Bank & Trust Co.	CAD	15,918	USD	11,888	6/17/16	(250,613)
State Street Bank & Trust Co.	EUR	4,105	USD	4,551	6/17/16	(18,782)
State Street Bank & Trust Co.	NOK	763	USD	90	6/17/16	(1,433)
State Street Bank & Trust Co.	NZD	186	USD	125	6/17/16	(847)
State Street Bank & Trust Co.	USD	4,846	EUR	4,243	6/17/16	(122,263)
State Street Bank & Trust Co.	USD	4,184	JPY	471,318	6/17/16	74,218
State Street Bank & Trust Co.	USD	4,602	NOK	39,429	6/17/16	110,791
State Street Bank & Trust Co.	BRL	1,141	USD	312	8/02/16	1,432
State Street Bank & Trust Co.	USD	633	BRL	2,265	8/02/16	(16,836)
State Street Bank & Trust Co.	EUR	1,324	USD	1,492	9/20/16	13,268
UBS AG	CAD	1,562	USD	1,177	6/17/16	(14,529)
UBS AG	USD	1,957	CHF	1,934	6/17/16	(10,057)

						$(1,276,951)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$23,600	5/11/19	1.640%	CPI	#	$36,913
Deutsche Bank AG	25,060	3/09/19	1.508%	CPI	#	80,742
Deutsche Bank AG	102,000	7/30/25	2.278%	CPI	#	(1,715,698)
JPMorgan Chase Bank, NA	116,340	3/30/25	2.170%	CPI	#	(1,540,385)
JPMorgan Chase Bank, NA	81,117	4/01/25	2.170%	CPI	#	(1,073,037)

						$(4,211,465)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Bloomberg Agriculture Subindex	88,138	0.15%	USD	4,984	7/15/16	$215,509
Bloomberg Commodity Index 2 Months Forwards	817,520	0.11%		153,708	6/15/16	234,259
Bloomberg Commodity Index 2 Months Forwards	72,907	0.11%		13,708	6/15/16	20,891

						$470,659

^	Less than $0.50.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate market value of these securities amounted to $2,713,303 or 0.6% of net assets.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	One contract relates to 100 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,669,526 and gross unrealized depreciation of investments was $(16,172,776), resulting in net unrealized appreciation of $3,496,750.
(k)	An amount of U.S. $2,269,071 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2016.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona

SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
LME	-	London Metal Exchange
PJSC	-	Public Joint Stock Company
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security

Country Breakdown*

May 31, 2016 (unaudited)

54.5%	United States
4.8%	Netherlands
4.6%	United Kingdom
4.2%	France
3.6%	Japan
3.6%	Canada
2.4%	Australia
2.3%	China
1.8%	Hong Kong
1.0%	Russia
0.8%	Germany
0.7%	Singapore
0.6%	Spain
6.1%	Other
9.0%	Short-Term

100.0%

*	All data are as of May 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Argentina, Belgium, Brazil, Chile, Finland, India, Indonesia, Ireland, Israel, Italy, Jersey (Channel Islands), Malaysia, Mexico, New Zealand, Norway, Philippines, Poland, Portugal, South Africa, South Korea, Sweden, Switzerland, Taiwan, Thailand, Turkey and United Arab Emirates.

AB Pooling Portfolios

AB Multi-Asset Real Return Portfolio

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Energy	$76,202,223		$58,804,129		$	– 0	–	$135,006,352
Equity: Other	19,671,819		28,939,441			53,049		48,664,309
Materials	14,503,826		21,552,557			– 0	–(a)	36,056,383
Residential	19,681,596		13,060,254			– 0	–(b)	32,741,850
Retail	18,671,598		12,355,243			– 0	–	31,026,841
Office	10,621,802		7,976,017			– 0	–	18,597,819
Industrials	5,990,439		3,789,322			– 0	–	9,779,761
Food Beverage & Tobacco	2,841,923		100,686			– 0	–	2,942,609
Lodging	2,625,238		– 0	–		– 0	–	2,625,238
Real Estate	310,827		1,498,298			– 0	–	1,809,125
Mortgage	1,472,297		– 0	–		– 0	–	1,472,297
Financial: Other	– 0	–	44,391			– 0	–	44,391
Inflation-Linked Securities	– 0	–	87,948,143			– 0	–	87,948,143
Investment Companies	24,896,797		– 0	–		– 0	–	24,896,797
Options Purchased - Calls	– 0	–	203,612			– 0	–	203,612
Warrants	– 0	–	185,681			– 0	–	185,681
Rights	25,751		– 0	–		– 0	–	25,751
Short-Term Investments:
Investment Companies	34,549,509		– 0	–		– 0	–	34,549,509
U.S. Treasury Bills	– 0	–	8,319,804			– 0	–	8,319,804
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	16,913,185		– 0	–		– 0	–	16,913,185

Total Investments in Securities	248,978,830		244,777,578			53,049		493,809,457

Other Financial Instruments(c):
Assets:
Futures	738,878		– 0	–		– 0	–	738,878
Forward Currency Exchange Contracts	– 0	–	2,559,411			– 0	–	2,559,411
Inflation (CPI) Swaps	– 0	–	117,655			– 0	–	117,655
Total Return Swaps	– 0	–	470,659			– 0	–	470,659
Liabilities:
Futures	(446,909)		– 0	–		– 0	–	(446,909)
Forward Currency Exchange Contracts	– 0	–	(3,836,362)			– 0	–	(3,836,362)
Inflation (CPI) Swaps	– 0	–	(4,329,120)			– 0	–	(4,329,120)

Total(d)	$249,270,799		$239,759,821			$53,049		$489,083,669

(a)	Amount less than $0.50.
(b)	The Portfolio held securities with zero market value at period end.
(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(d)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Equity: Other		Common Stocks - Materials			Common Stocks – Residential(b)
Balance as of 8/31/15	$185,499		$	– 0	–(a)		$31
Accrued discounts/(premiums)	– 0	–		– 0	–		– 0	–
Realized gain (loss)	– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	(132,450)			– 0	–		– 0	–
Purchases	– 0	–		– 0	–		– 0	–
Sales	– 0	–		– 0	–		– 0	–
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		(31)

Balance as of 5/31/16	$53,049		$	– 0	–(a)	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 5/31/16	$(132,450)		$	– 0	–	$	– 0	–

	Total
Balance as of 8/31/15	$185,530
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	(132,450)
Purchases	– 0	–
Sales	– 0	–
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(31)

Balance as of 5/31/16	$53,049	(c)

Net change in unrealized appreciation/depreciation from investments held as of 5/31/16	$(132,450)

(a)	Amount less than $0.50.
(b)	The Portfolio held securities with zero market value at period end.
(c)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)	Dividend Income (000)
$103,525	$507,636	$576,611	$34,550	$84

A summary of the Portfolio’s transactions in shares of AB Exchange Reserves – Class I for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)
$26,857	$381,292	$391,236	$16,913

AB Pooling Portfolios

AB International Value Portfolio

Portfolio of Investments

May 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Financials - 26.0%
Banks - 14.9%
Australia & New Zealand Banking Group Ltd.	103,110	$1,893,231
Banco Macro SA (ADR)	20,920	1,307,500
Bank of Baroda	689,970	1,456,322
Bank of Montreal	22,650	1,421,508
Bank of Queensland Ltd.	547,320	4,589,866
CYBG PLC (a)	462,294	1,858,038
Danske Bank A/S	102,310	2,953,612
ING Groep NV	415,420	5,140,566
Intesa Sanpaolo SpA	676,740	1,736,701
KB Financial Group, Inc.	66,050	1,884,475
KBC Groep NV (a)	52,900	3,129,014
Mitsubishi UFJ Financial Group, Inc.	1,038,000	5,128,260
OTP Bank PLC	87,470	2,115,775
Shinhan Financial Group Co., Ltd.	37,810	1,253,918
Sumitomo Mitsui Trust Holdings, Inc.	564,000	1,945,665
Toronto-Dominion Bank (The)	54,860	2,389,183

		40,203,634

Capital Markets - 1.2%
Amundi SA (b)	30,570	1,462,794
Azimut Holding SpA	77,390	1,702,653

		3,165,447

Diversified Financial Services - 1.3%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	366,900	1,616,407
Challenger Ltd./Australia	295,300	2,037,178

		3,653,585

Insurance - 6.0%
AIA Group Ltd.	367,600	2,156,211
Aviva PLC	264,019	1,717,912
Dongbu Insurance Co., Ltd.	42,490	2,603,207
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	11,470	2,156,397
NN Group NV	87,279	2,913,318
Ping An Insurance Group Co. of China Ltd. - Class H	249,500	1,121,201
Suncorp Group Ltd.	185,412	1,736,038
Zurich Insurance Group AG (a)	7,780	1,882,930

		16,287,214

Real Estate Investment Trusts (REITs) - 0.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,420,530	1,297,311

Real Estate Management & Development - 1.5%
China Overseas Land & Investment Ltd.	620,000	1,860,287
LendLease Group	220,073	2,131,880

		3,992,167

Thrifts & Mortgage Finance - 0.6%
LIC Housing Finance Ltd.	231,687	1,617,608

		70,216,966

Company	Shares	U.S. $ Value
Consumer Discretionary - 15.1%
Auto Components - 4.1%
Hankook Tire Co., Ltd.	43,830	$1,882,418
Magna International, Inc. (New York) - Class A	71,470	2,896,679
Plastic Omnium SA	40,882	1,364,080
Sumitomo Electric Industries Ltd.	209,200	2,935,796
Valeo SA (c)	13,130	1,983,113

		11,062,086

Automobiles - 4.8%
Honda Motor Co., Ltd.	136,500	3,830,410
Isuzu Motors Ltd. (c)	170,700	2,040,871
Peugeot SA (a)	230,180	3,625,858
Tata Motors Ltd. (a)	229,503	1,543,025
Tata Motors Ltd. - Class A (a)	418,556	1,943,800

		12,983,964

Internet & Catalog Retail - 0.4%
JD.com, Inc. (ADR) (a)	50,090	1,232,715

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	84,100	2,074,546

Media - 3.7%
Altice NV - Class A (a)(c)	174,720	3,010,020
Liberty Global PLC - Series C (a)	101,245	3,657,982
Vivendi SA	164,737	3,263,232

		9,931,234

Specialty Retail - 0.5%
Kingfisher PLC	264,010	1,401,348

Textiles, Apparel & Luxury Goods - 0.8%
HUGO BOSS AG	19,970	1,229,131
Kering	6,320	1,021,097

		2,250,228

		40,936,121

Industrials - 10.0%
Aerospace & Defense - 1.0%
Airbus Group SE	44,538	2,771,419

Airlines - 3.9%
Air Canada (a)	157,410	1,155,953
International Consolidated Airlines Group SA	499,280	3,866,331
Japan Airlines Co., Ltd.	103,000	3,515,604
Qantas Airways Ltd. (a)	888,073	1,974,918

		10,512,806

Industrial Conglomerates - 0.9%
Rheinmetall AG	36,640	2,517,806

Machinery - 2.4%
IHI Corp.	990,000	2,528,306
JTEKT Corp.	288,700	3,962,762

		6,491,068

Company	Shares	U.S. $ Value
Road & Rail - 1.8%
Canadian National Railway Co.	18,800	$1,114,653
Central Japan Railway Co.	21,100	3,712,614

		4,827,267

		27,120,366

Information Technology - 8.3%
Electronic Equipment, Instruments & Components - 0.8%
Largan Precision Co., Ltd.	26,000	2,163,133

Internet Software & Services - 0.8%
Tencent Holdings Ltd.	104,200	2,312,598

Semiconductors & Semiconductor Equipment - 4.4%
Infineon Technologies AG	193,160	2,892,425
Novatek Microelectronics Corp.	680,000	2,256,332
SCREEN Holdings Co., Ltd.	292,000	2,859,232
Sumco Corp.	330,400	2,313,534
Tokyo Electron Ltd.	20,300	1,494,463

		11,815,986

Software - 0.8%
Nintendo Co., Ltd.	15,700	2,306,098

Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co., Ltd.	3,650	3,950,711

		22,548,526

Telecommunication Services - 8.3%
Diversified Telecommunication Services - 5.5%
BT Group PLC	1,025,390	6,558,218
Nippon Telegraph & Telephone Corp.	127,100	5,562,551
TDC A/S	533,120	2,669,709

		14,790,478

Wireless Telecommunication Services - 2.8%
Rogers Communications, Inc. - Class B	24,990	952,835
SoftBank Group Corp.	30,400	1,693,708
Vodafone Group PLC	1,521,582	5,081,663

		7,728,206

		22,518,684

Consumer Staples - 8.3%
Beverages - 0.4%
Asahi Group Holdings Ltd. (c)	33,000	1,118,390

Food & Staples Retailing - 2.9%
Delhaize Group	53,240	5,579,700
Loblaw Cos., Ltd.	24,330	1,318,590
X5 Retail Group NV (GDR) (a)(b)	53,395	1,041,898

		7,940,188

Food Products - 1.0%
JBS SA	453,700	1,255,535
WH Group Ltd. (b)	1,670,500	1,285,525

		2,541,060

Company	Shares	U.S. $ Value
Household Products - 1.1%
Henkel AG & Co. KGaA (Preference Shares)	24,140	$2,816,013

Tobacco - 2.9%
British American Tobacco PLC	101,980	6,203,672
Imperial Brands PLC	31,370	1,706,044

		7,909,716

		22,325,367

Energy - 7.9%
Energy Equipment & Services - 0.3%
Aker Solutions ASA (a)(b)(c)	172,617	598,350

Oil, Gas & Consumable Fuels - 7.6%
Canadian Natural Resources Ltd.	29,980	890,930
JX Holdings, Inc.	1,012,400	3,932,330
LUKOIL PJSC (Sponsored ADR)	30,680	1,180,259
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	260,792	6,337,889
TOTAL SA	60,440	2,931,302
Tupras Turkiye Petrol Rafinerileri AS	113,870	2,566,275
YPF SA (Sponsored ADR)	132,070	2,761,584

		20,600,569

		21,198,919

Materials - 5.7%
Chemicals - 3.7%
Agrium, Inc. (Toronto)	17,820	1,608,264
Arkema SA	35,522	2,914,287
JSR Corp.	131,900	1,925,385
Koninklijke DSM NV	40,479	2,409,578
LG Chem Ltd.	4,740	1,075,997

		9,933,511

Metals & Mining - 1.3%
Goldcorp, Inc.	83,780	1,408,738
Novolipetsk Steel PJSC (GDR) (b)	160,380	2,076,018

		3,484,756

Paper & Forest Products - 0.7%
Mondi PLC	100,801	1,959,812

		15,378,079

Utilities - 4.9%
Electric Utilities - 3.0%
EDP - Energias de Portugal SA	1,016,590	3,388,945
Enel SpA	434,878	1,971,888
Korea Electric Power Corp.	54,060	2,850,277

		8,211,110

Company	Shares	U.S. $ Value
Independent Power and Renewable Electricity Producers - 1.4%
Huadian Power International Corp., Ltd. - Class H (a)	3,640,000	$1,922,788
Huaneng Power International, Inc. - Class H	2,862,000	1,949,204

		3,871,992

Water Utilities - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	176,700	1,251,316

		13,334,418

Health Care - 4.3%
Biotechnology - 0.3%
Grifols SA (ADR)	47,719	788,794

Pharmaceuticals - 4.0%
GlaxoSmithKline PLC	175,270	3,662,938
Roche Holding AG	27,670	7,267,690

		10,930,628

		11,719,422

Total Common Stocks (cost $267,681,325)		267,296,868

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.41% (d)(e) (cost $1,208,634)	1,208,634	1,208,634

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $268,889,959)		268,505,502

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
Investment Companies - 2.1%
AB Exchange Reserves - Class I, 0.38% (d)(e) (cost $5,625,316)	5,625,316	5,625,316

Total Investments - 101.3% (cost $274,515,275) (f)		$274,130,818
Other assets less liabilities - (1.3)% (g)		(3,504,164)

Net Assets - 100.0%		$270,626,654

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	10	June 2016	$332,905	$339,692	$6,787

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	2,009,156	USD	1,706	8/16/16	$20,907
BNP Paribas SA	JPY	317,956	USD	2,924	8/16/16	45,809
BNP Paribas SA	USD	1,899	CAD	2,399	8/16/16	(69,183)
BNP Paribas SA	USD	8,701	JPY	957,707	8/16/16	(30,956)
Citibank	RUB	70,603	USD	1,059	6/16/16	4,111
Citibank	RUB	90,831	USD	1,309	6/16/16	(48,493)
Citibank	EUR	4,661	USD	5,228	8/16/16	28,309
Citibank	USD	5,223	CHF	5,160	8/16/16	(13,938)
Citibank	USD	5,779	SEK	46,727	8/16/16	(160,482)
Credit Suisse International	CHF	5,158	USD	5,222	8/16/16	14,462
Credit Suisse International	HUF	449,762	USD	1,596	8/16/16	1,519
Credit Suisse International	NZD	4,472	USD	3,009	8/16/16	(5,009)
Credit Suisse International	USD	7,693	CHF	7,474	8/16/16	(147,453)
Goldman Sachs Bank USA	JPY	1,634,061	USD	14,727	8/16/16	(66,055)
HSBC Bank USA	GBP	415	USD	596	8/16/16	(5,635)
JPMorgan Chase Bank	JPY	77,964	USD	716	8/16/16	10,402
JPMorgan Chase Bank	NOK	27,007	USD	3,241	8/16/16	13,345
JPMorgan Chase Bank	USD	3,780	AUD	5,265	8/16/16	15,083
Royal Bank of Scotland PLC	GBP	1,161	USD	1,707	8/16/16	24,973
Royal Bank of Scotland PLC	USD	760	AUD	989	8/16/16	(47,299)
Royal Bank of Scotland PLC	USD	3,060	NZD	4,472	8/16/16	(45,228)
State Street Bank & Trust Co.	AUD	164	USD	124	8/16/16	5,773
State Street Bank & Trust Co.	CAD	6,151	USD	4,688	8/16/16	(2,926)
State Street Bank & Trust Co.	EUR	4,182	USD	4,776	8/16/16	110,800
State Street Bank & Trust Co.	HKD	10,215	USD	1,317	8/16/16	910
State Street Bank & Trust Co.	USD	898	CHF	871	8/16/16	(18,681)
State Street Bank & Trust Co.	USD	3,295	NOK	27,007	8/16/16	(66,812)
State Street Bank & Trust Co.	USD	5,365	SEK	44,060	8/16/16	(66,729)

						$(498,476)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate market value of these securities amounted to $6,464,585 or 2.4% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,467,766 and gross unrealized depreciation of investments was $(19,852,223), resulting in net unrealized depreciation of $(384,457).
(g)	An amount of U.S. $34,271 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2016.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN*

May 31, 2016 (unaudited)

20.4%	Japan
13.3%	United Kingdom
8.0%	France
7.4%	Netherlands
5.8%	South Korea
5.7%	Canada
5.4%	Australia
4.3%	Germany
3.9%	China
3.4%	Switzerland
3.2%	Belgium
2.4%	India
2.1%	Denmark
14.2%	Other
0.5%	Short-Term

100.0%

*	All data are as of May 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.0% or less in the following countries: Argentina, Brazil, Hong Kong, Hungary, Italy, Norway, Portugal, Russia, South Africa, Spain, Taiwan and Turkey.

AB Pooling Portfolios

AB International Value Portfolio

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$8,592,636		$61,624,330		$	– 0	–	$70,216,966
Consumer Discretionary	7,787,376		33,148,745			– 0	–	40,936,121
Industrials	2,270,606		24,849,760			– 0	–	27,120,366
Information Technology	– 0	–	22,548,526			– 0	–	22,548,526
Telecommunication Services	952,835		21,565,849			– 0	–	22,518,684
Consumer Staples	2,574,125		19,751,242			– 0	–	22,325,367
Energy	4,832,773		16,366,146			– 0	–	21,198,919
Materials	3,017,002		12,361,077			– 0	–	15,378,079
Utilities	1,251,316		12,083,102			– 0	–	13,334,418
Health Care	788,794		10,930,628			– 0	–	11,719,422
Short-Term Investments	1,208,634		– 0	–		– 0	–	1,208,634
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,625,316		– 0	–		– 0	–	5,625,316

Total Investments in Securities	38,901,413		235,229,405	(a)		– 0	–	274,130,818
Other Financial Instruments (b):
Assets:
Futures	– 0	–	6,787			– 0	–	6,787
Forward Currency Exchange Contracts	– 0	–	296,403			– 0	–	296,403
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(794,879)			– 0	–	(794,879)

Total (c)	$38,901,413		$234,737,716		$	– 0	–	$273,639,129

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)	Dividend Income (000)
$0	$83,822	$82,613	$1,209	$3

A summary of the Portfolio’s transactions in shares of AB Exchange Reserves – Class I for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)
$211	$106,061	$100,647	$5,625

AB Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

May 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Financials - 22.4%
Banks - 2.8%
Axis Bank Ltd.	270,110	$2,068,550
BNP Paribas SA	32,010	1,773,895
HDFC Bank Ltd.	172,230	3,583,592

		7,426,037

Capital Markets - 5.1%
Credit Suisse Group AG (REG) (a)	129,346	1,781,030
Partners Group Holding AG	11,129	4,692,761
UBS Group AG	477,783	7,381,354

		13,855,145

Consumer Finance - 0.8%
Shriram Transport Finance Co., Ltd.	123,250	2,155,679

Diversified Financial Services - 0.8%
GRENKE AG	11,240	2,257,672

Insurance - 7.9%
Admiral Group PLC	145,581	4,141,264
AIA Group Ltd.	1,469,400	8,618,979
Prudential PLC	426,440	8,502,001

		21,262,244

Real Estate Management & Development - 2.1%
Ayala Land, Inc.	2,840,000	2,165,664
Daito Trust Construction Co., Ltd.	15,800	2,289,249
Global Logistic Properties Ltd.	958,000	1,259,337

		5,714,250

Thrifts & Mortgage Finance - 2.9%
Housing Development Finance Corp., Ltd.	430,650	7,946,654

		60,617,681

Information Technology - 18.4%
Electronic Equipment, Instruments & Components - 1.0%
China Railway Signal & Communication Corp., Ltd. - Class H (b)(c)	3,640,450	2,261,709
PAX Global Technology Ltd. (c)	529,000	446,850

		2,708,559

Internet Software & Services - 3.0%
Baidu, Inc. (Sponsored ADR) (a)	29,013	5,179,981
Tencent Holdings Ltd.	130,100	2,887,419

		8,067,400

IT Services - 3.5%
HCL Technologies Ltd.	108,270	1,188,567
Tata Consultancy Services Ltd.	141,910	5,416,281
Worldpay Group PLC (a)(b)	695,896	2,787,063

		9,391,911

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 4.0%
ARM Holdings PLC	243,710	$3,490,860
ASML Holding NV (a)	38,800	3,870,248
Taiwan Semiconductor Manufacturing Co., Ltd.	719,000	3,440,212

		10,801,320

Software - 5.4%
Constellation Software, Inc./Canada	23,350	9,490,640
Dassault Systemes	66,510	5,298,236

		14,788,876

Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co., Ltd.	3,690	3,994,007

		49,752,073

Health Care - 15.9%
Health Care Equipment & Supplies - 4.2%
Essilor International SA	33,610	4,391,013
Sartorius AG (Preference Shares)	24,860	6,869,524

		11,260,537

Health Care Providers & Services - 0.8%
Ramsay Health Care Ltd.	42,533	2,232,926

Life Sciences Tools & Services - 3.7%
Eurofins Scientific SE (a)	25,631	9,938,880

Pharmaceuticals - 7.2%
Aspen Pharmacare Holdings Ltd. (a)	144,460	2,958,711
Novartis AG (REG)	17,060	1,355,800
Novo Nordisk A/S - Class B	101,881	5,701,623
Roche Holding AG	5,310	1,394,703
Shire PLC	90,830	5,611,867
Sun Pharmaceutical Industries Ltd.	218,647	2,474,019

		19,496,723

		42,929,066

Industrials - 13.1%
Commercial Services & Supplies - 4.6%
Babcock International Group PLC	370,215	5,554,469
Elior Group (b)	60,740	1,363,109
Regus PLC	1,218,019	5,563,688

		12,481,266

Construction & Engineering - 0.1%
IRB Infrastructure Developers Ltd.	117,330	383,460

Machinery - 2.6%
Hoshizaki Electric Co., Ltd.	73,600	7,004,729

Professional Services - 3.4%
Bureau Veritas SA	119,639	2,571,633
Capita PLC	170,460	2,620,641
Teleperformance	45,910	4,004,330

		9,196,604

Trading Companies & Distributors - 2.4%
BOC Aviation Ltd. (a)(b)	317,600	1,716,591
Brenntag AG	28,690	1,535,571
Bunzl PLC	108,700	3,213,781

		6,465,943

		35,532,002

Company	Shares	U.S. $ Value
Consumer Discretionary - 11.6%
Auto Components - 0.5%
Continental AG	5,860	$1,258,249

Automobiles - 0.5%
Toyota Motor Corp.	23,500	1,215,198

Diversified Consumer Services - 0.7%
TAL Education Group (ADR) (a)	37,710	2,014,468

Hotels, Restaurants & Leisure - 1.8%
IMAX China Holding, Inc. (a)(b)(c)	284,100	1,592,064
Melco International Development Ltd. (c)	1,119,000	1,320,579
Yum! Brands, Inc.	23,860	1,958,667

		4,871,310

Internet & Catalog Retail - 1.2%
Ctrip.com International Ltd. (ADR) (a)	71,820	3,286,483

Media - 4.5%
CTS Eventim AG & Co. KGaA	156,924	5,413,248
Naspers Ltd. - Class N	45,444	6,686,433

		12,099,681

Multiline Retail - 1.3%
B&M European Value Retail SA	799,967	3,603,053

Specialty Retail - 0.3%
L’Occitane International SA	491,500	830,208

Textiles, Apparel & Luxury Goods - 0.8%
Samsonite International SA	738,800	2,210,791

		31,389,441

Consumer Staples - 8.8%
Food & Staples Retailing - 2.6%
CP ALL PCL	1,598,400	2,225,904
Lenta Ltd. (GDR) (a)(b)	386,641	2,641,580
Olam International Ltd. (c)	1,565,670	2,067,954

		6,935,438

Food Products - 0.7%
First Resources Ltd. (c)	459,800	539,473
Nestle SA (REG)	18,040	1,333,150

		1,872,623

Household Products - 0.2%
Reckitt Benckiser Group PLC	6,710	668,043

Personal Products - 1.5%
Hengan International Group Co., Ltd.	279,000	2,516,319
L’Oreal SA	5,298	996,904
Unilever PLC	9,150	416,779

		3,930,002

Company	Shares	U.S. $ Value
Tobacco - 3.8%
British American Tobacco PLC	137,959	$8,392,355
Japan Tobacco, Inc.	49,700	1,959,948

		10,352,303

		23,758,409

Energy - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	279,120	6,783,305
TOTAL SA	146,394	7,100,016

		13,883,321

Materials - 3.5%
Chemicals - 3.5%
Essentra PLC (c)	786,856	9,466,696

Telecommunication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Tower Bersama Infrastructure Tbk PT	2,295,000	1,116,410

Total Common Stocks (cost $233,955,833)		268,445,099

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.41% (d)(e) (cost $2,289,968)	2,289,968	2,289,968

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $236,245,801)		270,735,067

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AB Exchange Reserves - Class I, 0.38% (d)(e) (cost $3,625,808)	3,625,808	3,625,808

Total Investments - 101.4% (cost $239,871,609) (f)		274,360,875
Other assets less liabilities - (1.4)%		(3,853,479)

Net Assets - 100.0%		$270,507,396

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	5,533	SEK	46,724	6/17/16	$71,683
BNP Paribas SA	AUD	1,759	USD	1,316	6/17/16	45,701
Citibank	EUR	2,621	USD	2,994	6/17/16	76,027
Citibank	USD	1,804	HKD	14,006	6/17/16	(767)
Citibank	JPY	274,700	USD	2,520	12/15/16	20,977
Credit Suisse International	CHF	2,746	USD	2,776	6/17/16	11,869
Deutsche Bank AG	GBP	1,566	USD	2,285	6/17/16	16,369
Deutsche Bank AG	SGD	4,055	USD	2,994	6/17/16	49,664
Goldman Sachs Capital Markets LP	USD	23,790	JPY	2,667,544	6/17/16	310,490
HSBC Bank USA	USD	2,483	CHF	2,384	6/17/16	(83,050)
HSBC Bank USA	USD	2,920	HKD	22,637	6/17/16	(5,972)
HSBC Bank USA	USD	628	SGD	867	6/17/16	1,390
JPMorgan Chase Bank	JPY	143,577	USD	1,300	6/17/16	3,295
JPMorgan Chase Bank	USD	11,785	AUD	15,258	6/17/16	(763,003)
Morgan Stanley & Co., Inc.	GBP	6,772	USD	9,727	6/17/16	(81,826)
Morgan Stanley & Co., Inc.	USD	2,880	GBP	1,973	6/17/16	(22,541)
Royal Bank of Scotland PLC	CAD	2,996	USD	2,189	6/17/16	(95,538)
Royal Bank of Scotland PLC	HKD	104,292	USD	13,449	6/17/16	25,407
Royal Bank of Scotland PLC	USD	11,360	CAD	15,054	6/17/16	119,186
Royal Bank of Scotland PLC	USD	2,365	GBP	1,610	6/17/16	(32,606)
Royal Bank of Scotland PLC	USD	730	JPY	80,970	6/17/16	1,214
Royal Bank of Scotland PLC	USD	1,141	NOK	9,291	6/17/16	(30,456)
Standard Chartered Bank	EUR	1,439	USD	1,629	6/17/16	27,585
Standard Chartered Bank	GBP	16,350	USD	23,232	6/17/16	(450,280)
State Street Bank & Trust Co.	CAD	1,778	USD	1,328	6/17/16	(27,993)
State Street Bank & Trust Co.	EUR	1,544	USD	1,753	6/17/16	34,440
State Street Bank & Trust Co.	EUR	11,780	USD	13,048	6/17/16	(65,416)
State Street Bank & Trust Co.	USD	12,669	EUR	11,369	6/17/16	(13,091)
State Street Bank & Trust Co.	USD	3,436	GBP	2,428	6/17/16	80,743
State Street Bank & Trust Co.	USD	1,166	JPY	131,116	6/17/16	18,529
State Street Bank & Trust Co.	EUR	2,521	USD	2,818	9/20/16	2,572
State Street Bank & Trust Co.	USD	1,180	CHF	1,164	9/20/16	(2,432)
UBS AG	EUR	1,832	USD	2,000	6/17/16	(39,145)
UBS AG	USD	2,862	CHF	2,828	6/17/16	(14,706)

						$(811,681)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate market value of these securities amounted to $12,362,116 or 4.6% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $42,665,102 and gross unrealized depreciation of investments was $(8,175,836), resulting in net unrealized appreciation of $34,489,266.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN*

May 31, 2016 (unaudited)

23.7%	United Kingdom
13.8%	France
9.3%	India
6.7%	China
6.6%	Switzerland
6.4%	Germany
4.7%	Hong Kong
4.6%	Japan
3.9%	Netherlands
3.6%	South Africa
3.5%	Canada
2.1%	Denmark
2.1%	Singapore
8.1%	Other
0.9%	Short-Term

100.0%

*	All data are as of May 31, 2016. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.5% or less in the following countries: Australia, Indonesia, Philippines, Russia, South Korea, Taiwan, Thailand and United States.

AB Pooling Portfolios

International Growth Portfolio

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$60,617,681		$	– 0	–	$60,617,681
Information Technology		14,670,621		35,081,452			– 0	–	49,752,073
Health Care		– 0	–	42,929,066			– 0	–	42,929,066
Industrials		– 0	–	35,532,002			– 0	–	35,532,002
Consumer Discretionary		7,259,618		24,129,823			– 0	–	31,389,441
Consumer Staples		– 0	–	23,758,409			– 0	–	23,758,409
Energy		– 0	–	13,883,321			– 0	–	13,883,321
Materials		– 0	–	9,466,696			– 0	–	9,466,696
Telecommunication Services		– 0	–	1,116,410			– 0	–	1,116,410
Short-Term Investments		2,289,968		– 0	–		– 0	–	2,289,968
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		3,625,808		– 0	–		– 0	–	3,625,808

Total Investments in Securities		27,846,015		246,514,860	(a)		– 0	–	274,360,875
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts		– 0	–	917,141			– 0	–	917,141
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(1,728,822)			– 0	–	(1,728,822)

Total (c)(d)		$27,846,015		$245,703,179		$	– 0	–	$273,549,194

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	An amount of $10,452,813 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	There were no transfers from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)	Dividend Income (000)
$0	$106,081	$103,791	$2,290	$4

A summary of the Portfolio’s transactions in shares of AB Exchange Reserves – Class I for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)
$6,050	$92,924	$95,348	$3,626

AB Pooling Portfolios

AB Small-Mid Cap Value Portfolio

Portfolio of Investments

May 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 23.6%
Banks - 10.4%
Associated Banc-Corp.	52,260	$976,739
Comerica, Inc.	29,660	1,396,986
First Niagara Financial Group, Inc.	78,128	853,158
Fulton Financial Corp.	67,700	964,725
Huntington Bancshares, Inc./OH	145,040	1,515,668
Synovus Financial Corp.	28,380	912,985
Texas Capital Bancshares, Inc. (a)	16,250	832,650
Webster Financial Corp.	28,932	1,132,977
Zions Bancorporation	46,470	1,302,090

		9,887,978

Consumer Finance - 0.8%
OneMain Holdings, Inc. (a)	25,250	789,315

Insurance - 7.4%
American Financial Group, Inc./OH	16,000	1,172,480
CNO Financial Group, Inc.	36,570	742,005
First American Financial Corp.	34,110	1,304,366
Hanover Insurance Group, Inc. (The)	13,700	1,187,516
Reinsurance Group of America, Inc.-Class A	12,190	1,208,517
Validus Holdings Ltd.	29,920	1,456,805

		7,071,689

Real Estate Investment Trusts (REITs) - 3.7%
DDR Corp.	48,720	838,471
Gramercy Property Trust	165,298	1,476,111
Mid-America Apartment Communities, Inc.	11,630	1,197,774

		3,512,356

Thrifts & Mortgage Finance - 1.3%
Essent Group Ltd. (a)	54,670	1,195,086

		22,456,424

Information Technology - 19.2%
Communications Equipment - 3.2%
Finisar Corp. (a)	79,930	1,344,422
Infinera Corp. (a)	42,200	553,242
Polycom, Inc. (a)	99,665	1,195,980

		3,093,644

Electronic Equipment, Instruments & Components - 5.7%
Anixter International, Inc. (a)	19,670	1,184,134
CDW Corp./DE	25,150	1,070,384
Keysight Technologies, Inc. (a)	41,240	1,263,181
TTM Technologies, Inc. (a)	90,928	711,966
Vishay Intertechnology, Inc.	94,230	1,221,221

		5,450,886

IT Services - 3.5%
Amdocs Ltd.	21,750	1,261,283
Booz Allen Hamilton Holding Corp.	47,890	1,401,740

Company	Shares	U.S. $ Value
Genpact Ltd. (a)	23,200	654,008

		3,317,031

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	117,910	538,849
Cypress Semiconductor Corp.	133,120	1,415,065
Lam Research Corp.	7,330	606,997
Qorvo, Inc. (a)	20,280	1,033,672

		3,594,583

Software - 1.3%
Verint Systems, Inc. (a)	36,120	1,191,599

Technology Hardware, Storage & Peripherals - 1.7%
NCR Corp. (a)	52,120	1,609,466

		18,257,209

Consumer Discretionary - 18.9%
Auto Components - 3.3%
Dana Holding Corp.	71,870	863,878
Lear Corp.	10,570	1,255,293
Tenneco, Inc. (a)	19,260	1,034,647

		3,153,818

Hotels, Restaurants & Leisure - 1.5%
Bloomin’ Brands, Inc.	73,770	1,405,319

Household Durables - 3.3%
Helen of Troy Ltd. (a)	7,900	812,357
Meritage Homes Corp. (a)	26,260	958,227
PulteGroup, Inc.	72,730	1,364,415

		3,134,999

Internet & Catalog Retail - 1.0%
Shutterfly, Inc. (a)	19,160	925,428

Media - 2.9%
Cable One, Inc.	1,337	655,117
Regal Entertainment Group-Class A	53,350	1,121,950
Scholastic Corp.	25,680	1,002,804

		2,779,871

Multiline Retail - 1.5%
Big Lots, Inc.	27,750	1,451,325

Specialty Retail - 4.3%
Caleres, Inc.	32,133	785,973
Children’s Place, Inc. (The)	18,720	1,319,386
Michaels Cos., Inc. (The) (a)	40,820	1,196,434
Office Depot, Inc. (a)	231,230	827,803

		4,129,596

Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	108,120	1,063,901

		18,044,257

Company	Shares	U.S. $ Value
Industrials - 15.1%
Aerospace & Defense - 2.1%
B/E Aerospace, Inc.	23,820	1,134,785
Esterline Technologies Corp. (a)	12,580	848,018

		1,982,803

Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	33,360	1,139,911

Construction & Engineering - 4.7%
AECOM (a)	40,864	1,312,143
EMCOR Group, Inc.	21,120	1,004,256
Granite Construction, Inc.	13,000	558,090
Quanta Services, Inc. (a)	51,850	1,245,956
Tutor Perini Corp. (a)	13,710	310,120

		4,430,565

Electrical Equipment - 0.9%
Regal Beloit Corp.	15,280	872,946

Machinery - 2.6%
ITT, Inc.	30,120	1,069,561
Oshkosh Corp.	30,300	1,391,073

		2,460,634

Road & Rail - 1.2%
Ryder System, Inc.	15,350	1,068,667
Werner Enterprises, Inc.	3,100	77,159

		1,145,826

Trading Companies & Distributors - 2.4%
MRC Global, Inc. (a)	94,920	1,346,915
WESCO International, Inc. (a)	16,890	985,194

		2,332,109

		14,364,794

Energy - 7.7%
Energy Equipment & Services - 3.5%
Helmerich & Payne, Inc.	21,270	1,300,661
Oil States International, Inc. (a)	29,400	966,084
RPC, Inc. (a)	72,660	1,071,735

		3,338,480

Oil, Gas & Consumable Fuels - 4.2%
Gulfport Energy Corp. (a)	47,470	1,459,227
QEP Resources, Inc.	84,270	1,569,950
Synergy Resources Corp. (a)	154,870	935,415

		3,964,592

		7,303,072

Company	Shares	U.S. $ Value
Utilities - 4.6%
Electric Utilities - 3.0%
PNM Resources, Inc.	40,390	1,326,407
Westar Energy, Inc.	28,151	1,585,746

		2,912,153

Gas Utilities - 1.6%
Southwest Gas Corp.	21,850	1,517,046

		4,429,199

Health Care - 4.2%
Health Care Providers & Services - 3.3%
LifePoint Health, Inc. (a)	15,988	1,059,845
Molina Healthcare, Inc. (a)	23,680	1,146,822
WellCare Health Plans, Inc. (a)	8,860	898,581

		3,105,248

Life Sciences Tools & Services - 0.9%
ICON PLC (a)	12,710	895,293

		4,000,541

Materials - 3.7%
Chemicals - 1.5%
A. Schulman, Inc.	7,882	199,493
Huntsman Corp.	80,070	1,195,445

		1,394,938

Containers & Packaging - 1.3%
Graphic Packaging Holding Co.	93,640	1,254,776

Metals & Mining - 0.9%
Steel Dynamics, Inc.	34,710	856,990

		3,506,704

Consumer Staples - 1.5%
Food Products - 1.5%
Ingredion, Inc.	12,620	1,481,714

Total Common Stocks (cost $79,619,670)		93,843,914

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.41% (b)(c) (cost $1,778,904)	1,778,904	1,778,904

Total Investments - 100.4% (cost $81,398,574) (d)		95,622,818
Other assets less liabilities - (0.4)%		(376,495)

Net Assets - 100.0%		$95,246,323

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,553,724 and gross unrealized depreciation of investments was $(2,329,480), resulting in net unrealized appreciation of $14,224,244.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Pooling Portfolios

AB Small-Mid Cap Value Portfolio

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$93,843,914		$	– 0	–	$	– 0	–	$93,843,914
Short-Term Investments	1,778,904			– 0	–		– 0	–	1,778,904

Total Investments in Securities	95,622,818			– 0	–		– 0	–	95,622,818

Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$95,622,818		$	– 0	–	$	– 0	–	$95,622,818

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended May 31, 2016 is as follows:

Market Value August 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value May 31, 2016 (000)	Dividend Income (000)
$6,867	$50,734	$55,822	$1,779	$10

A summary of the Portfolio’s transactions in shares of AB Exchange Reserves – Class I for the nine months ended May 31, 2016 is as follows:

Market Value August 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value May 31, 2016 (000)
$6,422	$63,981	$70,403	$	– 0	–

AB Pooling Portfolios

AB Small-Mid Cap Growth Portfolio

Portfolio of Investments

May 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 24.1%
Diversified Consumer Services - 3.2%
Bright Horizons Family Solutions, Inc. (a)	24,701	$1,600,378
Grand Canyon Education, Inc. (a)	34,216	1,428,860

		3,029,238

Hotels, Restaurants & Leisure - 8.2%
Buffalo Wild Wings, Inc. (a)	6,521	948,088
Dave & Buster’s Entertainment, Inc. (a)	31,815	1,241,739
Norwegian Cruise Line Holdings Ltd. (a)	19,347	897,894
Panera Bread Co.-Class A (a)	6,390	1,400,369
Texas Roadhouse, Inc.-Class A	28,510	1,277,533
Vail Resorts, Inc.	6,112	802,200
Wyndham Worldwide Corp.	18,243	1,229,396

		7,797,219

Household Durables - 1.2%
Tempur Sealy International, Inc. (a)	19,497	1,135,115

Internet & Catalog Retail - 1.1%
Expedia, Inc.	9,313	1,035,978

Media - 2.6%
AMC Networks, Inc.-Class A (a)	23,430	1,498,114
IMAX Corp. (a)	27,793	926,619

		2,424,733

Specialty Retail - 7.8%
Five Below, Inc. (a)	40,376	1,690,139
Lithia Motors, Inc.-Class A	14,414	1,186,849
Select Comfort Corp. (a)	53,785	1,205,860
Tractor Supply Co.	14,448	1,388,453
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,272	1,927,459

		7,398,760

		22,821,043

Information Technology - 23.6%
Communications Equipment - 3.3%
Arista Networks, Inc. (a)	6,710	491,776
Ciena Corp. (a)	5,630	98,300
CommScope Holding Co., Inc. (a)	35,010	1,090,562
Finisar Corp. (a)	43,010	723,428
Harris Corp.	6,660	524,608
Palo Alto Networks, Inc. (a)	1,340	174,816

		3,103,490

Electronic Equipment, Instruments & Components - 1.1%
VeriFone Systems, Inc. (a)	41,114	1,085,410

Internet Software & Services - 2.4%
CoStar Group, Inc. (a)	7,438	1,536,617

Company	Shares	U.S. $ Value
Pandora Media, Inc. (a)	60,713	715,806

		2,252,423

IT Services - 2.7%
EPAM Systems, Inc. (a)	12,870	984,684
Vantiv, Inc.-Class A (a)	29,916	1,608,583

		2,593,267

Semiconductors & Semiconductor Equipment - 3.7%
Cavium, Inc. (a)	3,846	191,338
Mellanox Technologies Ltd. (a)	21,554	1,021,660
Microsemi Corp. (a)	34,940	1,182,020
ON Semiconductor Corp. (a)	110,799	1,082,506

		3,477,524

Software - 10.4%
Aspen Technology, Inc. (a)	19,769	753,594
Atlassian Corp. PLC-Class A (a)	33,588	758,081
Cadence Design Systems, Inc. (a)	51,805	1,280,620
Fortinet, Inc. (a)	26,780	916,144
Guidewire Software, Inc. (a)	18,695	1,097,396
HubSpot, Inc. (a)	23,410	1,118,062
Qlik Technologies, Inc. (a)	33,470	960,589
Take-Two Interactive Software, Inc. (a)	33,792	1,314,847
Ultimate Software Group, Inc. (The) (a)	8,138	1,664,058

		9,863,391

		22,375,505

Industrials - 19.1%
Aerospace & Defense - 2.9%
Hexcel Corp.	35,047	1,530,502
TransDigm Group, Inc. (a)	4,814	1,268,682

		2,799,184

Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	23,367	1,134,468

Building Products - 2.0%
AO Smith Corp.	4,690	385,987
Lennox International, Inc.	10,740	1,475,139

		1,861,126

Electrical Equipment - 1.1%
AMETEK, Inc.	21,368	1,021,818

Industrial Conglomerates - 1.6%
Carlisle Cos., Inc.	14,187	1,472,894

Machinery - 5.3%
IDEX Corp.	19,583	1,632,047
Lincoln Electric Holdings, Inc.	20,911	1,258,424
Middleby Corp. (The) (a)	11,350	1,409,670

Company	Shares	U.S. $ Value
Nordson Corp.	8,520	741,070

		5,041,211

Marine - 1.5%
Kirby Corp. (a)	20,353	1,426,338

Professional Services - 0.8%
Robert Half International, Inc.	18,656	775,903

Road & Rail - 1.3%
Genesee & Wyoming, Inc.-Class A (a)	20,594	1,237,081

Trading Companies & Distributors - 1.4%
Watsco, Inc.	9,760	1,310,085

		18,080,108

Health Care - 18.1%
Biotechnology - 2.4%
Alder Biopharmaceuticals, Inc. (a)	14,865	446,990
Anacor Pharmaceuticals, Inc. (a)	2,090	207,537
DBV Technologies SA (Sponsored ADR) (a)	9,486	318,066
Neurocrine Biosciences, Inc. (a)	12,060	598,779
Sage Therapeutics, Inc. (a)	11,895	391,464
TESARO, Inc. (a)	7,632	353,362

		2,316,198

Health Care Equipment & Supplies - 7.0%
Align Technology, Inc. (a)	23,705	1,868,665
DENTSPLY SIRONA, Inc.	25,431	1,580,791
DexCom, Inc. (a)	21,824	1,407,430
Nevro Corp. (a)	19,762	1,377,807
Penumbra, Inc. (a)	6,840	361,083

		6,595,776

Health Care Providers & Services - 5.2%
Acadia Healthcare Co., Inc. (a)	23,311	1,372,319
Amsurg Corp. (a)	19,336	1,446,139
Diplomat Pharmacy, Inc. (a)	26,261	855,583
Premier, Inc.-Class A (a)	38,096	1,211,453

		4,885,494

Life Sciences Tools & Services - 1.2%
ICON PLC (a)	15,538	1,094,497

Pharmaceuticals - 2.3%
Akorn, Inc. (a)	44,595	1,332,945
GW Pharmaceuticals PLC (ADR) (a)	4,806	428,311
Medicines Co. (The) (a)	12,371	465,273

		2,226,529

		17,118,494

Company	Shares	U.S. $ Value
Financials - 8.1%
Banks - 4.7%
First Republic Bank/CA	18,445	1,335,602
IBERIABANK Corp.	2,754	170,748
Signature Bank/New York NY (a)	11,466	1,547,910
SVB Financial Group (a)	12,976	1,429,955

		4,484,215

Capital Markets - 3.4%
Affiliated Managers Group, Inc. (a)	7,495	1,300,532
Lazard Ltd.-Class A	32,892	1,157,141
Stifel Financial Corp. (a)	19,969	754,429

		3,212,102

		7,696,317

Materials - 3.1%
Chemicals - 1.6%
PolyOne Corp.	40,275	1,509,104

Construction Materials - 1.5%
Martin Marietta Materials, Inc.	7,495	1,416,855

		2,925,959

Energy - 2.4%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	11,730	319,408
Oceaneering International, Inc.	21,880	723,353

		1,042,761

Oil, Gas & Consumable Fuels - 1.3%
Concho Resources, Inc. (a)	7,034	853,506
PDC Energy, Inc. (a)	6,810	395,320

		1,248,826

		2,291,587

Consumer Staples - 0.4%
Food Products - 0.4%
Blue Buffalo Pet Products, Inc. (a)	15,737	406,644

Total Common Stocks (cost $76,860,767)		93,715,657

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.41% (b)(c) (cost $844,094)	844,094	844,094

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $77,704,861)		94,559,751

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AB Exchange Reserves-Class I, 0.38% (b)(c) (cost $1)	1	1

Total Investments - 99.8% (cost $77,704,862) (d)		94,559,752
Other assets less liabilities - 0.2%		195,121

Net Assets - 100.0%		$94,754,873

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,710,296 and gross unrealized depreciation of investments was $(1,855,406), resulting in net unrealized appreciation of $16,854,890.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Pooling Portfolios

AB Small-Mid Cap Growth Portfolio

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$93,715,657		$	– 0	–	$	– 0	–	$93,715,657
Short-Term Investments	844,094			– 0	–		– 0	–	844,094
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1			– 0	–		– 0	–	1

Total Investments in Securities	94,559,752			– 0	–		– 0	–	94,559,752
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$94,559,752		$	– 0	–	$	– 0	–	$94,559,752

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended May 31, 2016 is as follows:

Market Value August 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value May 31, 2016 (000)	Dividend Income (000)
$6,308	$38,491	$43,955	$844	$9

A summary of the Portfolio’s transactions in shares of AB Exchange Reserves – Class I for the nine months ended May 31, 2016 is as follows:

Market Value August 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value May 31, 2016 (000)
$7,862	$110,082	$117,944	$	– 0	–(a)

(a)	Amount less than $500.

AB Pooling Portfolios

AB Short Duration Bond Portfolio

Portfolio of Investments

May 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 42.5%
United States - 42.5%
U.S. Treasury Notes
0.375%, 10/31/16	U.S.$	4,859	$4,855,845
0.50%, 4/30/17		2,284	2,279,560
0.625%, 5/31/17		3,130	3,126,753
0.75%, 10/31/17-2/28/18		5,284	5,274,496
0.875%, 3/31/18-5/15/19		8,383	8,372,689
1.125%, 2/28/21		3,037	3,005,522
1.375%, 6/30/18		5,925	5,982,165
1.625%, 6/30/20		636	644,511

Total Governments - Treasuries (cost $33,523,857)			33,541,541

ASSET-BACKED SECURITIES - 16.4%
Autos - Fixed Rate - 8.7%
Ally Auto Receivables Trust
Series 2012-A, Class C
2.40%, 11/15/17 (a)		226	226,193
Series 2015-2, Class A3
1.49%, 11/15/19		210	210,905
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		319	318,726
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		27	27,139
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		162	162,228
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		384	391,594
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		309	309,236
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.31%, 8/15/19		141	141,015
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		209	209,950
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		206	207,518
Drive Auto Receivables Trust
Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)		44	44,223
Series 2016-AA, Class A2A
1.50%, 3/15/18 (a)		120	120,201
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		159	158,676
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		240	239,358

	Principal Amount (000)	U.S. $ Value
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	278	278,063
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17	96	95,641
Ford Credit Auto Owner Trust
Series 2013-A, Class D
1.86%, 8/15/19	205	204,837
Series 2014-2, Class A
2.31%, 4/15/26 (a)	325	330,674
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18	283	284,316
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)	128	127,662
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19	363	363,220
Series 2015-1, Class A3
1.41%, 6/15/20	132	131,999
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (a)	112	111,818
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)	400	398,194
Honda Auto Receivables Owner Trust
Series 2015-4, Class A3
1.23%, 9/23/19	220	219,604
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)	118	118,249
Series 2015-B, Class A3
1.40%, 11/15/18 (a)	139	139,133
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/17	46	46,349
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18	157	157,079
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18	265	265,585
Santander Drive Auto Receivables Trust
Series 2015-3, Class A2A
1.02%, 9/17/18	62	62,335
Series 2015-4, Class A2A
1.20%, 12/17/18	88	87,931
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)	89	88,846
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	215	213,963

	Principal Amount (000)	U.S. $ Value
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2
1.40%, 7/22/19 (a)	127	125,574
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)	125	124,885
World Omni Auto Receivables Trust
Series 2013-B, Class A3
0.83%, 8/15/18	100	100,291

		6,843,210

Credit Cards - Fixed Rate - 2.5%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20	183	183,384
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22	194	198,024
Series 2015-4, Class A
1.72%, 8/16/21	158	158,453
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21	196	197,433
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22	266	268,536
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22	309	313,069
Series 2015-3, Class A
1.74%, 9/15/21	209	208,797
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	144	144,729
Series 2013-A, Class A
1.61%, 12/15/21	100	100,136
Series 2015-B, Class A
2.55%, 6/17/24	206	209,414

		1,981,975

Credit Cards - Floating Rate - 2.1%
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A2
1.085% (LIBOR 1 Month + 0.65%), 8/16/21 (a)(b)	315	314,799
Series 2014-1, Class A
0.785% (LIBOR 1 Month + 0.35%), 3/16/20 (b)	112	111,968
Chase Issuance Trust
Series 2013-A6, Class A6
0.855% (LIBOR 1 Month + 0.42%), 7/15/20 (b)	434	434,434
Discover Card Execution Note Trust
Series 2014-A1, Class A1

	Principal Amount (000)	U.S. $ Value
0.865% (LIBOR 1 Month + 0.43%), 7/15/21 (b)	200	200,494
Series 2015-A1, Class A1
0.785% (LIBOR 1 Month + 0.35%), 8/17/20 (b)	273	273,655
First National Master Note Trust
Series 2013-2, Class A
0.965% (LIBOR 1 Month + 0.53%), 10/15/19 (b)	188	188,135
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
0.915% (LIBOR 1 Month + 0.48%), 2/15/22 (b)	174	173,891

		1,697,376

Autos - Floating Rate - 1.7%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.935% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(b)	261	261,225
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
1.005% (LIBOR 1 Month + 0.57%), 1/15/22 (b)	247	245,414
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.819% (LIBOR 1 Month + 0.38%), 7/20/19 (b)	137	136,767
Series 2015-1, Class A
0.939% (LIBOR 1 Month + 0.50%), 1/20/20 (b)	261	260,352
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.988% (LIBOR 1 Month + 0.55%), 12/10/27 (a)(b)	95	94,745
Series 2014-1, Class A
0.838% (LIBOR 1 Month + 0.40%), 4/10/28 (a)(b)	157	157,352
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
1.196% (LIBOR 1 Month + 0.75%), 10/25/19 (a)(b)	194	194,287

		1,350,142

Other ABS - Fixed Rate - 1.3%
Ascentium Equipment Receivables LLC
Series 2015-2A, Class A1
1.00%, 11/10/16 (a)	42	41,885
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)	64	63,591

	Principal Amount (000)	U.S. $ Value
CNH Equipment Trust
Series 2013-D, Class A4
1.37%, 10/15/20	466	466,711
Series 2014-B, Class A4
1.61%, 5/17/21	170	170,438
Series 2015-A, Class A4
1.85%, 4/15/21	162	163,169
Dell Equipment Finance Trust
Series 2014-1, Class A3
0.94%, 6/22/20 (a)	26	26,204
Series 2015-1, Class A3
1.30%, 3/23/20 (a)	100	99,894

		1,031,892

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	44	44,013
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (c)(d)	3	0

		44,013

Total Asset-Backed Securities (cost $12,919,622)		12,948,608

CORPORATES - INVESTMENT GRADE - 15.6%
Financial Institutions - 11.2%
Banking - 10.8%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)	384	390,263
American Express Credit Corp.
1.30%, 7/29/16	313	313,262
1.80%, 7/31/18	217	218,059
Bank of America NA
1.65%, 3/26/18	250	250,054
Barclays PLC
2.00%, 3/16/18	217	218,043
BNP Paribas SA
2.375%, 9/14/17-5/21/20	631	637,162
Capital One Bank USA NA
1.15%, 11/21/16	314	314,126
Citigroup, Inc.
1.157% (LIBOR 3 Month + 0.52%), 5/01/17 (b)	218	217,759
1.361% (LIBOR 3 Month + 0.70%), 11/24/17 (b)	223	223,103
Credit Agricole SA/London
3.00%, 10/01/17 (a)	352	357,984
Credit Suisse AG/New York NY
Series G
1.375%, 5/26/17	306	305,971
Goldman Sachs Group, Inc. (The)
1.798% (LIBOR 3 Month + 1.16%), 4/23/20 (b)	216	216,085

	Principal Amount (000)	U.S. $ Value
2.75%, 9/15/20	207	209,775
HSBC USA, Inc.
1.70%, 3/05/18	219	219,107
Huntington National Bank (The)
1.30%, 11/20/16	314	314,269
JPMorgan Chase & Co.
1.183% (LIBOR 3 Month + 0.51%), 3/01/18 (b)	219	218,209
KeyBank NA/Cleveland OH
1.70%, 6/01/18	346	346,385
Lloyds Bank PLC
1.75%, 3/16/18	394	393,892
Mizuho Bank Ltd.
1.08% (LIBOR 3 Month + 0.45%), 9/25/17 (a)(b)	449	447,068
Morgan Stanley
1.875%, 1/05/18	223	223,801
5.95%, 12/28/17	261	277,994
PNC Funding Corp.
2.70%, 9/19/16	293	294,167
Societe Generale SA
2.75%, 10/12/17	327	331,741
SunTrust Bank/Atlanta GA
1.066% (LIBOR 3 Month + 0.44%), 2/15/17 (b)	312	311,895
UBS AG/Stamford CT
Series G
1.80%, 3/26/18	351	352,504
US Bank NA/Cincinnati OH
1.114% (LIBOR 3 Month + 0.48%), 10/28/19 (b)	250	249,695
1.45%, 1/29/18	281	282,025
Wells Fargo & Co.
2.125%, 4/22/19	366	370,892

		8,505,290

Insurance - 0.4%
MetLife, Inc.
1.756%, 12/15/17	319	320,987

		8,826,277

Industrial - 4.4%
Basic - 0.4%
Monsanto Co.
0.832% (LIBOR 3 Month + 0.20%), 11/07/16 (b)	314	313,692

Communications - Telecommunications - 0.3%
America Movil SAB de CV
5.00%, 3/30/20	190	208,908

Consumer Cyclical - Automotive - 1.4%
Daimler Finance North America LLC
1.65%, 3/02/18 (a)	210	210,478
Ford Motor Credit Co. LLC
1.461%, 3/27/17	263	263,504

	Principal Amount (000)	U.S. $ Value
Harley-Davidson Financial Services, Inc.
2.25%, 1/15/19 (a)	322	325,884
Volkswagen International Finance NV
1.125%, 11/18/16 (a)	314	314,000

		1,113,866

Consumer Non-Cyclical - 0.7%
AbbVie, Inc.
1.75%, 11/06/17	307	307,663
Gilead Sciences, Inc.
3.05%, 12/01/16	289	292,082

		599,745

Energy - 0.5%
Schlumberger Holdings Corp.
2.35%, 12/21/18 (a)	409	413,481

Services - 0.4%
Visa, Inc.
2.20%, 12/14/20	328	333,462

Technology - 0.7%
Cisco Systems, Inc.
0.912% (LIBOR 3 Month + 0.28%), 3/03/17 (b)	315	315,555
QUALCOMM, Inc.
1.40%, 5/18/18	221	221,998

		537,553

		3,520,707

Total Corporates - Investment Grade (cost $12,325,166)		12,346,984

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.2%
Non-Agency Fixed Rate CMBS - 9.0%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51	368	380,050
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A2
2.674%, 4/10/48	272	278,926
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46	270	273,847
Series 2012-CR4, Class A1
0.704%, 10/15/45	76	76,305
Series 2013-CR6, Class A1
0.719%, 3/10/46	172	170,771
Series 2013-LC6, Class A1
0.724%, 1/10/46	81	80,128
Series 2013-LC6, Class XA
1.726%, 1/10/46 (e)	527	33,200
Series 2014-CR16, Class A2
3.042%, 4/10/47	316	326,601
Series 2014-CR19, Class A2

	Principal Amount (000)	U.S. $ Value
2.965%, 8/10/47	396	406,596
Series 2015-DC1, Class A2
2.87%, 2/10/48	300	309,483
Series 2015-LC21, Class A2
2.976%, 7/10/48	228	237,188
Credit Suisse Commercial Mortgage Trust
Series 2007-C4, Class A4
5.942%, 9/15/39	170	175,268
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2
3.642%, 8/10/44	196	195,677
GS Mortgage Securities Corp. II
Series 2015-GC30, Class A2
2.726%, 5/10/50	278	285,788
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.794%, 8/10/45	132	135,590
Series 2013-GC14, Class A1
1.217%, 8/10/46	88	87,868
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)	61	61,136
Series 2007-LDPX, Class A1A
5.439%, 1/15/49	391	397,925
Series 2010-C1, Class A1
3.853%, 6/15/43 (a)	7	7,216
Series 2013-C10, Class A1
0.73%, 12/15/47	74	73,381
Series 2013-C16, Class A2
3.07%, 12/15/46	329	338,331
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2
2.977%, 11/15/45	340	349,472
Series 2015-C28, Class A2
2.773%, 10/15/48	343	353,076
Series 2015-C29, Class A2
2.921%, 5/15/48	169	174,658
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)	124	124,041
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43	51	50,862
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49	228	230,607
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A2
3.119%, 8/15/47	270	279,016
Series 2015-C23, Class A2
2.982%, 7/15/50	277	287,057
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45	59	59,034
Series 2013-C5, Class A1
0.779%, 3/10/46	169	168,166

	Principal Amount (000)	U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45	43	43,292
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45	110	109,973
Series 2015-NXS1, Class A2
2.632%, 5/15/48	153	156,751
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA
1.729%, 12/15/45 (a)(e)	449	34,671
Series 2012-C6, Class XA
2.348%, 4/15/45 (a)(e)	300	24,039
Series 2012-C9, Class A1
0.673%, 11/15/45	113	112,625
Series 2013-C12, Class A1
0.735%, 3/15/48	24	24,334
Series 2014-C24, Class A2
2.863%, 11/15/47	202	208,023

		7,120,972

Non-Agency Floating Rate CMBS - 1.2%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.754% (LIBOR 1 Month + 1.32%), 11/15/19 (a)(b)	126	125,742
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.354% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(b)	304	299,514
Series 2015-SGP, Class A
2.135% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(b)	126	126,073
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class A4
5.692%, 4/15/49 (f)	178	182,146
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.484% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(b)	63	62,362
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.655% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(b)	152	150,521

		946,358

Total Commercial Mortgage-Backed Securities (cost $8,211,959)		8,067,330

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.5%
Agency Floating Rate - 2.4%
Federal Home Loan Mortgage Corp. REMICs
Series 4248, Class QF

	Principal Amount (000)	U.S. $ Value
0.935% (LIBOR 1 Month + 0.50%), 6/15/39 (b)	236	235,024
Series 4286, Class VF
0.885% (LIBOR 1 Month + 0.45%), 12/15/43 (b)	269	269,096
Federal National Mortgage Association REMICs
Series 2013-57, Class FN
0.796% (LIBOR 1 Month + 0.35%), 6/25/43 (b)	257	253,258
Series 2014-49, Class AF
0.754% (LIBOR 1 Month + 0.32%), 8/25/44 (b)	489	484,493
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
0.996% (LIBOR 1 Month + 0.56%), 12/08/20 (b)	662	663,634

		1,905,505

Agency Fixed Rate - 1.8%
Federal Home Loan Mortgage Corp. REMICs
Series 3948, Class DA
3.00%, 12/15/24	280	287,099
Series 4461, Class EA
2.00%, 7/15/37	197	197,905
Federal National Mortgage Association REMICs
Series 2010-9, Class EA
3.50%, 1/25/24	86	87,677
Series 2011-39, Class DA
3.50%, 7/25/24	40	40,040
Series 2014-54, Class LA
3.00%, 2/25/44	243	246,570
Series 2015-72, Class PC
3.00%, 10/25/43	526	538,641

		1,397,932

Risk Share Floating Rate - 1.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN2, Class M1
1.296% (LIBOR 1 Month + 0.85%), 4/25/24 (b)	72	72,445
Series 2014-HQ1, Class M1
2.096% (LIBOR 1 Month + 1.65%), 8/25/24 (b)	82	82,232
Series 2014-HQ3, Class M1
2.096% (LIBOR 1 Month + 1.65%), 10/25/24 (b)	20	19,724
Series 2015-DNA3, Class M1
1.796% (LIBOR 1 Month + 1.35%), 4/25/28 (b)	235	235,572
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C02, Class 1M1
1.396% (LIBOR 1 Month + 0.95%), 5/25/24 (b)	210	208,004

	Principal Amount (000)	U.S. $ Value
Series 2014-C04, Class 2M1
2.546% (LIBOR 1 Month + 2.10%), 11/25/24 (b)	100	100,149
Series 2015-C01, Class 1M1
1.946% (LIBOR 1 Month + 1.50%), 2/25/25 (b)	49	48,865
Series 2015-C03, Class 1M1
1.946% (LIBOR 1 Month + 1.50%), 7/25/25 (b)	79	79,326

		846,317

Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
1.03% (1 Year Treasury + 0.47%), 2/25/42 (a)(b)	214	181,875

Total Collateralized Mortgage Obligations (cost $4,382,515)		4,331,629

MORTGAGE PASS-THROUGHS - 1.6%
Agency ARMs - 0.1%
Federal National Mortgage Association
Series 2007
1.959% (LIBOR 6 Month + 1.42%), 1/01/37 (b)	71	73,137

Agency Fixed Rate 15-Year - 0.2%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25	85	91,045
Federal National Mortgage Association
Series 2006
6.00%, 5/01/21-11/01/21	57	61,672
Series 2005
6.00%, 6/01/19-5/01/20	1	1,400
Series 2001
6.00%, 11/01/16	0	146
Series 2002
6.00%, 12/01/17	1	770
Series 2007
6.00%, 2/01/22	18	19,553

		174,586

Agency Fixed Rate 30-Year - 1.3%
Federal National Mortgage Association
Series 2010
5.00%, 2/01/40	583	663,552
Government National Mortgage Association
5.00%, 10/15/39	279	314,226

		977,778

Total Mortgage Pass-Throughs (cost $1,199,229)		1,225,501

	Principal Amount (000)	U.S. $ Value
AGENCIES - 1.1%
Agency Callables - 1.1%
Federal Home Loan Mortgage Corp.
Series 0002
1.25%, 5/25/18 (cost $883,559)	884	885,020

INFLATION-LINKED SECURITIES - 1.1%
United States - 1.1%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS) (cost $879,018)	868	881,547

COVERED BONDS - 0.4%
DNB Boligkreditt AS
1.45%, 3/21/18 (a) (cost $312,662)	313	312,408

Total Investments - 94.4% (cost $74,637,587) (g)		74,540,568
Other assets less liabilities - 5.6% (h)		4,411,893

Net Assets - 100.0%		$78,952,461

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	132	September 2016	$28,755,569	$28,763,625	$8,056
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	25	September 2016	3,001,525	3,002,930	(1,405)
U.S. T-Note 10 Yr (CBT) Futures	7	September 2016	907,254	907,812	(558)

					$6,093

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate market value of these securities amounted to $8,674,139 or 11.0% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2016.
(c)	Fair valued by the Adviser.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of May 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$3,301	$	– 0	–	0.00%

(e)	IO - Interest Only
(f)	Variable rate coupon, rate shown as of May 31, 2016.
(g)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $153,734 and gross unrealized depreciation of investments was $(250,753), resulting in net unrealized depreciation of $(97,019).
(h)	An amount of U.S. $72,691 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2016.

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

AB Pooling Portfolios

AB Short Duration Bond Portfolio

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$33,541,541		$	– 0	–	$33,541,541
Asset-Backed Securities		– 0	–	12,904,595			44,013	(a)	12,948,608
Corporates - Investment Grade		– 0	–	12,346,984			– 0	–	12,346,984
Commercial Mortgage-Backed Securities		– 0	–	7,749,594			317,736		8,067,330
Collateralized Mortgage Obligations		– 0	–	4,331,629			– 0	–	4,331,629
Mortgage Pass-Throughs		– 0	–	1,225,501			– 0	–	1,225,501
Agencies		– 0	–	885,020			– 0	–	885,020
Inflation-Linked Securities		– 0	–	881,547			– 0	–	881,547
Covered Bonds		– 0	–	312,408			– 0	–	312,408

Total Investments in Securities		– 0	–	74,178,819			361,749		74,540,568
Other Financial Instruments(b):
Assets:
Futures		8,056		– 0	–		– 0	–	8,056
Liabilities:
Futures		(1,963)		– 0	–		– 0	–	(1,963)

Total(c)		$6,093		$74,178,819			$361,749		$74,546,661

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities(a)		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/15	$16,368,735		$1,524,633			$14,275,300
Accrued discounts/(premiums)	303		(2,915)			– 0	–
Realized gain (loss)	(22,615)		(73,330)			2,537
Change in unrealized appreciation/depreciation	21,632		23,134			(2,511)
Purchases/Payups	– 0	–	1,953,672			– 0	–
Sales/Paydowns	(2,491,564)		(3,107,458)			(1,246,251)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	(13,832,478)		– 0	–		(13,029,075)

Balance as of 5/31/16	$44,013		$317,736		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 5/31/16	$(10,111)		$23,134		$	– 0	–

	Total
Balance as of 8/31/15	$32,168,668
Accrued discounts/(premiums)	(2,612)
Realized gain (loss)	(93,408)
Change in unrealized appreciation/depreciation	42,255
Purchases/Payups	1,953,672
Sales/Paydowns	(6,845,273)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(26,861,553	)(b)

Balance as of 5/31/16	$361,749

Net change in unrealized appreciation/depreciation from investments held as of 5/31/16	$13,023

(a)	The Portfolio held a security with zero market value at period end.
(b)	An amount of $26,861,553 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)			Dividend Income (000)
$3,756	$270,768	$274,524	$	– 0	–	$49

AB Pooling Portfolios

AB Global Core Bond Portfolio

Portfolio of Investments

May 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 44.0%
Australia - 2.4%
Australia Government Bond
Series 142
4.25%, 4/21/26 (a)	AUD	5,928	$5,017,192
Series 144
3.75%, 4/21/37 (a)		1,380	1,122,788

			6,139,980

Belgium - 1.0%
Belgium Government Bond
Series 31
5.50%, 3/28/28	EUR	1,179	2,038,158
Series 75
1.00%, 6/22/31 (a)		574	641,546

			2,679,704

France - 1.8%
France Government Bond OAT
0.50%, 5/25/25 (a)		2,169	2,447,685
2.50%, 5/25/30 (a)		594	805,996
3.25%, 5/25/45 (a)		831	1,314,204

			4,567,885

Germany - 1.6%
Bundesrepublik Deutschland
Series 00
5.50%, 1/04/31 (a)		809	1,544,863
6.25%, 1/04/30 (a)		1,159	2,307,117
Series 03
4.75%, 7/04/34 (a)		106	202,618

			4,054,598

Italy - 4.9%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		5,969	6,914,371
3.25%, 9/01/46 (a)		775	993,909
3.75%, 5/01/21		973	1,257,505
4.50%, 5/01/23		623	863,024
5.50%, 11/01/22		1,962	2,827,906

			12,856,715

Japan - 6.1%
Japan Government Thirty Year Bond
Series 36
2.00%, 3/20/42	JPY	81,750	1,050,056
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		583,450	6,724,994
Series 143
1.60%, 3/20/33		305,750	3,434,473
Series 150

	Principal Amount (000)		U.S. $ Value
1.40%, 9/20/34		415,650	4,565,675

			15,775,198

Mexico - 1.3%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	19,504	1,097,867
7.75%, 11/13/42		19,834	1,191,168
Series M 20
10.00%, 12/05/24		16,178	1,110,074

			3,399,109

Netherlands - 0.8%
Netherlands Government Bond
0.25%, 7/15/25 (a)	EUR	1,862	2,073,967

Poland - 0.5%
Poland Government Bond
Series 0725
3.25%, 7/25/25	PLN	4,871	1,263,761

Singapore - 0.1%
Singapore Government Bond
3.375%, 9/01/33	SGD	286	231,469

South Africa - 0.6%
South Africa Government Bond
Series R186
10.50% SAGB, 12/21/26	ZAR	18,987	1,296,970
Series R213
7.00%, 2/28/31		6,877	343,125

			1,640,095

Spain - 1.5%
Spain Government Bond
1.95%, 7/30/30 (a)	EUR	427	476,622
4.20%, 1/31/37 (a)		888	1,280,703
4.70%, 7/30/41 (a)		1,388	2,154,814

			3,912,139

Sweden - 0.4%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	8,160	1,176,014

Turkey - 0.1%
Turkey Government Bond
9.40%, 7/08/20	TRY	690	232,352

United Kingdom - 10.4%
United Kingdom Gilt
1.75%, 9/07/22 (a)	GBP	2,685	4,042,125
2.00%, 9/07/25 (a)		7,204	10,923,663
3.50%, 7/22/68 (a)		144	304,630
4.25%, 12/07/40 (a)		329	659,788
4.50%, 12/07/42 (a)		1,854	3,915,747

	Principal Amount (000)		U.S. $ Value
4.75%, 12/07/30 (a)		1,723	3,412,800
5.00%, 3/07/25 (a)		2,016	3,802,889

			27,061,642

United States - 10.5%
U.S. Treasury Bonds
3.00%, 11/15/45	U.S.$	2,956	3,181,964
3.625%, 8/15/43		512	620,377
4.625%, 2/15/40		3,237	4,501,897
5.375%, 2/15/31		1,727	2,458,314
6.25%, 5/15/30		195	294,774
U.S. Treasury Notes
1.25%, 1/31/20-3/31/21		9,784	9,749,004
1.375%, 4/30/20-9/30/20		3,257	3,271,606
1.50%, 2/28/19		5	4,867
1.625%, 8/15/22		933	935,952
2.125%, 6/30/21		286	296,180
2.75%, 2/15/24		1,977	2,127,732

			27,442,667

Total Governments - Treasuries
(cost $111,638,250)			114,507,295

CORPORATES - INVESTMENT GRADE - 24.1%
Industrial - 13.8%
Basic - 0.8%
Glencore Funding LLC
2.125%, 4/16/18 (a)		411	398,670
4.00%, 4/16/25 (a)		348	288,840
4.125%, 5/30/23 (a)		183	160,125
Minsur SA
6.25%, 2/07/24 (a)		233	225,626
Mosaic Co. (The)
5.625%, 11/15/43		233	245,938
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25		755	752,486

			2,071,685

Capital Goods - 0.1%
Yamana Gold, Inc.
4.95%, 7/15/24		328	309,960

Communications - Media - 2.0%
21st Century Fox America, Inc.
6.55%, 3/15/33		88	106,070
CBS Corp.
3.50%, 1/15/25		690	707,103
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20 (a)		320	330,105
4.908%, 7/23/25 (a)		320	342,279
Cox Communications, Inc.
2.95%, 6/30/23 (a)		218	205,022
Discovery Communications LLC
3.45%, 3/15/25		327	316,001

	Principal Amount (000)		U.S. $ Value
Myriad International Holdings BV
6.00%, 7/18/20 (a)		517	562,310
RELX Capital, Inc.
8.625%, 1/15/19		690	795,498
S&P Global, Inc.
4.40%, 2/15/26		548	601,622
Time Warner, Inc.
3.55%, 6/01/24		453	473,058
3.60%, 7/15/25		324	335,935
7.625%, 4/15/31		124	165,157
Viacom, Inc.
3.875%, 4/01/24		172	171,424

			5,111,584

Communications - Telecommunications - 2.0%
America Movil SAB de CV
3.125%, 7/16/22		435	441,920
American Tower Corp.
5.05%, 9/01/20		899	982,335
AT&T, Inc.
3.40%, 5/15/25		731	732,233
3.95%, 1/15/25		496	514,826
4.45%, 4/01/24		348	372,608
Bell Canada
3.25%, 6/17/20	CAD	302	241,563
3.35%, 6/18/19		150	119,314
4.70%, 9/11/23		204	176,625
British Telecommunications PLC
9.625%, 12/15/30 (b)	U.S.$	175	275,510
Deutsche Telekom International Finance BV
Series E
4.25%, 7/13/22 (a)	EUR	373	505,974
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	360	298,097
Verizon Communications, Inc.
4.862%, 8/21/46	U.S.$	420	448,405

			5,109,410

Consumer Cyclical - Automotive - 0.5%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		695	703,373
General Motors Financial Co., Inc.
3.10%, 1/15/19		597	608,290
3.25%, 5/15/18		43	43,821

			1,355,484

Consumer Cyclical - Retailers - 0.2%
Kohl’s Corp.
4.25%, 7/17/25		96	91,258
5.55%, 7/17/45		252	213,308
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21		356	368,080

			672,646

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 3.2%
AbbVie, Inc.
2.50%, 5/14/20		235	237,223
3.60%, 5/14/25		635	653,845
Actavis Funding SCS
3.00%, 3/12/20		480	487,158
3.80%, 3/15/25		427	433,053
3.85%, 6/15/24		228	232,611
Agilent Technologies, Inc.
5.00%, 7/15/20		165	181,019
Ahold Finance USA LLC
6.875%, 5/01/29		1,007	1,292,616
Baxalta, Inc.
5.25%, 6/23/45 (a)		320	327,183
Becton Dickinson and Co.
2.675%, 12/15/19		259	264,542
3.734%, 12/15/24		181	191,911
Gilead Sciences, Inc.
3.65%, 3/01/26		300	317,614
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)		479	491,568
3.50%, 7/15/22 (a)		407	424,497
Mylan NV
3.15%, 6/15/21		486	485,436
Newell Brands, Inc.
3.15%, 4/01/21		469	481,022
3.85%, 4/01/23		190	197,840
Philip Morris International, Inc.
2.125%, 5/10/23		354	347,863
Reynolds American, Inc.
4.45%, 6/12/25		639	701,568
5.85%, 8/15/45		258	315,442
Tyson Foods, Inc.
2.65%, 8/15/19		161	164,890

			8,228,901

Energy - 2.8%
ConocoPhillips
5.75%, 2/01/19		626	682,684
Devon Energy Corp.
5.00%, 6/15/45		477	403,908
Energy Transfer Partners LP
6.70%, 7/01/18		318	335,080
7.50%, 7/01/38		345	356,061
EnLink Midstream Partners LP
4.15%, 6/01/25		804	688,776
Enterprise Products Operating LLC
4.90%, 5/15/46		324	323,290
Halliburton Co.
5.00%, 11/15/45		294	301,187
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		60	59,354
3.95%, 9/01/22		162	158,795
Kinder Morgan, Inc./DE
2.25%, 3/16/27	EUR	311	306,332
5.00%, 2/15/21 (a)	U.S.$	271	280,002

	Principal Amount (000)	U.S. $ Value
Marathon Oil Corp.
6.60%, 10/01/37	138	132,130
Noble Energy, Inc.
8.25%, 3/01/19	673	756,362
ONEOK Partners LP
3.20%, 9/15/18	229	229,788
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	565	501,973
Schlumberger Holdings Corp.
2.35%, 12/21/18 (a)	675	682,396
Williams Partners LP
3.90%, 1/15/25	308	266,061
4.125%, 11/15/20	750	703,405
4.50%, 11/15/23	139	126,323

		7,293,907

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22	174	180,745

Technology - 1.4%
Fidelity National Information Services, Inc.
3.50%, 4/15/23	83	84,001
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	598	612,064
HP, Inc.
3.75%, 12/01/20	69	72,467
4.375%, 9/15/21	59	61,705
4.65%, 12/09/21	150	158,946
KLA-Tencor Corp.
4.65%, 11/01/24	517	550,037
Motorola Solutions, Inc.
3.50%, 3/01/23	273	258,178
7.50%, 5/15/25	91	105,816
QUALCOMM, Inc.
3.00%, 5/20/22	803	831,324
Seagate HDD Cayman
4.75%, 1/01/25	404	310,575
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)	485	500,503

		3,545,616

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.75%, 12/15/16	365	373,281

Transportation - Services - 0.6%
Asciano Finance Ltd.
5.00%, 4/07/18 (a)	548	562,986
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.375%, 2/01/22 (a)	813	807,872

	Principal Amount (000)		U.S. $ Value
Ryder System, Inc.
5.85%, 11/01/16		304	310,139

			1,680,997

			35,934,216

Financial Institutions - 8.0%
Banking - 5.4%
Bank of America Corp.
4.20%, 8/26/24		438	448,080
4.875%, 4/01/44		670	741,773
Series L
2.60%, 1/15/19		419	425,669
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	328	446,014
Barclays PLC
3.65%, 3/16/25	U.S.$	301	291,867
BNP Paribas SA
4.375%, 5/12/26 (a)		656	661,727
BPCE SA
5.70%, 10/22/23 (a)		200	213,323
Compass Bank
2.75%, 9/29/19		338	336,091
5.50%, 4/01/20		817	867,651
Cooperatieve Rabobank UA
3.95%, 11/09/22		486	501,232
4.375%, 8/04/25		550	572,774
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/26 (a)		250	257,296
Fifth Third Bancorp
2.30%, 3/01/19		370	373,831
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		635	653,964
Series G
7.50%, 2/15/19		934	1,064,197
ING Bank NV
3.75%, 3/07/17 (a)		523	532,906
Lloyds Banking Group PLC
4.582%, 12/10/25 (a)		1,033	1,037,622
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		213	218,548
Mellon Capital III
6.369%, 9/05/66	GBP	300	433,636
Morgan Stanley
Series F
3.875%, 4/29/24	U.S.$	419	440,605
Series G
5.50%, 7/24/20		236	263,674
Murray Street Investment Trust I
4.647%, 3/09/17		89	91,317
Nationwide Building Society
6.25%, 2/25/20 (a)		1,117	1,274,733
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(c)		198	197,877

	Principal Amount (000)		U.S. $ Value
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(c)	GBP	203	302,851
Santander Issuances SAU
5.179%, 11/19/25	U.S.$	600	596,515
Santander UK PLC
5.00%, 11/07/23 (a)		302	314,622
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		413	423,630

			13,984,025

Brokerage - 0.3%
Nomura Holdings, Inc.
2.00%, 9/13/16		846	848,222

Insurance - 1.7%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		595	601,007
Five Corners Funding Trust
4.419%, 11/15/23 (a)		347	368,599
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		196	220,493
5.50%, 3/30/20		301	336,134
Humana, Inc.
6.30%, 8/01/18		121	132,134
7.20%, 6/15/18		199	219,764
Lincoln National Corp.
8.75%, 7/01/19		259	306,887
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		267	391,339
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
Series E
6.25%, 5/26/42 (a)	EUR	200	269,486
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	242	360,079
Prudential Financial, Inc.
5.625%, 6/15/43		543	572,213
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26		423	538,797
XLIT Ltd.
5.50%, 3/31/45		173	167,365

			4,484,297

Other Finance - 0.2%
SUAM Finance BV
4.875%, 4/17/24 (a)		422	426,747

REITS - 0.4%
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		186	187,499
Welltower, Inc.
4.00%, 6/01/25		949	971,531

			1,159,030

			20,902,321

	Principal Amount (000)		U.S. $ Value
Utility - 2.3%
Electric - 1.1%
Constellation Energy Group, Inc.
5.15%, 12/01/20		165	182,912
Entergy Corp.
4.00%, 7/15/22		558	590,666
Exelon Generation Co. LLC
4.25%, 6/15/22		805	842,241
RWE Finance BV
Series E
6.50%, 4/20/21	GBP	476	787,652
TECO Finance, Inc.
5.15%, 3/15/20	U.S.$	299	327,426
Union Electric Co.
6.70%, 2/01/19		103	116,169

			2,847,066

Natural Gas - 1.1%
Centrica PLC
4.00%, 10/16/23 (a)		610	632,315
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		495	511,955
NiSource Finance Corp.
6.80%, 1/15/19		1,127	1,265,644
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		383	409,342

			2,819,256

Other Utility - 0.1%
Veolia Environnement SA
Series E
6.125%, 11/25/33	EUR	209	373,776

			6,040,098

Total Corporates - Investment Grade (cost $60,910,342)			62,876,635

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6%
Risk Share Floating Rate - 5.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2
2.646% (LIBOR 1 Month + 2.20%), 2/25/24 (d)	U.S.$	718	725,681
Series 2014-DN3, Class M2
2.846% (LIBOR 1 Month + 2.40%), 8/25/24 (d)		425	428,575
Series 2014-HQ1, Class M2
2.946% (LIBOR 1 Month + 2.50%), 8/25/24 (d)		835	849,905
Series 2014-HQ2, Class M1
1.896% (LIBOR 1 Month + 1.45%), 9/25/24 (d)		692	694,098
Series 2014-HQ3, Class M1

	Principal Amount (000)	U.S. $ Value
2.096% (LIBOR 1 Month + 1.65%), 10/25/24 (d)	120	120,001
Series 2015-DNA1, Class M2
2.296% (LIBOR 1 Month + 1.85%), 10/25/27 (d)	356	354,842
Series 2015-DNA2, Class M2
3.046% (LIBOR 1 Month + 2.60%), 12/25/27 (d)	883	895,345
Series 2015-DNA3, Class M2
3.296% (LIBOR 1 Month + 2.85%), 4/25/28 (d)	364	373,093
Series 2015-HQ1, Class M2
2.646% (LIBOR 1 Month + 2.20%), 3/25/25 (d)	495	498,619
Series 2015-HQ2, Class M1
1.539% (LIBOR 1 Month + 1.10%), 5/25/25 (d)	344	344,297
Series 2015-HQA1, Class M2
3.096% (LIBOR 1 Month + 2.65%), 3/25/28 (d)	754	772,624
Series 2015-HQA2, Class M2
3.246% (LIBOR 1 Month + 2.80%), 5/25/28 (d)	519	530,073
Series 2016-DNA1, Class M2
3.339% (LIBOR 1 Month + 2.90%), 7/25/28 (d)	279	285,683
Series 2016-DNA2, Class M2
2.646% (LIBOR 1 Month + 2.20%), 10/25/28 (d)	250	250,612
Series 2016-HQA1, Class M2
3.196% (LIBOR 1 Month + 2.75%), 9/25/28 (d)	306	309,921
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1
2.446% (LIBOR 1 Month + 2.00%), 10/25/23 (d)	173	173,836
Series 2014-C01, Class M1
2.046% (LIBOR 1 Month + 1.60%), 1/25/24 (d)	496	496,339
Series 2014-C04, Class 1M1
2.396% (LIBOR 1 Month + 1.95%), 11/25/24 (d)	658	662,229
Series 2014-C04, Class 2M1
2.546% (LIBOR 1 Month + 2.10%), 11/25/24 (d)	306	307,519
Series 2015-C01, Class 1M1
1.946% (LIBOR 1 Month + 1.50%), 2/25/25 (d)	181	180,995
Series 2015-C02, Class 2M1
1.646% (LIBOR 1 Month + 1.20%), 5/25/25 (d)	566	566,874
Series 2015-C03, Class 1M1

	Principal Amount (000)		U.S. $ Value
1.946% (LIBOR 1 Month + 1.50%), 7/25/25 (d)		261	260,669
Series 2015-C03, Class 2M1
1.946% (LIBOR 1 Month + 1.50%), 7/25/25 (d)		1,099	1,099,900
Series 2016-C01, Class 1M1
2.396% (LIBOR 1 Month + 1.95%), 8/25/28 (d)		863	865,588
Series 2016-C01, Class 2M1
2.546% (LIBOR 1 Month + 2.10%), 8/25/28 (d)		317	318,626
Series 2016-C02, Class 1M1
2.596% (LIBOR 1 Month + 2.15%), 9/25/28 (d)		922	932,500
Series 2016-C03, Class 1M1
2.446% (LIBOR 1 Month + 2.00%), 10/25/28 (d)		338	339,160
Series 2016-C03, Class 2M1
2.646% (LIBOR 1 Month + 2.20%), 10/25/28 (d)		723	727,084

			14,364,688

Non-Agency Fixed Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.946%, 5/25/35		240	223,327

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
0.979%, 5/28/35		128	109,257

Total Collateralized Mortgage Obligations (cost $14,619,971)			14,697,272

GOVERNMENTS - SOVEREIGN AGENCIES - 5.5%
Canada - 4.5%
Canada Housing Trust No. 1
3.35%, 12/15/20 (a)	CAD	3,665	3,065,732
2.55%, 3/15/25 (a)		3,360	2,733,019
3.80%, 6/15/21 (a)		7,000	6,007,130

			11,805,881

Colombia - 0.3%
Ecopetrol SA
5.875%, 5/28/45	U.S.$	241	194,005
7.375%, 9/18/43		239	223,943
Oleoducto Central SA
4.00%, 5/07/21 (a)		340	325,550

			743,498

	Principal Amount (000)	U.S. $ Value
France - 0.5%
Dexia Credit Local SA/New York, NY
1.50%, 10/07/17 (a)	880	881,221
1.25%, 10/18/16 (a)	452	451,410

		1,332,631

Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (a)	214	223,938

United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. PJSC
3.625%, 1/12/23 (a)	202	199,671

Total Governments - Sovereign Agencies (cost $15,308,375)		14,305,619

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%
Non-Agency Fixed Rate CMBS - 2.7%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51	1,417	1,464,514
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)	840	869,570
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.094%, 12/10/49	1,114	1,168,077
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46	1,772	1,781,274
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)	423	414,780
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)	528	541,687
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.22%, 6/15/45 (a)	298	293,907
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49	407	411,038

		6,944,847

Non-Agency Floating Rate CMBS - 1.0%
Commercial Mortgage Trust
Series 2014-KYO, Class A
1.339% (LIBOR 1 Month + 0.90%), 6/11/27 (a)(d)	663	659,230
Series 2014-SAVA, Class A
1.585% (LIBOR 1 Month + 1.15%), 6/15/34 (a)(d)	305	300,947

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.354% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(d)		874	861,102
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.484% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(d)		229	225,749
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.655% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(d)		563	555,904

			2,602,932

Agency CMBS - 0.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		1,522	1,624,190

Total Commercial Mortgage-Backed Securities (cost $11,376,870)			11,171,969

COVERED BONDS - 3.7%
Abbey National Treasury Services PLC/United Kingdom
Series E
1.625%, 11/26/20 (a)	EUR	615	730,525
AIB Mortgage Bank
Series E
4.875%, 6/29/17		217	254,162
Banco de Sabadell SA
0.875%, 11/12/21 (a)		300	342,874
Bank of Nova Scotia (The)
1.75%, 3/22/17 (a)	U.S.$	948	953,177
Bank of Scotland PLC
Series E
4.75%, 6/08/22	EUR	1,040	1,465,058
Credit Suisse AG/Guernsey
Series E
1.75%, 1/15/21 (a)		654	782,565
Danske Bank A/S
Series E
1.25%, 6/11/21		307	362,109
DNB Boligkreditt AS
Series E
3.875%, 6/16/21		581	770,990
National Australia Bank Ltd.
2.00%, 2/22/19 (a)	U.S.$	1,043	1,053,333
Nationwide Building Society
Series E
4.375%, 2/28/22	EUR	550	754,710

	Principal Amount (000)		U.S. $ Value
Stadshypotek AB
Series 1586
4.50%, 9/21/22	SEK	5,000	718,604
Swedbank Hypotek AB
Series 189
1.00%, 12/16/20 (a)		5,700	691,220
UBS AG/London
Series E
1.375%, 4/16/21 (a)	EUR	667	787,912

Total Covered Bonds (cost $9,809,223)			9,667,239

AGENCIES - 2.9%
Agency Debentures - 2.6%
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20	U.S.$	7,199	6,765,563

Agency Subordinated - 0.3%
Federal National Mortgage Association
Zero Coupon, 10/09/19		715	678,895

Total Agencies (cost $6,799,356)			7,444,458

MORTGAGE PASS-THROUGHS - 2.8%
Agency ARMs - 0.2%
Federal Home Loan Mortgage Corp.
2.639% (LIBOR 12 Month + 1.743%), 5/01/38 (e)		326	343,677
Federal National Mortgage Association
Series 2003
2.685% (LIBOR 12 Month + 1.81%), 12/01/33 (e)		173	182,101

			525,778

Agency Fixed Rate 30-Year - 2.1%
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 7/01/35		212	239,796
Federal National Mortgage Association
4.00%, 12/01/44		1,302	1,416,084
Series 2006
5.00%, 1/01/36		0	383
Series 2005
5.50%, 2/01/35		131	148,150
Series 2004
5.50%, 4/01/34-5/01/34		172	194,250
Series 2003
5.50%, 4/01/33		174	196,200
Government National Mortgage Association
3.50%, 6/01/46, TBA		3,005	3,172,153

			5,367,016

	Principal Amount (000)		U.S. $ Value
Other Agency Fixed Rate Programs - 0.5%
Canadian Mortgage Pools
6.125%, 12/15/24	CAD	1,367	1,294,352

Total Mortgage Pass-Throughs (cost $7,029,118)			7,187,146

INFLATION-LINKED SECURITIES - 2.2%
United States - 2.2%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS) (cost $5,671,524)	U.S.$	5,603	5,687,410

QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
Chile - 0.3%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		849	892,165

Mexico - 0.4%
Petroleos Mexicanos
4.50%, 1/23/26		974	914,002

Peru - 0.1%
Fondo MIVIVIENDA SA
3.50%, 1/31/23 (a)		200	199,000

Total Quasi-Sovereigns (cost $2,017,429)			2,005,167

CORPORATES - NON-INVESTMENT GRADE - 0.5%
Financial Institutions - 0.4%
Banking - 0.4%
Societe Generale SA
5.922%, 4/05/17 (a)(c)		495	501,187
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		453	471,180

			972,367

Industrial - 0.1%
Energy - 0.1%
Southwestern Energy Co.
4.10%, 3/15/22		269	219,235

Total Corporates - Non-Investment Grade (cost $1,221,047)			1,191,602

EMERGING MARKETS - TREASURIES - 0.4%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17 (cost $1,651,516)	BRL	4,230	1,146,863

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Indonesia - 0.4%
Indonesia Government International Bond
3.375%, 4/15/23 (a) (cost $1,079,758)	U.S.$	1,088	1,070,757

ASSET-BACKED SECURITIES - 0.4%
Other ABS - Fixed Rate - 0.4%
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)		408	408,211
Series 2014-2A, Class C
3.869%, 10/15/49 (a)		337	337,204
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables
Series 2, Class SNR
2.98%, 2/16/18 (a)	EUR	188	210,849

			956,264

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
1.571% (LIBOR 1 Month + 1.13%), 12/25/32 (d)	U.S.$	74	70,665

Total Asset-Backed Securities (cost $1,034,270)			1,026,929

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $660,264)		650	997,809

SUPRANATIONALS - 0.3%
International Bank for Reconstruction & Development
9.25%, 7/15/17 (cost $806,197)		765	834,963

U.S. $ Value
Total Investments - 98.3% (cost $251,633,510) (f)	255,819,133
Other assets less liabilities - 1.7% (g)	4,477,370

Net Assets - 100.0%	$260,296,503

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	3	June 2016	$4,096,645	$4,118,752	$22,107
Long Gilt Futures	22	September 2016	3,905,562	3,911,268	5,706
Sold Contracts
10 Yr Canadian Bond Futures	17	September 2016	1,874,007	1,878,835	(4,828)
Euro Buxl 30 Yr Bond Futures	2	June 2016	364,858	374,563	(9,705)
Euro-Bund Futures	26	June 2016	4,717,691	4,743,473	(25,782)
U.S. Long Bond (CBT) Futures	42	September 2016	6,840,352	6,859,125	(18,773)
U.S. T-Note 10 Yr (CBT) Futures	51	September 2016	6,609,995	6,614,062	(4,067)

					$(35,342)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,944	INR	265,598	7/15/16	$(22,973)
BNP Paribas SA	AUD	71,409	USD	52,956	6/10/16	1,360,700
BNP Paribas SA	DKK	23,949	USD	3,677	6/15/16	92,712
BNP Paribas SA	ZAR	15,094	USD	984	7/12/16	31,393
Citibank	USD	3,934	DKK	25,608	6/15/16	(101,377)
Citibank	GBP	65,398	USD	94,521	7/21/16	(228,590)
Credit Suisse International	USD	1,852	MXN	32,627	6/17/16	(87,394)
Credit Suisse International	CAD	19,529	USD	15,079	6/23/16	187,653
Credit Suisse International	EUR	108,198	USD	123,992	7/20/16	3,405,880
Deutsche Bank AG	MYR	31,259	USD	8,015	7/15/16	433,375
Deutsche Bank AG	TWD	297,464	USD	9,117	8/05/16	5,413
Goldman Sachs Bank USA	USD	1,465	RUB	97,775	6/16/16	(4,385)
Goldman Sachs Bank USA	TWD	56,282	USD	1,703	6/21/16	(22,121)
Goldman Sachs Bank USA	CAD	57,678	USD	43,866	6/23/16	(116,759)
Goldman Sachs Bank USA	MYR	7,519	USD	1,933	7/15/16	109,057
Goldman Sachs Bank USA	PLN	14,904	USD	3,858	7/29/16	83,716
Goldman Sachs Bank USA	USD	5,603	TRY	17,076	8/10/16	78,409
Goldman Sachs Bank USA	BRL	12,725	USD	2,767	1/04/17	(552,195)
Goldman Sachs Bank USA	USD	2,251	BRL	8,495	1/04/17	(35,486)
HSBC Bank USA	SEK	96,256	USD	11,831	6/15/16	285,898
HSBC Bank USA	USD	4,396	SEK	35,740	6/15/16	(109,312)
JPMorgan Chase Bank	USD	10,251	AUD	13,727	6/10/16	(332,905)
JPMorgan Chase Bank	MXN	259,011	USD	14,645	6/17/16	634,123
JPMorgan Chase Bank	CAD	10,819	USD	8,626	6/23/16	375,009
Royal Bank of Scotland PLC	USD	16,398	AUD	22,275	6/10/16	(303,138)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	7,235	SEK	59,481	6/15/16	$(100,399)
Royal Bank of Scotland PLC	RUB	272,352	USD	4,111	6/16/16	41,444
Royal Bank of Scotland PLC	USD	4,416	RUB	306,908	6/16/16	169,484
Royal Bank of Scotland PLC	USD	16,663	TWD	541,088	6/21/16	(79,993)
Royal Bank of Scotland PLC	CAD	5,001	USD	3,876	6/23/16	62,533
Royal Bank of Scotland PLC	INR	269,972	USD	4,000	7/15/16	14,975
Royal Bank of Scotland PLC	USD	6,414	MYR	26,098	7/15/16	(84,523)
Royal Bank of Scotland PLC	EUR	7,051	USD	8,006	7/20/16	147,782
Standard Chartered Bank	TWD	450,248	USD	13,658	6/21/16	(140,678)
Standard Chartered Bank	SGD	12,738	USD	9,414	7/15/16	170,914
Standard Chartered Bank	USD	2,010	INR	135,549	7/15/16	(9,351)
State Street Bank & Trust Co.	USD	17,351	AUD	24,041	6/10/16	19,172
State Street Bank & Trust Co.	DKK	1,116	USD	168	6/15/16	987
State Street Bank & Trust Co.	USD	84	SEK	697	6/15/16	(617)
State Street Bank & Trust Co.	USD	12,599	MXN	219,262	6/17/16	(738,377)
State Street Bank & Trust Co.	USD	48,266	CAD	62,607	6/23/16	(524,341)
State Street Bank & Trust Co.	USD	648	ZAR	10,158	7/12/16	(6,567)
State Street Bank & Trust Co.	USD	6,238	SGD	8,572	7/15/16	(16,948)
State Street Bank & Trust Co.	EUR	2,177	USD	2,430	7/20/16	3,523
State Street Bank & Trust Co.	USD	88,581	EUR	79,028	7/20/16	(505,240)
State Street Bank & Trust Co.	USD	64,559	GBP	44,013	7/21/16	(792,827)
State Street Bank & Trust Co.	USD	2,545	PLN	10,030	7/29/16	(5,242)
State Street Bank & Trust Co.	JPY	5,303,631	USD	48,483	8/05/16	487,891
State Street Bank & Trust Co.	USD	32,597	JPY	3,569,344	8/05/16	(295,989)
State Street Bank & Trust Co.	TRY	11,492	USD	3,839	8/10/16	15,349

						$2,999,665

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate market value of these securities amounted to $94,447,405 or 36.3% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2016.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest rate was in effect at May 31, 2016.
(e)	Variable rate coupon, rate shown as of May 31, 2016.
(f)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,064,815 and gross unrealized depreciation of investments was $(5,879,192), resulting in net unrealized appreciation of $4,185,623.
(g)	An amount of U.S. 445,635 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand
Glossary:
ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Country Breakdown*

May 31, 2016 (unaudited)

45.6%	United States
14.0%	United Kingdom
6.5%	Japan
5.9%	Canada
5.2%	Italy
3.1%	Australia
3.0%	France
2.3%	Netherlands
2.2%	Germany
1.9%	Spain
1.9%	Mexico
1.2%	Switzerland
1.1%	Belgium
1.0%	Sweden
5.1%	Other

100.0%

*	All data are as of May 31, 2016. The Portfolio’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Brazil, Chile, China, Colombia, Denmark, Indonesia, Ireland, Morocco, Norway, Peru, Poland, Portugal, Singapore, South Africa, Supranational, Turkey and United Arab Emirates.

AB Pooling Portfolios

AB Global Core Bond Portfolio

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment, speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$114,507,295		$	– 0	–	$114,507,295
Corporates - Investment Grade		– 0	–	62,876,635			– 0	–	62,876,635
Collateralized Mortgage Obligations		– 0	–	14,697,272			– 0	–	14,697,272
Governments - Sovereign Agencies		– 0	–	14,305,619			– 0	–	14,305,619
Commercial Mortgage-Backed Securities		– 0	–	9,709,985			1,461,984		11,171,969
Covered Bonds		– 0	–	9,667,239			– 0	–	9,667,239
Agencies		– 0	–	7,444,458			– 0	–	7,444,458
Mortgage Pass-Throughs		– 0	–	7,187,146			– 0	–	7,187,146
Inflation-Linked Securities		– 0	–	5,687,410			– 0	–	5,687,410
Quasi-Sovereigns		– 0	–	2,005,167			– 0	–	2,005,167
Corporates - Non-Investment Grade		– 0	–	1,191,602			– 0	–	1,191,602
Emerging Markets - Treasuries		– 0	–	1,146,863			– 0	–	1,146,863
Governments - Sovereign Bonds		– 0	–	1,070,757			– 0	–	1,070,757
Asset-Backed Securities		– 0	–	– 0	–		1,026,929		1,026,929
Local Governments - Municipal Bonds		– 0	–	997,809			– 0	–	997,809
Supranationals		– 0	–	834,963			– 0	–	834,963

Total Investments in Securities		– 0	–	253,330,220			2,488,913		255,819,133
Other Financial Instruments(a):
Assets:
Futures		27,813		– 0	–		– 0	–	27,813
Forward Currency Exchange Contracts		– 0	–	8,217,392			– 0	–	8,217,392
Liabilities:
Futures		(63,155)		– 0	–		– 0	–	(63,155)
Forward Currency Exchange Contracts		– 0	–	(5,217,727)			– 0	–	(5,217,727)

Total(b)		$(35,342)		$256,329,885			$2,488,913		$258,783,456

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations			Commercial Mortgage-Backed Securities		Asset-Backed Securities
Balance as of 8/31/15		$36,919,073		$3,931,061		$3,365,165
Accrued discounts/(premiums)		(281)		(10,007)		(3,419)
Realized gain (loss)		(6,252)		(224,231)		(17,880)
Change in unrealized appreciation/depreciation		4,787		104,707		17,415
Purchases/Payups		– 0	–	912,725		– 0	–
Sales/Paydowns		(1,826,786)		(3,252,271)		(2,334,352)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(35,090,541)		– 0	–	– 0	–

Balance as of 5/31/16	$	– 0	–	$1,461,984		$1,026,929

Net change in unrealized appreciation/depreciation from investments held as of 5/31/16	$	– 0	–	$104,707		$17,415

	Total
Balance as of 8/31/15		$44,215,299
Accrued discounts/(premiums)		(13,707)
Realized gain (loss)		(248,363)
Change in unrealized appreciation/depreciation		126,909
Purchases/Payups		912,725
Sales/Paydowns		(7,413,409)
Transfers in to Level 3		– 0	–
Transfers out of Level 3		(35,090,541	)(a)

Balance as of 5/31/16		$2,488,913

Net change in unrealized appreciation/depreciation from investments held as of 5/31/16		$122,122

(a)	An amount of $35,090,541 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)			Dividend Income (000)
$4,459	$277,996	$282,455	$	– 0	–	$34

AB Pooling Portfolios

AB Bond Inflation Protection Portfolio

Portfolio of Investments

May 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 52.2%
United States - 52.2%
U.S. Treasury Inflation Index
0.125%, 4/15/17-7/15/24 (TIPS)	U.S.$	25,705	$25,897,304
0.25%, 1/15/25 (TIPS) (a)		3,970	3,962,781
0.375%, 7/15/23-7/15/25 (TIPS)		9,296	9,432,285
0.625%, 7/15/21 (TIPS) (b)		7,240	7,527,397
0.625%, 1/15/24 (TIPS)		4,184	4,315,792
1.375% TII, 1/15/20 (TIPS)		1,137	1,205,760
2.00%, 1/15/26 (TIPS)		2,025	2,343,177

Total Inflation-Linked Securities (cost $53,572,807)			54,684,496

CORPORATES - INVESTMENT GRADE - 17.7%
Industrial - 11.4%
Basic - 1.3%
Barrick Gold Corp.
4.10%, 5/01/23		16	16,198
Dow Chemical Co. (The)
8.55%, 5/15/19		104	123,342
Eastman Chemical Co.
3.80%, 3/15/25		103	105,838
Glencore Funding LLC
3.125%, 4/29/19 (c)		528	510,840
International Paper Co.
4.75%, 2/15/22		208	227,619
LyondellBasell Industries NV
5.75%, 4/15/24		200	232,224
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		200	188,000

			1,404,061

Capital Goods - 0.1%
Yamana Gold, Inc.
4.95%, 7/15/24		131	123,795

Communications - Media - 1.4%
21st Century Fox America, Inc.
6.15%, 3/01/37-2/15/41		260	315,773
CBS Corp.
3.50%, 1/15/25		103	105,553
5.75%, 4/15/20		266	300,719
Cox Communications, Inc.
2.95%, 6/30/23 (c)		57	53,607
Discovery Communications LLC
3.45%, 3/15/25		111	107,266
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c)(d)		148	153,180
S&P Global, Inc.
4.40%, 2/15/26		210	230,549
Time Warner, Inc.
3.55%, 6/01/24		184	192,147

			1,458,794

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 1.5%
American Tower Corp.
2.80%, 6/01/20	U.S.$	149	$149,827
5.05%, 9/01/20		222	242,579
AT&T, Inc.
3.40%, 5/15/25		281	281,474
3.80%, 3/15/22		77	80,337
4.45%, 4/01/24		269	288,022
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	25	20,701
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	137	154,371
Verizon Communications, Inc.
4.272%, 1/15/36		371	371,692

			1,589,003

Consumer Cyclical - Automotive - 0.5%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		200	202,409
5.875%, 8/02/21		200	227,544
General Motors Co.
3.50%, 10/02/18		127	130,264

			560,217

Consumer Cyclical - Retailers - 0.5%
CVS Health Corp.
3.875%, 7/20/25		73	78,513
Kohl’s Corp.
4.25%, 7/17/25		64	60,839
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		313	324,820

			464,172

Consumer Non-Cyclical - 2.9%
AbbVie, Inc.
3.60%, 5/14/25		159	163,719
Actavis Funding SCS
3.80%, 3/15/25		273	276,870
3.85%, 6/15/24		85	86,719
Altria Group, Inc.
2.625%, 1/14/20		314	323,036
Baxalta, Inc.
3.60%, 6/23/22 (c)		247	249,189
Becton Dickinson and Co.
3.734%, 12/15/24		136	144,198
Biogen, Inc.
3.625%, 9/15/22		149	155,356
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2	2,347
Gilead Sciences, Inc.
3.65%, 3/01/26		115	121,752
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (c)		208	211,466
Kraft Heinz Foods Co.
2.80%, 7/02/20 (c)		123	126,227
3.50%, 7/15/22 (c)		157	163,749

	Principal Amount (000)		U.S. $ Value
Laboratory Corp. of America Holdings
3.60%, 2/01/25	U.S.$	94	$96,048
Medtronic, Inc.
3.50%, 3/15/25		313	333,858
Reynolds American, Inc.
4.00%, 6/12/22		217	233,215
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		114	122,264
Tyson Foods, Inc.
2.65%, 8/15/19		60	61,450
3.95%, 8/15/24		198	211,761

			3,083,224

Energy - 2.3%
Energy Transfer Partners LP
6.125%, 2/15/17		269	276,612
EnLink Midstream Partners LP
5.05%, 4/01/45		123	90,870
Enterprise Products Operating LLC
3.70%, 2/15/26		269	272,497
5.20%, 9/01/20		118	130,742
Husky Energy, Inc.
7.25%, 12/15/19		26	28,996
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		236	231,331
4.15%, 3/01/22		102	100,608
Marathon Petroleum Corp.
5.125%, 3/01/21		97	104,935
Noble Energy, Inc.
3.90%, 11/15/24		163	160,944
8.25%, 3/01/19		224	251,746
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		217	192,793
Schlumberger Holdings Corp.
3.00%, 12/21/20 (c)		269	275,906
Spectra Energy Capital LLC
8.00%, 10/01/19		74	84,168
Valero Energy Corp.
6.125%, 2/01/20		164	182,552

			2,384,700

Technology - 0.9%
KLA-Tencor Corp.
4.65%, 11/01/24		216	229,803
Motorola Solutions, Inc.
7.50%, 5/15/25		242	281,399
Seagate HDD Cayman
4.75%, 1/01/25		121	93,019
Tencent Holdings Ltd.
3.375%, 5/02/19 (c)		202	208,457
Total System Services, Inc.
2.375%, 6/01/18		87	87,197

			899,875

			11,967,841

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 5.0%
Banking - 3.6%
Bank of America Corp.
5.625%, 7/01/20	U.S.$	115	$128,516
Series E
0.599%, 3/28/18 (e)	EUR	300	332,865
Barclays Bank PLC
6.625%, 3/30/22 (c)		75	101,985
Citigroup, Inc.
3.875%, 3/26/25	U.S.$	224	223,980
Cooperatieve Rabobank UA
4.375%, 8/04/25		250	260,352
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/26 (c)		250	257,297
Goldman Sachs Group, Inc. (The)
2.274% (LIBOR 3 Month + 1.60%), 11/29/23 (e)		254	253,547
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (c)		280	300,174
Morgan Stanley
Series G
5.50%, 7/24/20-7/28/21		260	292,237
Murray Street Investment Trust I
4.647%, 3/09/17		30	30,781
PNC Bank NA
3.80%, 7/25/23		316	335,118
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (c)(d)		120	119,926
Santander Bank NA
1.561% (LIBOR 3 Month + 0.93%), 1/12/18 (e)		306	304,481
Santander Issuances SAU
5.179%, 11/19/25		200	198,838
Santander UK PLC
5.00%, 11/07/23 (c)		200	208,359
UBS AG/Stamford CT
7.625%, 8/17/22		250	287,410
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (c)		200	205,148

			3,841,014

Insurance - 0.8%
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		218	245,243
6.10%, 10/01/41		125	149,474
Lincoln National Corp.
8.75%, 7/01/19		90	106,640
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		90	133,914
Prudential Financial, Inc.
5.625%, 6/15/43		125	131,725
XLIT Ltd.
5.50%, 3/31/45		55	53,208

			820,204

	Principal Amount (000)		U.S. $ Value
REITS - 0.6%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	U.S.$	4	$3,958
Trust F/1401
5.25%, 12/15/24 (c)		255	263,288
Welltower, Inc.
5.25%, 1/15/22		319	351,589

			618,835

			5,280,053

Utility - 1.3%
Electric - 0.9%
CMS Energy Corp.
5.05%, 3/15/22		110	123,201
Constellation Energy Group, Inc.
5.15%, 12/01/20		43	47,668
Entergy Corp.
4.00%, 7/15/22		214	226,528
Exelon Corp.
2.85%, 6/15/20		405	414,163
Exelon Generation Co. LLC
4.25%, 6/15/22		125	130,783

			942,343

Natural Gas - 0.4%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		342	365,523

			1,307,866

Total Corporates - Investment Grade (cost $17,908,048)			18,555,760

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.0%
Non-Agency Fixed Rate CMBS - 7.5%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		522	539,188
Series 2007-5, Class AM
5.772%, 2/10/51		101	104,133
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		194	193,113
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		319	330,561
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		323	337,152
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class D
4.456%, 4/10/46 (c)		147	129,501

	Principal Amount (000)		U.S. $ Value
Series 2015-GC27, Class A5
3.137%, 2/10/48	U.S.$	242	$248,285
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.763%, 5/15/46		312	321,469
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		217	220,022
Series 2007-GG9, Class A4
5.444%, 3/10/39		466	472,153
Series 2007-GG9, Class AM
5.475%, 3/10/39		210	214,018
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		120	117,947
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.70%, 6/15/39		155	157,072
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		220	235,446
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.697%, 11/10/46 (c)		125	127,914
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		304	308,983
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.794%, 8/10/45		186	190,350
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		227	222,075
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		77	76,753
Series 2006-CB15, Class A4
5.814%, 6/12/43		51	50,943
Series 2006-LDP9, Class AM
5.372%, 5/15/47		127	126,986
Series 2007-CB19, Class AM
5.699%, 2/12/49		115	116,998
Series 2007-LD12, Class AM
6.009%, 2/15/51		98	101,758
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		553	563,160
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		6	6,241
Series 2011-C5, Class D
5.317%, 8/15/46 (c)		100	101,044
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		209	224,136
Series 2015-C32, Class C
4.669%, 11/15/48		186	170,163
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		100	99,595

	Principal Amount (000)		U.S. $ Value
Series 2007-C1, Class AM
5.455%, 2/15/40	U.S.$	102	$102,821
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		175	175,418
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		247	242,430
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		72	71,569
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		322	324,590
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		52	53,871
Series 2012-C4, Class A5
2.85%, 12/10/45		104	106,880
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		61	60,638
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.801%, 11/15/45 (c)		111	106,854
Series 2013-C14, Class A5
3.337%, 6/15/46		291	306,202
Series 2014-C20, Class A2
3.036%, 5/15/47		200	206,446

			7,864,878

Non-Agency Floating Rate CMBS - 2.1%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.754% (LIBOR 1 Month + 1.32%), 11/15/19 (c)(e)		174	173,643
Commercial Mortgage Trust
Series 2014-KYO, Class A
1.339% (LIBOR 1 Month + 0.90%), 6/11/27 (c)(e)		244	242,951
Series 2014-SAVA, Class A
1.585% (LIBOR 1 Month + 1.15%), 6/15/34 (c)(e)		113	111,770
H/2 Asset Funding NRE
Series 2015-1A
2.094%, 6/24/49 (c)(e)		237	235,690
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.354% (LIBOR 1 Month + 0.92%), 6/15/29 (c)(e)		326	321,189
Series 2015-SGP, Class A
2.135% (LIBOR 1 Month + 1.70%), 7/15/36 (c)(e)		291	291,169

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.305% (LIBOR 1 Month + 1.87%), 8/15/26 (c)(e)	U.S.$	100	$99,505
Series 2015-XLF2, Class SNMA
2.385% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(e)		100	100,309
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.484% (LIBOR 1 Month + 1.05%), 4/15/32 (c)(e)		86	84,500
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.655% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(e)		352	347,842
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.471%, 12/15/47 (f)		198	188,761

			2,197,329

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19		371	376,926

Total Commercial Mortgage-Backed Securities (cost $10,679,685)			10,439,133

ASSET-BACKED SECURITIES - 8.6%
Autos - Fixed Rate - 4.1%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		117	117,504
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		258	257,779
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18		16	16,170
Series 2013-4, Class A3
0.96%, 4/09/18		12	11,846
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (c)		37	37,280
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		514	524,164
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (c)		247	247,188
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		260	259,907
Series 2015-2, Class A3
1.31%, 8/15/19		198	198,021

	Principal Amount (000)		U.S. $ Value
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19	U.S.$	66	$65,969
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)		82	81,147
Series 2014-B, Class A
1.11%, 11/15/18 (c)		57	57,090
Drive Auto Receivables Trust
Series 2015-CA, Class A2A
1.03%, 2/15/18 (c)		2	2,160
Series 2015-DA, Class A2A
1.23%, 6/15/18 (c)		62	61,558
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		191	190,239
Exeter Automobile Receivables Trust
Series 2014-2A, Class A
1.06%, 8/15/18 (c)		10	10,354
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		106	105,644
Series 2014-2, Class A
2.31%, 4/15/26 (c)		225	228,928
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		282	283,311
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		120	119,328
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		128	128,078
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (c)		147	146,761
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (c)		140	136,005
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (c)		94	93,822
Series 2015-B, Class A3
1.40%, 11/15/18 (c)		195	195,187
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		96	96,169
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		108	108,054
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		211	211,466
Santander Drive Auto Receivables Trust
Series 2015-3, Class A2A
1.02%, 9/17/18		88	87,929

	Principal Amount (000)		U.S. $ Value
Series 2015-4,Class A2A
1.20%, 12/17/18	U.S.$	70	$69,738
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (c)		124	124,297
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (c)		86	86,189

			4,359,282

Credit Cards - Fixed Rate - 1.9%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		148	148,310
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		276	281,725
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		244	245,784
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		250	252,384
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		372	376,898
Series 2016-1, Class A
2.04%, 3/15/22		100	100,857
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		215	216,089
Series 2013-A, Class A
1.61%, 12/15/21		133	133,181
Series 2015-B,Class A
2.55%, 6/17/24		191	194,166

			1,949,394

Autos - Floating Rate - 1.3%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.935% (LIBOR 1 Month + 0.50%), 7/15/20 (c)(e)		365	365,314
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
1.005% (LIBOR 1 Month + 0.57%), 1/15/22 (e)		234	232,497
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.819% (LIBOR 1 Month + 0.38%), 7/20/19 (e)		163	162,723
Series 2015-1, Class A
0.939% (LIBOR 1 Month + 0.50%), 1/20/20 (e)		211	210,476

	Principal Amount (000)		U.S. $ Value
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.988% (LIBOR 1 Month + 0.55%), 12/10/27 (c)(e)	U.S.$	131	$131,359
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
1.196% (LIBOR 1 Month + 0.75%), 10/25/19 (c)(e)		213	213,315
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.789% (LIBOR 1 Month + 0.35%), 7/22/19 (c)(e)		111	109,609

			1,425,293

Credit Cards - Floating Rate - 0.7%
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
0.785% (LIBOR 1 Month + 0.35%), 3/16/20 (e)		98	97,973
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.785% (LIBOR 1 Month + 0.35%), 8/17/20 (e)		201	201,482
First National Master Note Trust
Series 2013-2, Class A
0.965% (LIBOR 1 Month + 0.53%), 10/15/19 (e)		265	265,190
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
0.915% (LIBOR 1 Month + 0.48%), 2/15/22 (e)		139	138,913

			703,558

Other ABS - Fixed Rate - 0.6%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (c)		92	91,744
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		167	168,465
Dell Equipment Finance Trust
Series 2015-2, Class A2A
1.42%, 12/22/17 (c)		101	100,906
SBA Tower Trust
3.156%, 10/15/20 (c)		258	256,883

			617,998

Total Asset-Backed Securities (cost $9,025,076)			9,055,525

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Risk Share Floating Rate - 2.9%
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.946% (LIBOR 1 Month + 2.50%), 7/25/25 (e)(g) (h)	U.S.$	95	$93,767
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.696% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		318	321,061
Series 2014-DN3, Class M3
4.446% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		322	321,125
Series 2014-HQ3, Class M3
5.196% (LIBOR 1 Month + 4.75%), 10/25/24 (e)		250	255,033
Series 2015-DNA2, Class M2
3.046% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		344	348,872
Series 2015-HQA1, Class M2
3.096% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		308	315,608
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.646% (LIBOR 1 Month + 1.20%), 7/25/24 (e)		65	65,284
Series 2014-C04, Class 1M2
5.346% (LIBOR 1 Month + 4.90%), 11/25/24 (e)		182	186,933
Series 2014-C04, Class 2M2
5.446% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		68	69,208
Series 2015-C01, Class 1M2
4.746% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		137	138,663
Series 2015-C01, Class 2M2
4.996% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		117	118,895
Series 2015-C02, Class 2M2
4.446% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		147	146,615
Series 2015-C03, Class 1M1
1.946% (LIBOR 1 Month + 1.50%), 7/25/25 (e)		105	104,756
Series 2015-C03, Class 1M2
5.446% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		56	57,214
Series 2015-C03, Class 2M2
5.446% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		179	181,653

	Principal Amount (000)		U.S. $ Value
Series 2015-C04, Class 1M2
6.146% (LIBOR 1 Month + 5.70%), 4/25/28 (e)	U.S.$	68	$71,226
Series 2015-C04, Class 2M2
5.996% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		105	108,062
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M1
3.196% (LIBOR 1 Month + 2.75%), 11/25/25 (c)(e)		72	71,845
Series 2015-WF1, Class 2M1
3.296% (LIBOR 1 Month + 2.85%), 11/25/25 (e)(h)		90	90,010

Total Collateralized Mortgage Obligations (cost $3,048,367)			3,065,830

CORPORATES - NON-INVESTMENT GRADE - 1.9%
Industrial - 1.1%
Basic - 0.1%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		42	40,320
Novelis, Inc.
8.375%, 12/15/17		27	27,608

			67,928

Communications - Media - 0.0%
CSC Holdings LLC
8.625%, 2/15/19		44	48,895

Communications - Telecommunications - 0.3%
Sprint Capital Corp.
6.90%, 5/01/19		355	331,037

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		104	103,740

Consumer Non-Cyclical - 0.1%
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (c)		130	108,713

Energy - 0.4%
Cenovus Energy, Inc.
5.70%, 10/15/19		51	52,180
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		107	76,437
ONEOK, Inc.
4.25%, 2/01/22		216	194,400
SM Energy Co.
6.50%, 1/01/23		12	10,922
Transocean, Inc.
6.50%, 11/15/20		129	99,652

			433,591

	Principal Amount (000)		U.S. $ Value
Technology - 0.1%
Advanced Micro Devices, Inc.
6.75%, 3/01/19	U.S.$	99	$89,100

			1,183,004

Financial Institutions - 0.5%
Banking - 0.4%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)		79	83,345
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)		42	48,282
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)		224	212,395
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		13	13,716

			357,738

Finance - 0.1%
International Lease Finance Corp.
5.875%, 4/01/19		88	94,050

			451,788

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21		115	131,100
NRG Energy, Inc.
Series WI
6.25%, 5/01/24		87	84,580

			215,680

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)		120	120,300

Total Corporates - Non-Investment Grade (cost $2,108,025)			1,970,772

EMERGING MARKETS - TREASURIES - 0.5%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17 (cost $778,205)	BRL	2,000	542,252

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20	U.S.$	238	223,304

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		90	72,450

	Principal Amount (000)		U.S. $ Value
Israel - 0.2%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (c)	U.S.$	226	$241,223

Total Governments - Sovereign Agencies (cost $553,488)			536,977

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Chile - 0.2%
Corp Nacional del Cobre de Chile
4.50%, 9/16/25 (c)		221	224,924

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18		86	86,258

Total Quasi-Sovereigns (cost $303,609)			311,182

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Insurance - 0.1%
Allstate Corp. (The)
5.10%, 1/15/53 (cost $88,844)		3,325	86,483

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		200	62,750

Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (h)(i)		200	10,000

Total Emerging Markets - Corporate Bonds (cost $310,320)			72,750

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
Series E
5.95%, 3/19/19 (cost $62,966)		57	62,985

Total Investments - 94.9% (cost $98,439,440) (j)			99,384,145
Other assets less liabilities - 5.1%			5,392,988

Net Assets - 100.0%			$104,777,133

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Ultra Bond (CBT) Futures	6	September 2016	$1,048,276	$1,050,750	$2,474
Sold Contracts
Euro-BOBL Futures	28	June 2016	4,097,676	4,093,040	4,636
U.S. T-Note 10 Yr (CBT) Futures	28	September 2016	3,629,017	3,631,250	(2,233)
U.S. T-Note 2 Yr (CBT) Futures	7	September 2016	1,524,834	1,525,344	(510)
U.S. T-Note 5 Yr (CBT) Futures	24	September 2016	2,881,463	2,882,812	(1,349)

					$3,018

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,592	INR	107,208	7/15/16	$(9,273)
BNP Paribas SA	EUR	5,020	USD	5,755	7/20/16	159,655
Deutsche Bank AG	MYR	10,094	USD	2,588	7/15/16	139,944
Goldman Sachs Bank USA	CAD	4,234	USD	3,220	6/23/16	(8,571)
Goldman Sachs Bank USA	BRL	10,511	USD	2,286	1/04/17	(456,098)
Goldman Sachs Bank USA	USD	2,254	BRL	8,511	1/04/17	(34,416)
HSBC Bank USA	GBP	2,837	USD	4,100	7/21/16	(10,803)
JPMorgan Chase Bank	BRL	797	USD	223	6/02/16	2,828
JPMorgan Chase Bank	USD	222	BRL	797	6/02/16	(1,135)
JPMorgan Chase Bank	USD	3,261	MXN	57,674	6/17/16	(141,200)
Royal Bank of Scotland PLC	BRL	797	USD	222	6/02/16	1,135
Royal Bank of Scotland PLC	USD	225	BRL	797	6/02/16	(4,808)
Royal Bank of Scotland PLC	INR	89,644	USD	1,328	7/15/16	4,973
Royal Bank of Scotland PLC	USD	2,074	MYR	8,440	7/15/16	(27,336)
Royal Bank of Scotland PLC	USD	4,436	TWD	144,057	8/05/16	(22,827)
Standard Chartered Bank	SGD	7,031	USD	5,196	7/15/16	94,339
Standard Chartered Bank	TWD	172,282	USD	5,278	8/05/16	719
State Street Bank & Trust Co.	MXN	48,225	USD	2,610	6/17/16	887
State Street Bank & Trust Co.	USD	2,729	CAD	3,540	6/23/16	(29,650)
State Street Bank & Trust Co.	USD	4,278	SGD	5,879	7/15/16	(11,623)
State Street Bank & Trust Co.	USD	5,165	EUR	4,617	7/20/16	(19,125)
State Street Bank & Trust Co.	USD	3,537	GBP	2,410	7/21/16	(44,545)

						$(416,930)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	2.69%	$3,432	$(227,059)	$(56,793)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)	0.68	3,901	(45,566)	(11,899)

				$(272,625)	$(68,692)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	7,737	3/11/17	2.140%	3 Month BBSW	$(5,654)
Morgan Stanley & Co., LLC/(CME Group)	NZD	10,801	6/09/17	3.366%	3 Month BKBM	(145,421)
Morgan Stanley & Co., LLC/(CME Group)	AUD	6,895	6/09/17	2.218%	3 Month BBSW	(13,534)
Morgan Stanley & Co., LLC/(CME Group)		4,739	10/30/17	1.915%	3 Month BBSW	(240)
Morgan Stanley & Co., LLC/(CME Group)		5,377	4/27/18	2.213%	3 Month BBSW	(25,163)
Morgan Stanley & Co., LLC/(CME Group)	NZD	5,318	4/28/18	2.250%	3 Month BKBM	4,231
Morgan Stanley & Co., LLC/(CME Group)	NOK	62,298	5/12/18	0.954%	6 Month NIBOR	4,323
Morgan Stanley & Co., LLC/(CME Group)		20,647	5/19/18	1.007%	6 Month NIBOR	(665)
Morgan Stanley & Co., LLC/(CME Group)		$7,153	5/06/19	3 Month LIBOR	1.751%	134,266
Morgan Stanley & Co., LLC/(CME Group)		1,350	7/02/19	3 Month LIBOR	1.701%	30,718
Morgan Stanley & Co., LLC/(CME Group)		2,388	5/18/20	3 Month LIBOR	1.663%	41,184
Morgan Stanley & Co., LLC/(CME Group)	GBP	1,995	6/05/20	6 Month LIBOR	1.651%	84,931
Morgan Stanley & Co., LLC/(CME Group)		$1,977	8/11/20	3 Month LIBOR	1.712%	47,008
Morgan Stanley & Co., LLC/(CME Group)		2,389	4/27/21	3 Month LIBOR	1.341%	4,415
Morgan Stanley & Co., LLC/(CME Group)		804	1/14/24	2.980%	3 Month LIBOR	(93,173)
Morgan Stanley & Co., LLC/(CME Group)		709	2/14/24	2.889%	3 Month LIBOR	(76,249)
Morgan Stanley & Co., LLC/(CME Group)		1,003	4/28/24	2.817%	3 Month LIBOR	(97,673)
Morgan Stanley & Co., LLC/(CME Group)		1,451	7/02/24	2.632%	3 Month LIBOR	(133,237)
Morgan Stanley & Co., LLC/(CME Group)		727	7/10/24	2.674%	3 Month LIBOR	(69,040)
Morgan Stanley & Co., LLC/(CME Group)	AUD	1,178	3/11/25	6 Month BBSW	2.973%	41,570

Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$696	4/21/25	1.991%	3 Month LIBOR	$(22,726)
Morgan Stanley & Co., LLC/(CME Group)	NZD	1,259	6/09/25	3 Month BKBM	4.068%	91,735
Morgan Stanley & Co., LLC/(CME Group)	AUD	747	6/09/25	6 Month BBSW	3.384%	47,156
Morgan Stanley & Co., LLC/(CME Group)		$410	6/09/25	2.488%	3 Month LIBOR	(34,350)
Morgan Stanley & Co., LLC/(CME Group)		1,330	8/04/25	2.293%	3 Month LIBOR	(84,831)
Morgan Stanley & Co., LLC/(CME Group)	NOK	7,737	5/12/26	6 Month NIBOR	1.556%	(5,616)
Morgan Stanley & Co., LLC/(CME Group)		$565	11/10/35	2.631%	3 Month LIBOR	(57,035)
Morgan Stanley & Co., LLC/(CME Group)	GBP	185	6/05/45	2.396%	6 Month LIBOR	(47,470)
Morgan Stanley & Co., LLC/(CME Group)		$172	8/06/45	2.692%	3 Month LIBOR	(23,221)
Morgan Stanley Capital Services LLC/(CME Group)		898	2/21/42	2.813%	3 Month LIBOR	(137,497)
Morgan Stanley Capital Services LLC/(CME Group)		654	3/06/42	2.804%	3 Month LIBOR	(97,364)

						$(638,622)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	6.63%		$99	$3,264	$4,960	$(1,696)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	8.46		189	14,965	(7,351)	22,316
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	8.46		165	13,065	(6,189)	19,254
Sale Contracts
Bank of America, NA
Societe Generale, 3.75% 3/01/17, 12/20/17*	3.00	0.29	EUR	229	12,443	(130)	12,573
Credit Suisse International
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00	0.96		$351	77	(3,220)	3,297

					$43,814	$(11,930)	$55,744

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$413	7/15/19	1.370%	CPI	#	$824
Barclays Bank PLC	6,902	7/15/20	1.527%	CPI	#	(13,568)
Barclays Bank PLC	2,313	1/15/21	1.490%	CPI	#	(4,304)
JPMorgan Chase Bank, NA	2,824	1/15/20	1.795%	CPI	#	(32,638)

						$(49,686)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
The AB Pooling Portfolios - AB Bond Inflation Protection Portfolio	35,719,000	1 Month LIBOR Plus 0.55%	$35,719	6/16/16	$86,726

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate market value of these securities amounted to $13,102,645 or 12.5% of net assets.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest rate was in effect at May 31, 2016.
(f)	Variable rate coupon, rate shown as of May 31, 2016.
(g)	Fair valued by the Adviser.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.19% of net assets as of May 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd. Series 2015-1A, Class M1
2.946%, 7/25/25	7/27/15	$94,717	$93,767	0.09%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/24/14	110,320	10,000	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M1
3.296%, 11/25/25	9/28/15	89,985	90,010	0.09%

(i)	Security is in default and is non-income producing.
(j)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,168,756 and gross unrealized depreciation of investments was $(1,224,051), resulting in net unrealized appreciation of $944,705.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

The following table represents the TIPS basket holdings underlying the total return swap with Barclays Bank PLC as of May 31, 2016.

Security Description	Principal Amount (000)	Maturity	Coupon
United States Treasury Inflation Indexed Bonds	366	4/15/17	0.13%
United States Treasury Inflation Indexed Bonds	3,737	4/15/18	0.13%
United States Treasury Inflation Indexed Bonds	2,512	4/15/19	0.13%
United States Treasury Inflation Indexed Bonds	710	1/15/20	1.38%
United States Treasury Inflation Indexed Bonds	2,767	4/15/20	0.13%
United States Treasury Inflation Indexed Bonds	4,713	7/15/21	0.63%
United States Treasury Inflation Indexed Bonds	2,908	7/15/22	0.13%
United States Treasury Inflation Indexed Bonds	2,301	1/15/23	0.13%
United States Treasury Inflation Indexed Bonds	2,422	7/15/23	0.38%
United States Treasury Inflation Indexed Bonds	2,820	1/15/24	0.63%
United States Treasury Inflation Indexed Bonds	2,687	7/15/24	0.13%
United States Treasury Inflation Indexed Bonds	2,716	1/15/25	0.25%
United States Treasury Inflation Indexed Bonds	3,899	7/15/25	0.38%
United States Treasury Inflation Indexed Bonds	1,161	1/15/26	2.00%

AB Pooling Portfolios

AB Bond Inflation Protection Portfolio

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$54,684,496	$	– 0	–	$54,684,496
Corporates - Investment Grade		– 0	–	18,555,760		– 0	–	18,555,760
Commercial Mortgage-Backed Securities		– 0	–	8,157,109		2,282,024		10,439,133
Asset-Backed Securities		– 0	–	8,798,642		256,883		9,055,525
Collateralized Mortgage Obligations		– 0	–	3,065,830		– 0	–	3,065,830
Corporates - Non-Investment Grade		– 0	–	1,970,772		– 0	–	1,970,772
Emerging Markets - Treasuries		– 0	–	542,252		– 0	–	542,252

Investments in Securities:	Level 1			Level 2		Level 3			Total
Governments - Sovereign Agencies	$	– 0	–	$536,977		$	– 0	–	$536,977
Quasi-Sovereigns		– 0	–	311,182			– 0	–	311,182
Preferred Stocks		86,483		– 0	–		– 0	–	86,483
Emerging Markets - Corporate Bonds		– 0	–	72,750			– 0	–	72,750
Governments - Sovereign Bonds		– 0	–	62,985			– 0	–	62,985

Total Investments in Securities		86,483		96,758,755			2,538,907		99,384,145

Other Financial Instruments (a):
Assets:
Futures		7,110		– 0	–		– 0	–	7,110
Forward Foreign Currency Contracts		– 0	–	404,480			– 0	–	404,480
Centrally Cleared Interest Rate Swaps		– 0	–	531,537			– 0	–	531,537
Credit Default Swaps		– 0	–	57,440			– 0	–	57,440
Inflation (CPI) Swaps		– 0	–	824			– 0	–	824
Total Return Swaps		– 0	–	– 0	–		86,726		86,726
Liabilities:
Futures		(4,092)		– 0	–		– 0	–	(4,092)
Forward Foreign Currency Contracts		– 0	–	(821,410)			– 0	–	(821,410)
Centrally Cleared Credit Default Swaps		– 0	–	(68,692)			– 0	–	(68,692)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,170,159)			– 0	–	(1,170,159)
Credit Default Swaps		– 0	–	(1,696)			– 0	–	(1,696)
Inflation (CPI) Swaps		– 0	–	(50,510)			– 0	–	(50,510)

Total (b)		$89,501		$95,640,569			$2,625,633		$98,355,703

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities			Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/15		$14,375,830		$5,163,427			$16,470,297
Accrued discounts/(premiums)		(22,346)		2			(843)
Realized gain (loss)		(644,554)		(5,229)			(2,860)
Change in unrealized appreciation/depreciation		198,536		6,897			29,016
Purchases/Payups		3,182,338		1,573,000			– 0	–
Sales/Paydowns		(14,807,780)		(3,551,559)			(1,649,327)
Transfers in to Level 3		– 0	–	– 0	–		– 0	–
Transfers out of Level 3		– 0	–	(2,929,655)			(14,846,283)

Balance as of 5/31/16		$2,282,024		$256,883		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 5/31/16		$157,364		$(1,117)		$	– 0	–

	Common Stocks			Total Return Swaps		Total
Balance as of 8/31/15		$1,139,080		$ – 0	–		$37,148,634
Accrued discounts/(premiums)		– 0	–	– 0	–		(23,187)
Realized gain (loss)		(10,185)		– 0	–		(662,828)
Change in unrealized appreciation/depreciation		(39,080)		86,726			282,095
Purchases/Payups				– 0	–		4,755,338
Sales/Paydowns		(1,089,815)		– 0	–		(21,098,481)
Transfers in to Level 3		– 0	–	– 0	–		– 0	–
Transfers out of Level 3		– 0	–	– 0	–		(17,775,938	)(a)

Balance as of 5/31/16	$	– 0	–	$86,726			$2,625,633

Net change in unrealized appreciation/depreciation from investments held as of 5/31/16	$	– 0	–	$86,726			$242,973

(a)	An amount of $17,775,938 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

As of May 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the period ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)	Dividend Income (000)
$3,467	$263,649	$267,116	$0	$26

AB Pooling Portfolios

High-Yield Portfolio

Portfolio of Investments

May 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 73.6%
Industrial - 60.6%
Basic - 4.6%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	126	$97,650
Aleris International, Inc.
7.875%, 11/01/20		51	44,625
Anglo American Capital PLC
3.25%, 4/03/23 (a)	EUR	80	79,562
4.875%, 5/14/25 (a)	U.S.$	127	115,570
ArcelorMittal
5.125%, 6/01/20		48	48,720
6.125%, 6/01/18-6/01/25		468	486,756
8.00%, 10/15/39		98	92,610
Cliffs Natural Resources, Inc.
8.00%, 9/30/20 (a)		21	15,120
8.25%, 3/31/20 (a)		85	81,175
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		290	271,150
Freeport-McMoRan, Inc.
2.375%, 3/15/18		82	79,540
3.875%, 3/15/23		475	390,687
4.55%, 11/14/24		78	64,740
5.40%, 11/14/34		41	31,058
5.45%, 3/15/43		133	100,374
Huntsman International LLC
4.875%, 11/15/20		69	70,208
Jefferson Smurfit Corp./US
8.25%, 10/01/12 (b)(c)		166	83
Lundin Mining Corp.
7.875%, 11/01/22 (a)		28	28,770
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (d)(e)		171	8,550
Momentive Performance Materials, Inc.
3.88%, 10/24/21		121	96,800
8.875%, 10/15/20 (c)(f)(g)		121	0
Novelis, Inc.
8.75%, 12/15/20		135	140,062
Peabody Energy Corp.
6.00%, 11/15/18 (d)		390	53,625
10.00%, 3/15/22 (a)(d)		74	10,730
PQ Corp.
6.75%, 11/15/22 (a)		48	50,040
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (b)(c)		172	86
Steel Dynamics, Inc.
6.125%, 8/15/19		105	108,937
Teck Resources Ltd.
2.50%, 2/01/18		4	4,030
3.75%, 2/01/23		40	29,100
4.50%, 1/15/21		117	99,706
5.20%, 3/01/42		100	64,719
5.40%, 2/01/43		58	37,410
6.25%, 7/15/41		14	9,870
8.00%, 6/01/21 (a)		8	8,160

	Principal Amount (000)		U.S. $ Value
8.50%, 6/01/24(a)	U.S.$	10	$10,250
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		132	76,560
9.75%, 12/01/17		100	100,000
United States Steel Corp.
8.375%, 7/01/21 (a)		52	53,690
WR Grace & Co.-Conn
5.125%, 10/01/21 (a)		55	57,028

			3,117,751

Capital Goods - 4.5%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		28	23,240
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)		35	36,400
Apex Tool Group LLC
7.00%, 2/01/21 (a)		98	87,220
Ardagh Finance Holdings SA
8.625%, 6/15/19 (a)(h)		32	32,556
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (a)	EUR	45	52,492
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.625%, 5/15/23 (a)	U.S.$	60	59,700
6.00%, 6/30/21 (a)		170	167,450
7.25%, 5/15/24 (a)		10	10,200
Berry Plastics Corp.
5.125%, 7/15/23		33	32,753
6.00%, 10/15/22 (a)		38	39,045
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
6.00%, 6/15/17 (a)		45	45,000
Bombardier, Inc.
6.00%, 10/15/22 (a)		220	188,100
6.125%, 1/15/23 (a)		20	17,138
7.50%, 3/15/25 (a)		146	128,480
Clean Harbors, Inc.
5.125%, 6/01/21		99	99,990
EnPro Industries, Inc.
5.875%, 9/15/22		70	70,700
Gardner Denver, Inc.
6.875%, 8/15/21 (a)		76	65,170
GFL Environmental, Inc.
7.875%, 4/01/20 (a)		19	19,618
9.875%, 2/01/21 (a)		111	118,492
KLX, Inc.
5.875%, 12/01/22 (a)		104	102,440
Pactiv LLC
7.95%, 12/15/25		118	119,180

	Principal Amount (000)		U.S. $ Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
8.25%, 2/15/21	U.S.$	169	$175,557
9.00%, 4/15/19		150	153,000
9.875%, 8/15/19		100	103,875
Sealed Air Corp.
6.875%, 7/15/33 (a)		154	161,700
SPX FLOW, Inc.
6.875%, 9/01/17		80	83,300
Standard Industries, Inc./NJ
6.00%, 10/15/25 (a)		86	91,482
TA MFG. Ltd.
3.625%, 4/15/23 (a)	EUR	100	106,399
TransDigm, Inc.
6.375%, 6/15/26 (a)	U.S.$	311	311,389
6.50%, 7/15/24		24	24,480
United Rentals North America, Inc.
5.50%, 7/15/25		200	196,250
5.75%, 11/15/24		106	106,265

			3,029,061

Communications - Media - 9.1%
Altice Financing SA
6.625%, 2/15/23 (a)		429	428,464
7.50%, 5/15/26 (a)		200	199,500
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	75	117,316
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23	U.S.$	117	119,047
5.375%, 5/01/25 (a)		170	172,550
5.50%, 5/01/26 (a)		251	253,510
5.875%, 5/01/27 (a)		57	58,354
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		225	214,875
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		139	135,525
Series B
6.50%, 11/15/22		9	9,034
CSC Holdings LLC
5.25%, 6/01/24		96	86,400
7.625%, 7/15/18		148	160,580
DISH DBS Corp.
5.00%, 3/15/23		40	36,400
5.875%, 11/15/24		501	463,681
7.875%, 9/01/19		62	68,433
Hughes Satellite Systems Corp.
7.625%, 6/15/21		71	76,857
iHeartCommunications, Inc.
6.875%, 6/15/18		325	232,375
9.00%, 12/15/19-9/15/22		200	152,392
Intelsat Jackson Holdings SA
5.50%, 8/01/23		340	218,450
8.00%, 2/15/24 (a)		54	55,013

	Principal Amount (000)		U.S. $ Value
Intelsat Luxembourg SA
7.75%, 6/01/21	U.S.$	240	$71,400
Match Group, Inc.
6.375%, 6/01/24 (a)		26	26,520
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (a)		73	75,920
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		132	136,950
Neptune Finco Corp.
6.625%, 10/15/25 (a)		9	9,653
10.125%, 1/15/23 (a)		333	372,960
Nielsen Co. Luxembourg SARL (The)
5.50% NLSN, 10/01/21 (a)		67	69,680
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		148	151,330
Radio One, Inc.
7.375%, 4/15/22 (a)		106	101,230
9.25%, 2/15/20 (a)		135	116,775
RR Donnelley & Sons Co.
8.25%, 3/15/19		104	111,540
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		199	203,975
6.125%, 10/01/22		31	32,550
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		83	84,452
TEGNA, Inc.
4.875%, 9/15/21(a)		121	123,420
5.50%, 9/15/24(a)		14	14,455
Time, Inc.
5.75%, 4/15/22 (a)		253	240,824
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		107	110,344
Univision Communications, Inc.
5.125%, 2/15/25 (a)		285	282,862
UPCB Finance IV Ltd.
5.375%, 1/15/25 (a)		119	121,293
Videotron Ltd.
5.00%, 7/15/22		132	137,280
Virgin Media Finance PLC
4.875%, 2/15/22		8	6,880
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(h)		43	42,840
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 7/15/19		152	158,270
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		62	61,380

			6,123,539

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 8.6%
Altice Luxembourg SA
7.25%, 5/15/22 (a)	EUR	81	$91,702
7.75%, 5/15/22 (a)	U.S.$	132	135,217
CenturyLink, Inc.
Series T
5.80%, 3/15/22		71	68,515
Series W
6.75%, 12/01/23		89	86,775
Columbus International, Inc.
7.375%, 3/30/21 (a)		229	239,190
CommScope Technologies Finance LLC
6.00%, 6/15/25 (a)		42	42,735
CommScope, Inc.
5.00%, 6/15/21 (a)		74	75,110
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		102	101,490
8.25%, 10/15/23		174	163,995
Embarq Corp.
7.995%, 6/01/36		84	83,916
Frontier Communications Corp.
6.25%, 9/15/21		173	161,322
7.125%, 3/15/19-1/15/23		214	206,635
7.625%, 4/15/24		153	135,023
7.875%, 1/15/27		34	28,220
9.00%, 8/15/31		95	81,225
10.50%, 9/15/22 (a)		24	24,990
11.00%, 9/15/25 (a)		158	160,765
Level 3 Financing, Inc.
5.375%, 1/15/24		69	70,221
Numericable-SFR SA
6.00%, 5/15/22 (a)		283	281,726
6.25%, 5/15/24 (a)		135	131,288
7.375%, 5/01/26 (a)		185	186,619
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		144	147,240
SoftBank Group Corp.
4.50%, 4/15/20, TBA (a)		57	58,853
Sprint Capital Corp.
6.875%, 11/15/28		25	18,656
8.75%, 3/15/32		346	280,260
Sprint Communications, Inc.
6.00%, 11/15/22		113	84,750
9.00%, 11/15/18 (a)		249	264,874
Sprint Corp.
7.125%, 6/15/24		96	72,240
7.25%, 9/15/21		138	111,780
7.625%, 2/15/25		439	330,211
T-Mobile USA, Inc.
6.25%, 4/01/21		330	345,675
6.375%, 3/01/25		344	360,340
6.50%, 1/15/24-1/15/26		305	323,246
Telecom Italia Capital SA
6.375%, 11/15/33		111	110,168

	Principal Amount (000)		U.S. $ Value
7.20%, 7/18/36	U.S.$	88	$89,936
7.721%, 6/04/38		96	99,840
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		180	176,400
6.50%, 4/30/20 (a)		110	113,025
Windstream Services LLC
6.375%, 8/01/23		122	93,864
7.50%, 4/01/23		90	73,125
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		91	93,503
6.375%, 5/15/25		27	28,080

			5,832,745

Consumer Cyclical - Automotive - 1.3%
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		142	139,160
Dana Financing Luxembourg Sarl
6.50%, 6/01/26 (a)		69	68,827
Dana Holding Corp.
5.375% DAN, 9/15/21		68	69,955
Exide Technologies
Series AI
7.00%, 4/30/25 (b)(c)(h)(i)		269	192,418
11.00%, 4/30/20 (f)(h)		101	81,987
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		76	66,671
LKQ Corp.
4.75%, 5/15/23		76	74,670
Meritor, Inc.
7.875%, 3/01/26 (i)(j)		62	74,826
Titan International, Inc.
6.875%, 10/01/20		53	44,653
ZF North America Capital, Inc.
4.00%, 4/29/20 (a)		32	33,080

			846,247

Consumer Cyclical - Entertainment - 0.7%
AMC Entertainment, Inc.
5.75%, 6/15/25		86	85,355
Carlson Travel Holdings, Inc.
7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (a)(h)		104	100,620
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (a)		33	33,165
Pinnacle Entertainment, Inc.
5.625%, 5/01/24 (a)		103	100,682
Regal Entertainment Group
5.75%, 3/15/22-6/15/23		169	173,560

			493,382

Consumer Cyclical - Other - 3.7%
Beazer Homes USA, Inc.
5.75%, 6/15/19		92	83,030

	Principal Amount (000)		U.S. $ Value
Boyd Gaming Corp.
6.375%, 4/01/26 (a)	U.S.$	34	$35,020
Caesars Entertainment Operating Co., Inc.
9.00%, 2/15/20 (d)		39	36,465
10.00%, 12/15/18 (d)		217	83,545
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		92	92,690
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22		100	91,250
CalAtlantic Group, Inc.
5.875%, 11/15/24		26	27,430
DR Horton, Inc.
4.00%, 2/15/20		132	136,290
Eldorado Resorts, Inc.
7.00%, 8/01/23		61	63,745
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21		17	17,425
5.375%, 4/15/26		25	26,063
International Game Technology PLC
6.25%, 2/15/22 (a)		158	160,765
6.50%, 2/15/25 (a)		250	250,000
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		118	86,140
KB Home
4.75%, 5/15/19		77	76,807
7.00%, 12/15/21		66	66,660
7.50%, 9/15/22		35	35,700
MDC Holdings, Inc.
5.50%, 1/15/24		12	11,820
6.00%, 1/15/43		101	77,770
Meritage Homes Corp.
6.00%, 6/01/25		168	171,360
7.00%, 4/01/22		11	11,908
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.
5.625%, 5/01/24 (a)		20	21,000
MGM Resorts International
6.625%, 12/15/21		96	103,560
PulteGroup, Inc.
6.00%, 2/15/35		147	144,795
6.375%, 5/15/33		23	23,345
7.875%, 6/15/32		32	36,000
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		21	21,105
6.125%, 4/01/25 (a)		164	164,000
Studio City Finance Ltd.
8.50%, 12/01/20 (a)		75	74,783
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (a)		57	55,860
5.875%, 4/15/23 (a)		67	67,502

	Principal Amount (000)		U.S. $ Value
Toll Brothers Finance Corp.
4.00%, 12/31/18	U.S.$	41	$42,537
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		57	57,784
5.50%, 3/01/25 (a)		60	57,900

			2,512,054

Consumer Cyclical - Restaurants - 0.5%
1011778 BC ULC/New Red Finance, Inc.
6.00%, 4/01/22 (a)		110	113,988
Pizzaexpress Financing 1 PLC
8.625%, 8/01/22 (a)	GBP	3	4,258
Pizzaexpress Financing 2 PLC
6.625%, 8/01/21 (a)		7	10,114
Stonegate Pub Co. Financing PLC
5.75%, 4/15/19 (a)		130	188,285

			316,645

Consumer Cyclical - Retailers - 2.4%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)	U.S.$	105	90,956
Argos Merger Sub, Inc.
7.125%, 3/15/23 (a)		178	180,225
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	130	178,363
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	144	146,160
Dollar Tree, Inc.
5.75%, 3/01/23 (a)		102	107,737
Group 1 Automotive, Inc.
5.00%, 6/01/22		108	107,460
L Brands, Inc.
6.875%, 11/01/35		98	103,390
8.50%, 6/15/19		216	251,100
Levi Strauss & Co.
5.00%, 5/01/25		71	71,089
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(h)		67	47,068
Party City Holdings, Inc.
6.125%, 8/15/23 (a)		68	69,360
Rite Aid Corp.
6.125%, 4/01/23 (a)		208	219,960
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25		59	61,729

			1,634,597

Consumer Non-Cyclical - 11.0%
Acadia Healthcare Co., Inc.
6.50%, 3/01/24 (a)		14	14,529
Air Medical Merger Sub Corp.
6.375%, 5/15/23 (a)		151	147,602

	Principal Amount (000)		U.S. $ Value
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.625%, 6/15/24 (a)	U.S.$	68	$69,615
Alere, Inc.
6.375%, 7/01/23 (a)		20	20,858
Amsurg Corp.
5.625%, 7/15/22		65	65,975
Aramark Services, Inc.
5.125%, 1/15/24		17	17,638
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (a)(h)		193	141,855
9.25%, 2/15/19 (a)		88	82,500
Boparan Finance PLC
5.25%, 7/15/19 (a)	GBP	21	30,012
5.50%, 7/15/21 (a)		25	33,855
Care UK Health & Social Care PLC
5.588%, 7/15/19 (a)(k)		33	39,790
Cerberus Nightingale 1 SARL
8.25%, 2/01/20 (a)	EUR	92	106,049
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	377	323,990
Concordia Healthcare Corp.
7.00%, 4/15/23 (a)		16	14,860
9.50%, 10/21/22 (a)		66	65,835
Constellation Brands, Inc.
3.75%, 5/01/21		138	142,830
DaVita HealthCare Partners, Inc.
5.00%, 5/01/25		136	134,810
Endo Finance LLC
5.75%, 1/15/22 (a)		59	52,953
Endo Finance LLC/Endo Finco, Inc.
7.75%, 1/15/22 (a)		25	23,188
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (a)		310	270,879
Envision Healthcare Corp.
5.125%, 7/01/22 (a)		147	147,368
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		277	262,457
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	15	21,562
HCA, Inc.
4.25%, 10/15/19	U.S.$	457	474,137
5.375%, 2/01/25		123	124,845
5.875%, 2/15/26		285	294,975
6.50%, 2/15/20		155	170,500
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		19	19,428
Horizon Pharma Financing, Inc.
6.625%, 5/01/23		114	105,450
HRG Group, Inc.
7.875%, 7/15/19		124	130,820

	Principal Amount (000)		U.S. $ Value
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	U.S.$	141	$135,360
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		207	206,482
Mallinckrodt International Finance SA
3.50%, 4/15/18		70	68,075
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		94	84,835
5.625%, 10/15/23 (a)		88	82,720
5.75%, 8/01/22 (a)		89	84,105
Manitowoc Foodservice, Inc.
9.50%, 2/15/24 (a)		17	18,700
MEDNAX, Inc.
5.25%, 12/01/23 (a)		26	26,601
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (a)		49	53,410
7.125%, 6/01/24 (a)		63	64,733
NBTY, Inc.
7.625%, 5/15/21 (a)		138	140,760
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.875%, 1/15/24 (a)		26	27,300
Post Holdings, Inc.
7.375%, 2/15/22		198	209,137
8.00%, 7/15/25 (a)		47	52,170
R&R Ice Cream PLC
5.50%, 5/15/20 (a)	GBP	58	86,146
RSI Home Products, Inc.
6.50%, 3/15/23 (a)	U.S.$	242	249,260
Smithfield Foods, Inc.
5.25%, 8/01/18(a)		174	175,957
5.875% SFD, 8/01/21 (a)		132	137,610
Spectrum Brands, Inc.
6.125%, 12/15/24		32	33,840
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		144	139,320
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	64	74,948
Tenet Healthcare Corp.
5.50%, 3/01/19	U.S.$	118	115,345
6.875%, 11/15/31		267	216,270
8.00%, 8/01/20		274	279,994
8.125%, 4/01/22		118	118,738
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (a)		185	153,550
5.875%, 5/15/23 (a)		315	265,387
6.125%, 4/15/25 (a)		547	457,429
6.75%, 8/15/18 (a)		104	101,660
Vizient, Inc.
10.375%, 3/01/24 (a)		25	26,750

			7,437,757

	Principal Amount (000)		U.S. $ Value
Energy - 7.4%
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	94	$90,005
5.625%, 6/01/23		28	27,300
Berry Petroleum Co. LLC
6.50%, 9/15/22 (d)		268	64,320
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22 (d)		119	16,363
California Resources Corp.
5.00%, 1/15/20		25	13,500
5.50%, 9/15/21		18	9,720
6.00%, 11/15/24		25	13,531
8.00%, 12/15/22 (a)		129	94,170
Cenovus Energy, Inc.
3.00%, 8/15/22		12	10,682
3.80%, 9/15/23		5	4,460
4.45%, 9/15/42		80	58,790
5.70%, 10/15/19		33	33,763
6.75%, 11/15/39		3	2,883
Chaparral Energy, Inc.
7.625%, 11/15/22 (b)(d)		103	48,667
CHC Helicopter SA
9.25%, 10/15/20 (d)		392	173,239
9.375%, 6/01/21 (d)		25	2,100
Chesapeake Energy Corp.
3.878% (LIBOR 3 Month + 3.25%), 4/15/19 (k)		89	65,359
6.875%, 11/15/20		232	151,960
7.25%, 12/15/18		14	11,935
Cobalt International Energy, Inc.
2.625%, 12/01/19 (i)		114	47,595
Concho Resources, Inc.
5.50%, 4/01/23		70	70,000
Continental Resources, Inc./OK
3.80%, 6/01/24		7	6,108
4.50%, 4/15/23		30	27,319
4.90%, 6/01/44		72	59,220
5.00%, 9/15/22		71	67,095
DCP Midstream Operating LP
3.875%, 3/15/23		15	13,313
5.60%, 4/01/44		75	61,687
Denbury Resources, Inc.
4.625%, 7/15/23		45	30,375
5.50%, 5/01/22		52	36,920
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		52	37,147
Energy Transfer Equity LP
5.875%, 1/15/24		287	266,192
Energy XXI Gulf Coast, Inc.
6.875%, 3/15/24 (d)		174	10,440
7.75%, 6/15/19 (d)		35	2,100
Ensco PLC
5.20%, 3/15/25		189	125,590
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		18	9,180

	Principal Amount (000)		U.S. $ Value
7.75%, 9/01/22	U.S.$	71	$37,275
9.375%, 5/01/20		151	97,017
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		250	204,375
7.00%, 6/15/23		33	26,978
Gulfport Energy Corp.
6.625%, 5/01/23		42	41,265
Halcon Resources Corp.
13.00%, 2/15/22 (a)		9	4,928
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (a)		30	28,950
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		143	86,515
Laredo Petroleum, Inc.
5.625%, 1/15/22		19	17,765
7.375%, 5/01/22		20	20,125
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (d)		290	46,400
Murphy Oil Corp.
6.125%, 12/01/42		58	49,784
Newfield Exploration Co.
5.375%, 1/01/26		76	74,124
Noble Holding International Ltd.
6.95%, 4/01/25 (j)		53	38,823
7.95%, 4/01/45		72	47,520
Oasis Petroleum, Inc.
6.50%, 11/01/21		8	7,220
6.875%, 3/15/22-1/15/23		101	92,693
Pacific Drilling SA
5.375%, 6/01/20 (a)		141	46,178
Paragon Offshore PLC
6.75%, 7/15/22 (a)(d)		70	19,075
7.25%, 8/15/24 (a)(d)		231	62,947
PHI, Inc.
5.25%, 3/15/19		233	213,195
Precision Drilling Corp.
6.50%, 12/15/21		79	67,545
QEP Resources, Inc.
5.375%, 10/01/22		98	91,140
Range Resources Corp.
4.875%, 5/15/25		114	107,730
Rowan Cos., Inc.
5.85%, 1/15/44		97	60,867
Sabine Oil & Gas Corp.
7.25%, 6/15/19 (d)		109	2,725
Sabine Pass Liquefaction LLC
5.625%, 2/01/21(j)		300	306,375
6.25%, 3/15/22		165	168,712
SandRidge Energy, Inc.
7.50%, 2/15/23 (d)		83	5,188
8.125% SD, 10/15/22		125	7,500
8.75%, 6/01/20 (a)		50	19,750
SM Energy Co.
5.00%, 1/15/24		40	34,204
5.625%, 6/01/25		24	20,640

	Principal Amount (000)		U.S. $ Value
Southern Star Central Corp.
5.125%, 7/15/22 (a)	U.S.$	100	$96,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23		149	133,355
Tervita Corp.
8.00%, 11/15/18 (a)		143	125,661
10.875%, 2/15/18 (a)		376	75,200
Transocean, Inc.
4.30%, 10/15/22(l)		44	27,720
6.50%, 11/15/20		9	6,953
6.80%, 3/15/38		265	156,350
Vantage Drilling International
7.50%, 11/01/19 (b)(c)(g)		127	0
10.00%, 12/31/20		3	2,850
10.00%, 12/31/20 (b)		4	3,800
W&T Offshore, Inc.
8.50%, 6/15/19		77	17,325
Weatherford International Ltd./Bermuda
5.95%, 4/15/42		22	14,025
6.50%, 8/01/36		73	47,267
7.00%, 3/15/38		92	61,640
Whiting Petroleum Corp.
1.25%, 4/01/20 (a)(i)		78	59,280
5.00%, 3/15/19		25	22,500
5.75%, 3/15/21		55	46,612
6.25%, 4/01/23		78	64,350
WPX Energy, Inc.
5.25%, 9/15/24		64	55,680
6.00%, 1/15/22		42	37,800
8.25%, 8/01/23		20	19,550

			4,992,474

Other Industrial - 1.2%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		44	37,070
B456 Systems, Inc.
3.75%, 4/15/16 (b)(g)(i)		71	710
Belden, Inc.
5.50%, 4/15/23 (a)	EUR	21	23,868
General Cable Corp.
4.50%, 11/15/29 (i)(l)	U.S.$	84	50,400
5.75%, 10/01/22		103	96,305
Laureate Education, Inc.
10.00%, 9/01/19 (a)		260	239,200
Modular Space Corp.
10.25%, 1/31/19 (a)		81	41,108
New Enterprise Stone & Lime Co., Inc.
5.00% (7.00% Cash and 6.00% PIK), 3/15/18 (h)		110	112,960
11.00%, 9/01/18		141	126,900

	Principal Amount (000)		U.S. $ Value
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	U.S.$	106	$107,060

			835,581

Services - 1.4%
ADT Corp. (The)
3.50%, 7/15/22		64	58,720
4.125%, 6/15/23		242	225,060
APX Group, Inc.
6.375%, 12/01/19		28	27,720
7.875%, 12/01/22 (a)		58	58,290
8.75%, 12/01/20		41	37,310
Geo Debt Finance SCA
7.50%, 8/01/18 (a)	EUR	80	86,164
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.
7.75%, 6/01/24 (a)	U.S.$	101	101,252
IHS, Inc.
5.00%, 11/01/22		63	65,520
Mobile Mini, Inc.
7.875%, 12/01/20		81	84,240
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		208	216,840

			961,116

Technology - 3.2%
Alcatel-Lucent USA, Inc.
6.45%, 3/15/29		105	111,300
Avaya, Inc.
7.00%, 4/01/19 (a)		153	110,925
10.50%, 3/01/21 (a)		130	36,725
Blackboard, Inc.
7.75%, 11/15/19 (a)		41	32,595
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		233	171,837
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		66	66,165
Dell, Inc.
5.875%, 6/15/19		142	148,745
6.50%, 4/15/38		147	117,012
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)		86	84,711
Ensemble S Merger Sub, Inc.
9.00%, 9/30/23 (a)		59	59,074
First Data Corp.
5.00%, 1/15/24 (a)		160	159,899
7.00%, 12/01/23 (a)		100	101,375
Goodman Networks, Inc.
12.125%, 7/01/18		205	97,887

	Principal Amount (000)		U.S. $ Value
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(h)	U.S.$	85	$70,966
Infor US, Inc.
6.50%, 5/15/22		143	131,202
Iron Mountain Europe PLC
6.125%, 9/15/22 (a)	GBP	75	111,885
Iron Mountain, Inc.
4.375%, 6/01/21 (a)	U.S.$	70	69,825
Micron Technology, Inc.
5.25%, 8/01/23 (a)		30	25,425
5.50%, 2/01/25		164	137,350
Nokia Oyj
6.625%, 5/15/39		39	41,438
Open Text Corp.
5.625%, 1/15/23 (a)		34	34,255
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		9	9,191
5.375%, 4/15/23 (a)		43	43,968
Sanmina Corp.
4.375%, 6/01/19 (a)		100	102,000
Western Digital Corp.
10.50%, 4/01/24 (a)		101	104,535

			2,180,290

Transportation - Airlines - 0.1%
Air Canada
8.75%, 4/01/20 (a)		78	84,045

Transportation - Services - 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		45	39,488
6.375%, 4/01/24 (a)		86	82,560
CEVA Group PLC
9.00%, 9/01/21 (a)		75	62,625
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	24	28,159
Hertz Corp. (The)
5.875%, 10/15/20	U.S.$	121	122,664
7.50%, 10/15/18		82	83,287
XPO CNW, Inc.
6.70%, 5/01/34		98	67,620
7.25%, 1/15/18		33	33,743
XPO Logistics, Inc.
6.50%, 6/15/22 (a)		88	84,480

			604,626

			41,001,910

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 10.0%
Banking - 5.1%
Ally Financial, Inc.
4.125%, 3/30/20	U.S.$	331	$332,655
4.75%, 9/10/18		168	172,620
8.00%, 12/31/18-11/01/31		283	318,995
Bank of America Corp.
Series AA
6.10%, 3/17/25 (m)		54	55,299
Bank of Ireland
10.00%, 7/30/16 (a)	EUR	104	117,162
Barclays Bank PLC
6.86%, 6/15/32 (a)(m)	U.S.$	20	22,992
7.75%, 4/10/23		239	253,340
BBVA International Preferred SAU
1.415%, 9/22/16 (k)(m)	EUR	29	29,124
Citigroup, Inc.
5.95%, 1/30/23 (m)	U.S.$	142	142,133
Countrywide Capital III
Series B
8.05%, 6/15/27		159	198,122
Credit Agricole SA
7.589%, 1/30/20 (m)	GBP	100	156,060
Credit Suisse Group AG
7.50%, 12/11/23 (a)(m)	U.S.$	282	290,460
Danske Bank A/S
5.684%, 2/15/17 (m)	GBP	80	117,027
HT1 Funding GmbH
6.352%, 6/30/17 (m)	EUR	218	245,134
ING Groep NV
6.00%, 4/16/20 (m)	U.S.$	19	18,383
6.50%, 4/16/25 (m)		34	31,790
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		200	189,638
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(m)		40	43,900
RBS Capital Trust C
Series 385
1.442%, 7/12/16 (k)(m)	EUR	96	106,814
Royal Bank of Scotland Group PLC
8.00%, 8/10/25 (m)	U.S.$	110	108,212
Series U
7.64%, 9/30/17 (m)		200	192,500
Societe Generale SA
5.922%, 4/05/17 (a)(m)		132	133,650
8.00%, 9/29/25 (a)(m)		108	108,000
Zions Bancorporation
5.65%, 11/15/23		38	38,475

			3,422,485

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (g)(n)		1,453	112,608

Finance - 3.7%
AerCap Aviation Solutions BV
6.375%, 5/30/17		100	103,375

	Principal Amount (000)		U.S. $ Value
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a)(h)	U.S.$	125	$18,801
CIT Group, Inc.
5.50%, 2/15/19 (a)		592	618,640
Creditcorp
12.00%, 7/15/18 (a)		94	47,940
Enova International, Inc.
9.75%, 6/01/21		190	145,350
International Lease Finance Corp.
5.875%, 4/01/19		130	138,937
8.25%, 12/15/20		167	196,434
8.75%, 3/15/17		37	38,758
8.875%, 9/01/17		181	193,670
Navient Corp.
4.625%, 9/25/17		124	126,480
4.875%, 6/17/19		303	296,182
5.00%, 10/26/20		132	123,420
6.125%, 3/25/24		9	7,928
7.25%, 1/25/22		9	8,663
8.00%, 3/25/20		255	262,012
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		263	202,510

			2,529,100

Insurance - 0.3%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		189	208,845

Other Finance - 0.6%
CNG Holdings, Inc.
9.375%, 5/15/20 (a)		85	43,987
iPayment, Inc.
9.50%, 12/15/19 (a)		4	4,440
Series AI
9.50%, 12/15/19		188	188,444
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	88	106,089
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)	U.S.$	137	54,115

			397,075

REITS - 0.1%
FelCor Lodging LP
6.00%, 6/01/25		78	80,535
VEREIT Operating Partnership LP
4.875%, 6/01/26		20	20,425

			100,960

			6,771,073

Utility - 3.0%
Electric - 3.0%
AES Corp./VA
4.875%, 5/15/23		166	163,925

	Principal Amount (000)		U.S. $ Value
7.375%, 7/01/21	U.S.$	165	$188,100
Calpine Corp.
5.75%, 1/15/25		274	265,095
7.875%, 1/15/23 (a)		25	26,594
ContourGlobal Power Holdings SA
7.125%, 6/01/19 (a)		160	160,800
DPL, Inc.
6.75%, 10/01/19		66	67,650
Dynegy, Inc.
6.75%, 11/01/19		99	99,247
7.375%, 11/01/22		163	157,295
7.625%, 11/01/24		23	22,080
FirstEnergy Corp.
Series C
7.375%, 11/15/31		127	154,883
GenOn Energy, Inc.
7.875%, 6/15/17		123	103,627
NRG Energy, Inc.
6.25%, 7/15/22		35	34,377
7.875%, 5/15/21		117	121,387
Series WI
6.25%, 5/01/24		99	96,247
Talen Energy Supply LLC
4.60%, 12/15/21		91	65,975
6.50%, 5/01/18-6/01/25		85	81,450
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)(o)		201	62,310
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (a)	EUR	114	134,928

			2,005,970

Total Corporates - Non-Investment Grade (cost $51,546,058)			49,778,953

CORPORATES - INVESTMENT GRADE - 4.7%
Financial Institutions - 2.2%
Banking - 1.1%
BPCE SA
5.70%, 10/22/23 (a)	U.S.$	282	300,785
HSBC Capital Funding Dollar1 LP
10.176%, 6/30/30 (a)(m)		64	93,559
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23 (m)		125	122,969
Series V
5.00%, 7/01/19 (m)		19	18,359
Santander UK PLC
5.00%, 11/07/23 (a)		100	104,179
Standard Chartered PLC
5.20%, 1/26/24 (a)		69	73,100
Wells Fargo & Co.
Series S
5.90%, 6/15/24 (m)		34	35,275

			748,226

	Principal Amount (000)		U.S. $ Value
Brokerage - 0.1%
GFI Group, Inc.
8.375%, 7/19/18	U.S.$	98	$104,003

Insurance - 0.8%
MetLife, Inc.
Series C
5.25%, 6/15/20 (m)		37	37,000
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		86	127,962
Progressive Corp. (The)
6.70%, 6/15/37		132	121,440
Prudential Financial, Inc.
5.625%, 6/15/43		200	210,760
XLIT Ltd.
Series E
6.50%, 4/15/17 (m)		29	20,481

			517,643

REITS - 0.2%
EPR Properties
7.75%, 7/15/20		111	128,155

			1,498,027

Industrial - 2.1%
Basic - 0.1%
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (a)		10	8,113
Glencore Funding LLC
2.125%, 4/16/18 (a)		4	3,880
4.00%, 4/16/25 (a)		11	9,130
4.625%, 4/29/24 (a)		21	18,480

			39,603

Capital Goods - 0.2%
General Electric Co.
Series D
5.00%, 1/21/21 (m)		158	165,505

Communications - Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25 (a)		91	97,336

Communications - Telecommunications - 0.3%
Qwest Corp.
6.75%, 12/01/21		158	169,455
6.875%, 9/15/33		38	37,266

			206,721

Consumer Cyclical - Other - 0.1%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		94	98,700

	Principal Amount (000)		U.S. $ Value
Energy - 0.8%
Devon Energy Corp.
5.00%, 6/15/45	U.S.$	36	$30,484
5.60%, 7/15/41		19	16,654
7.95%, 4/15/32		17	18,298
Devon Financing Co. LLC
7.875%, 9/30/31		11	11,776
Kinder Morgan, Inc./DE
5.55%, 6/01/45		39	35,921
Series G
7.75%, 1/15/32		39	42,192
Marathon Oil Corp.
5.20%, 6/01/45		39	32,760
6.60%, 10/01/37		49	46,916
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		5	4,703
5.00%, 10/01/22		35	34,358
5.50%, 4/15/23		95	92,922
Williams Partners LP
3.35%, 8/15/22		108	93,212
5.10%, 9/15/45		60	48,504

			508,700

Technology - 0.5%
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)		109	104,279
Micron Technology, Inc.
7.50%, 9/15/23 (a)		49	51,450
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25		64	51,008
4.875%, 6/01/27 (a)		21	14,805
Western Digital Corp.
7.375%, 4/01/23 (a)		99	102,960

			324,502

			1,441,067

Utility - 0.4%
Electric - 0.1%
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		99	80,161

Natural Gas - 0.3%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		150	155,138

			235,299

Total Corporates - Investment Grade (cost $3,005,269)			3,174,393

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 4.3%
Industrial - 4.1%
Basic - 0.4%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
4.25% (LIBOR 1 Month + 3.25%), 6/30/19 (k)	U.S.$	134	$125,037
Ineos US Finance LLC
4.25% (LIBOR 1 Month + 3.25%), 3/31/22 (k)		137	137,022
Magnetation LLC
12.00%, 7/07/16 (b)(c)(h)		206	41,110

			303,169

Consumer Cyclical - Automotive - 0.3%
CS Intermediate Holdco 2 LLC
4.00% (LIBOR 3 Month + 3.00%), 4/04/21 (k)		87	87,015
Navistar, Inc.
6.50% (LIBOR 3 Month + 5.50%), 8/07/20 (k)		110	104,271

			191,286

Consumer Cyclical - Entertainment - 0.5%
ClubCorp Club Operations, Inc.
4.25% (LIBOR 3 Month + 3.25%), 12/15/22 (k)		136	136,756
Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.)
4.00% (LIBOR 3 Month + 3.25%), 5/14/20 (k)		67	67,057
Station Casinos LLC
4.00% (LIBOR 1 Month + 3.50%), 5/25/23 (k)(p)		71	71,518
4.25% (LIBOR 1 Month + 3.25%), 3/02/20 (k)		87	86,716

			362,047

Consumer Cyclical - Other - 0.6%
Beazer Homes USA, Inc.
6.406% (LIBOR 3 Month + 5.50%), 3/11/18 (k)		20	19,618
CityCenter Holdings LLC
4.25% (LIBOR 1 Month + 3.25%), 10/16/20 (k)		193	193,470
La Quinta Intermediate Holdings L.L.C.
3.75% (LIBOR 3 Month + 2.75%), 4/14/21 (k)		117	115,274
Scientific Games International, Inc.
6.00% (LIBOR 1 Month + 5.00%), 10/01/21 (k)		71	70,355

			398,717

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.7%
Harbor Freight Tools USA, Inc.
4.75% (LIBOR 1 Month + 3.75%), 7/26/19 (k)	U.S.$	113	$113,980
J.C. Penney Corporation, Inc.
6.00% (LIBOR 3 Month + 5.00%), 5/22/18 (k)		134	134,117
Petco Animal Supplies, Inc.
5.75% (LIBOR 3 Month + 4.75%), 1/26/23 (k)		202	202,899

			450,996

Consumer Non-Cyclical - 0.5%
Air Medical Group Holdings, Inc.
4.25% (LIBOR 3 Month + 3.25%), 4/28/22 (k)		62	61,381
DJO Finance LLC
4.25% (LIBOR 1 Month + 3.25%), 6/08/20 (k)		67	65,804
Grifols Worldwide Operations Limited
3.454% (LIBOR 1 Month + 3.00%), 2/27/21 (k)		52	51,892
Immucor, Inc. (fka IVD Acquisition Corporation)
5.00% (LIBOR 3 Month + 3.75%), 8/19/18 (k)		66	62,547
Mallinckrodt International Finance S.A.
3.50% (LIBOR 3 Month + 2.75%), 3/19/21 (k)		79	78,172

			319,796

Other Industrial - 0.5%
Gardner Denver, Inc.
4.25% (LIBOR 3 Month + 3.25%), 7/30/20 (k)		77	71,461
Gates Global LLC
4.25% (LIBOR 3 Month + 3.25%), 7/06/21 (k)		52	50,728
Sedgwick Claims Management Services, Inc.
3.75% (LIBOR 3 Month + 2.75%), 3/01/21 (k)		66	64,895
Travelport Finance (Luxembourg) S.Ã r.l.
5.75% (LIBOR 3 Month + 4.75%), 9/02/21 (k)		110	110,033
Unifrax Holding Co.
4.50% (EURIBOR 3 Month + 3.50%), 11/28/18 (k)	EUR	63	65,423

			362,540

	Principal Amount (000)		U.S. $ Value
Technology - 0.6%
Avago Technologies Cayman Holdings Ltd.
4.25% (LIBOR 1 Month + 3.50%), 2/01/23 (k)	U.S.$	66	$66,210
BMC Software Finance, Inc.
5.00% (LIBOR 3 Month + 4.00%), 9/10/20 (k)		96	85,629
Smart Modular Technologies (Global), Inc.
8.25% (LIBOR 3 Month + 7.00%), 8/26/17 (b)(k)		75	54,049
Solera, LLC (Solera Finance, Inc.)
5.75% (LIBOR 3 Month + 4.75%), 3/03/23 (k)		169	170,009

			375,897

			2,764,448

Financial Institutions - 0.2%
Finance - 0.2%
Delos Finance S.Ã r.l.
3.50% (LIBOR 3 Month + 2.75%), 3/06/21 (k)		151	151,050

Total Bank Loans (cost $3,106,403)			2,915,498

	Shares
COMMON STOCKS - 2.1%
Consumer Discretionary - 0.9%
Auto Components - 0.0%
Exide Technologies (c)(f)(g)		5,227	17,092

Automobiles - 0.1%
General Motors Co.		2,960	92,589

Hotels, Restaurants & Leisure - 0.4%
Eldorado Resorts, Inc. (g)		5,287	78,776
International Game Technology PLC		4,800	91,008
Las Vegas Sands Corp.		1,514	70,008

			239,792

Household Durables - 0.2%
Hovnanian Enterprises, Inc. - Class A (g)		9,347	17,759
MDC Holdings, Inc.		2,444	56,799
Taylor Morrison Home Corp. - Class A (g)		4,000	59,600

			134,158

Media - 0.2%
Clear Channel Outdoor Holdings, Inc. - Class A		8,500	54,655
DISH Network Corp. - Class A (g)		710	35,429
Townsquare Media, Inc. - Class A (g)		7,030	62,075

			152,159

			635,790

Company	Shares	U.S. $ Value
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. (g)	6,097	$26,156
EP Energy Corp. - Class A (g)	6,839	38,640
Triangle Petroleum Corp. (g)	9,070	1,406
Vantage Drilling Int-unit (b)(g)	228	19,380
Whiting Petroleum Corp. (g)	3,826	47,251

		132,833

Financials - 0.1%
Diversified Financial Services - 0.1%
iPayment, Inc. (b)(c)(g)	11,832	39,046

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. (g)	2,244	30,159
LifePoint Health, Inc. (g)	1,159	76,830
Quorum Health Corp. (g)	511	6,771

		113,760

Industrials - 0.2%
Building Products - 0.1%
Nortek, Inc. (g)	1,298	63,952

Machinery - 0.1%
Navistar International Corp. (g)	5,666	63,743

Road & Rail - 0.0%
Avis Budget Group, Inc. (g)	1,475	44,250

		171,945

Information Technology - 0.2%
IT Services - 0.1%
Travelport Worldwide Ltd.	4,762	63,049

Technology Hardware, Storage & Peripherals - 0.1%
EMC Corp./MA	2,988	83,514

		146,563

Materials - 0.3%
Chemicals - 0.1%
LyondellBasell Industries NV - Class A	496	40,355

Metals & Mining - 0.2%
ArcelorMittal (New York) (g)	6,065	29,476
Neenah Enterprises, Inc. (b)(c)(g)	15,377	135,471

		164,947

		205,302

Total Common Stocks (cost $1,535,002)		1,445,239

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 1.6%
Financial Institutions - 1.4%
Banking - 0.2%
GMAC Capital Trust I
6.411%		1,950	$48,838
US Bancorp
Series F
6.50%		3,700	112,073

			160,911

REITS - 1.2%
Sovereign Real Estate Investment Trust
12.00% (a)		624	792,480

			953,391

Industrial - 0.1%
Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625%		1,355	8,144

Energy - 0.1%
Halcon Resources Corp.
5.75%		168	7,728
Sanchez Energy Corp.
4.875%		2,750	67,375
SandRidge Energy, Inc.
8.50%		1,200	144

			75,247

			83,391

Utility - 0.1%
Electric - 0.1%
SCE Trust III
5.75%		1,450	42,847

Total Preferred Stocks (cost $1,288,622)			1,079,629

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 1.2%
Industrial - 1.2%
Capital Goods - 0.4%
Cemex SAB de CV
5.70%, 1/11/25 (a)	U.S.$	270	255,150

Communications - Telecommunications - 0.2%
Digicel Ltd.
6.75%, 3/01/23 (a)		125	110,000

Consumer Cyclical - Retailers - 0.0%
Edcon Ltd.
9.50%, 3/01/18 (d)(e)	EUR	81	26,632

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.6%
Arcelik AS
5.00%, 4/03/23 (a)	U.S.$	98	$94,325
Cosan Luxembourg SA
5.00%, 3/14/23 (a)		170	153,212
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(b)(d)(h)		20	1,968
USJ Acucar e Alcool SA
9.875%, 11/09/21 (a)(h)		200	130,000
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (d)(e)		330	16,500

			396,005

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		32	31,225

Total Emerging Markets - Corporate Bonds (cost $1,364,503)			819,012

ASSET-BACKED SECURITIES - 1.0%
Home Equity Loans - Floating Rate - 0.5%
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36 (k)		300	158,339
Lehman XS Trust
Series 2007-6, Class 3A5
5.72%, 5/25/37 (j)		169	220,465

			378,804

Home Equity Loans - Fixed Rate - 0.3%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35		197	195,581

Other ABS - Fixed Rate - 0.2%
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (a)		55	55,132
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)		65	65,075

			120,207

Total Asset-Backed Securities (cost $597,089)			694,592

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
Risk Share Floating Rate - 0.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.696% (LIBOR 1 Month + 4.25%), 11/25/23 (k)		130	131,252

	Principal Amount (000)		U.S. $ Value
Series 2014-DN1, Class M3
4.946% (LIBOR 1 Month + 4.50%), 2/25/24 (k)	U.S.$	125	$128,311
Series 2014-HQ2, Class M3
4.196% (LIBOR 1 Month + 3.75%), 9/25/24 (k)		185	177,529
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
4.846% (LIBOR 1 Month + 4.40%), 1/25/24 (k)		93	94,225
Series 2015-C03, Class 1M2
5.446% (LIBOR 1 Month + 5.00%), 7/25/25 (k)		25	25,542
Series 2015-C03, Class 2M2
5.446% (LIBOR 1 Month + 5.00%), 7/25/25 (k)		10	10,148

			567,007

Non-Agency Fixed Rate - 0.1%
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		49	41,994

Total Collateralized Mortgage Obligations (cost $612,615)			609,001

GOVERNMENTS - TREASURIES - 0.8%
United States - 0.8%
U.S. Treasury Bonds
3.125%, 11/15/41 (q) (cost $461,905)		464	515,069

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Non-Agency Fixed Rate CMBS - 0.7%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		42	42,376
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ
5.484%, 2/15/40		360	361,856
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		71	70,270

Total Commercial Mortgage-Backed Securities (cost $463,697)			474,502

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.6%
United States - 0.6%
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47		20	19,710
State of California
Series 2010
7.60%, 11/01/40		85	133,261
7.95%, 3/01/36		185	222,381

	Principal Amount (000)		U.S. $ Value
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	U.S.$	45	$43,383

Total Local Governments - Municipal Bonds (cost $317,033)			418,735

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Brazil - 0.2%
Petrobras Global Finance BV
6.75%, 1/27/41		193	138,902

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		42	33,810

Dominican Republic - 0.2%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (a)		132	130,773

Total Governments - Sovereign Agencies (cost $288,988)			303,485

EMERGING MARKETS - SOVEREIGNS - 0.1%
Venezuela - 0.1%
Venezuela Government International Bond
9.25%, 9/15/27 (cost $100,765)		114	48,165

	Shares
WARRANTS - 0.1%
FairPoint Communications, Inc., expiring 1/24/18 (b)(g)		3,340	50
iPayment Holdings, Inc., expiring 12/29/22 (b)(c)(g)		61,849	32,780

Total Warrants (cost $20,746)			32,830

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P Oil & Gas Exploration Expiration: Jun 2016, Exercise Price: $ 37.00 (g)(r)		234	11,583

Options on Equities - 0.0%
Valeant Pharmaceuticals International, Inc. Expiration: Jun 2016, Exercise Price: $ 65.00 (g)(r)		50	100

Total Options Purchased - Calls (premiums paid $15,292)			11,683

Company	Contracts		U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust Expiration: Jun 2016, Exercise Price: $ 200.00 (g)(r)		85	$2,890
SPDR S&P 500 ETF Trust Expiration: Jun 2016, Exercise Price: $ 196.00 (g)(r)		165	2,722
SPDR S&P 500 ETF Trust Expiration: Jun 2016, Exercise Price: $ 195.00 (g)(r)		83	1,204

			6,816

Options on Equities - 0.0%
Boardwalk Real Estate Investment Trust Expiration: Jun 2016, Exercise Price: CAD 48.00 (g)(s)		5,100	306

Total Options Purchased - Puts (premiums paid $33,252)			7,122

	Shares
SHORT-TERM INVESTMENTS - 6.3%
Investment Companies - 5.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.41% (t)(u) (cost $3,608,853)		3,608,853	3,608,853

	Principal Amount (000)
U.S. TREASURY BILLS - 1.0%
U.S. Treasury Bill
Zero Coupon, 6/30/16 (q)	U.S.$	344	343,449
Zero Coupon, 7/28/16		344	343,366

Total U.S. Treasury Bills (cost $686,815)			686,815

Total Short-Term Investments (cost $4,295,668)			4,295,668

Total Investments - 98.5% (cost $69,052,907) (v)			66,623,576
Other assets less liabilities - 1.5% (w)			998,070

Net Assets - 100.0%			$67,621,646

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	10	June 2016	$327,020	$339,692	$12,672
U.S. T-Note 10 Yr (CBT) Futures	24	September 2016	3,111,600	3,112,500	900
Sold Contracts
S&P 500 E-Mini Index Futures	13	June 2016	1,306,801	1,361,685	(54,884)

					$(41,312)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	1,530,247	USD	1,327	7/15/16	$42,432
Goldman Sachs Bank USA	CAD	1,727	USD	1,313	6/23/16	(3,496)
Royal Bank of Scotland PLC	PEN	2,718	USD	815	6/13/16	10,936
Royal Bank of Scotland PLC	USD	816	PEN	2,718	6/13/16	(12,111)
Royal Bank of Scotland PLC	RUB	48,395	USD	733	6/16/16	9,931
Royal Bank of Scotland PLC	USD	696	RUB	48,395	6/16/16	26,725
Royal Bank of Scotland PLC	CNY	2,180	USD	332	6/30/16	1,395
Royal Bank of Scotland PLC	USD	216	PEN	720	6/30/16	(2,961)
Royal Bank of Scotland PLC	USD	193	RUB	12,790	6/30/16	(2,701)
Royal Bank of Scotland PLC	CNY	8,254	USD	1,265	7/15/16	12,981
Royal Bank of Scotland PLC	USD	1,257	CNY	8,254	7/15/16	(5,372)
Royal Bank of Scotland PLC	USD	503	GBP	348	7/21/16	1,379
Standard Chartered Bank	TWD	11,120	USD	340	6/30/16	(857)
State Street Bank & Trust Co.	NOK	10,828	USD	1,321	6/15/16	26,947
State Street Bank & Trust Co.	SEK	6,198	USD	753	6/15/16	9,078
State Street Bank & Trust Co.	USD	1,304	NOK	10,828	6/15/16	(9,441)
State Street Bank & Trust Co.	USD	765	SEK	6,198	6/15/16	(21,262)
State Street Bank & Trust Co.	MXN	23,189	USD	1,272	6/17/16	17,340
State Street Bank & Trust Co.	USD	1,312	MXN	23,189	6/17/16	(57,440)
State Street Bank & Trust Co.	USD	1,335	CAD	1,727	6/23/16	(18,184)
State Street Bank & Trust Co.	CAD	460	USD	356	6/30/16	4,838
State Street Bank & Trust Co.	EUR	1,540	USD	1,744	6/30/16	29,124
State Street Bank & Trust Co.	GBP	1,130	USD	1,624	6/30/16	(13,029)
State Street Bank & Trust Co.	KRW	404,310	USD	343	6/30/16	3,585
State Street Bank & Trust Co.	SGD	470	USD	342	6/30/16	1,192
State Street Bank & Trust Co.	USD	336	MXN	6,130	6/30/16	(4,672)
State Street Bank & Trust Co.	USD	349	NOK	2,860	6/30/16	(7,119)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	199	SEK	1,640	6/30/16	$(2,391)
State Street Bank & Trust Co.	SGD	1,787	USD	1,320	7/15/16	22,843
State Street Bank & Trust Co.	USD	1,298	KRW	1,530,247	7/15/16	(13,459)
State Street Bank & Trust Co.	USD	1,301	SGD	1,787	7/15/16	(4,665)
State Street Bank & Trust Co.	EUR	30	USD	34	7/20/16	117
State Street Bank & Trust Co.	GBP	348	USD	500	7/21/16	(4,027)
State Street Bank & Trust Co.	USD	151	GBP	104	7/21/16	259

						$37,915

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P Oil & Gas Exploration (r)$	234	$41.00	June 2016	$1,394	$(702)
Valeant Pharmaceuticals International, Inc. (r)	50	85.00	June 2016	1,679	(375)

				$3,073	$(1,077)

PUT OPTIONS WRITTEN
Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (r)	83	$185.00	June 2016	$4,811	$(456)
SPDR S&P 500 ETF Trust (r)	85	190.00	June 2016	847	(638)
SPDR S&P 500 ETF Trust (r)	165	188.00	June 2016	5,273	(990)

				$10,931	$(2,084)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX-NAHY Series 26, 5 Year Index RTP	Goldman Sachs International	Sell	96.00%	7/20/16	$3,360	$9,912	$(3,545)
CDX-NAHY Series 26, 5 Year Index RTR	Citibank, NA	Sell	104.00	6/15/16	1,739	6,347	(524)

						$16,259	$(4,069)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2016	Notional Amount (000)			Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)%	2.18%		$409		$(27,002)	$(22,027)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.36		2,009		(74,780)	(40,925)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.36		2,030		(75,562)	(15,434)
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	(1.00)	0.42		227		(3,132)	(1,833)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.80		3,279		(29,618)	(4,428)
iTraxx-XOVER Series 21, 5 Year Index, 6/20/19*	(5.00)	1.80	EUR	– 0	–	(15)	(42)
Norske Skogindustrier ASA, 7.000%, 6/26/17, 6/20/19*	(5.00)	42.28		– 0	–	2	2

						$(210,107)	$(84,687)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$2,835	9/02/25	2.248%	3 Month LIBOR	$(161,095)
Morgan Stanley & Co., LLC/(CME Group)	661	1/15/26	1.978%	3 Month LIBOR	(23,008)
Morgan Stanley & Co., LLC/(CME Group)	481	2/16/26	1.625%	3 Month LIBOR	(69)
Morgan Stanley & Co., LLC/(CME Group)	800	6/01/26	1.714%	3 Month LIBOR	1,868

					$(182,304)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/17*	(5.00)%	2.69%	$287	$(8,112)	$(6,652)	$(1,460)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 3/20/17*	(5.00)	7.22	269	2,802	(4,456)	7,258
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/17*	(5.00)	0.99	299	(15,683)	(10,525)	(5,158)
Citibank, NA
Bombardier, Inc., 7.450%, 5/01/34, 3/20/17*	(5.00)	1.90	151	(5,173)	(4,192)	(981)
Bombardier, Inc., 7.450%, 5/01/34, 3/20/17*	(5.00)	1.90	150	(5,139)	(4,300)	(839)
United States Steel Corp., 6.650%, 6/01/37, 3/20/17*	(5.00)	0.81	278	(12,065)	(6,000)	(6,065)
Credit Suisse International
The Western Union Co., 3.650%, 8/22/18, 3/20/17*	(1.00)	0.21	151	(1,263)	(154)	(1,109)
The Western Union Co., 3.650%, 8/22/18, 9/20/17*	(1.00)	0.29	145	(1,535)	(839)	(696)
Deutsche Bank AG
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	35.63	14	6,477	824	5,653
Goldman Sachs Bank USA
Community Health Systems, Inc., 8.000%, 11/15/19, 3/20/17*	(5.00)	2.13	299	(9,334)	(7,717)	(1,617)
Dell, Inc., 7.100%, 4/15/28, 3/20/17*	(1.00)	0.70	271	(1,215)	1,725	(2,940)
First Data Corp., 12.625%, 1/15/21, 3/20/17*	(5.00)	0.65	280	(12,680)	(5,618)	(7,062)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/17*	(1.00)%	0.21%		$301	$(2,542)	$(450)	$(2,092)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	32.28		277	56,395	(6,437)	62,832
Goldman Sachs International
British Telecommunications Public Ltd., Co., 5.750%, 12/07/28, 6/20/20*	(1.00)	0.61	EUR	880	(17,555)	(19,246)	1,691
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/16*	(5.00)	21.11		$103	7,716	20,242	(12,526)
Morgan Stanley Capital Services LLC
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	35.63		17	7,402	942	6,460
Sale Contracts
Barclays Bank PLC
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/19*	5.00	5.43		195	(786)	5,782	(6,568)
CCO Holdings LLC, 7.250%, 10/30/17, 6/20/19*	5.00	0.87		153	20,540	10,520	10,020
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/20*	5.00	34.91		63	(40,187)	(45,404)	5,217
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 12/20/18*	5.00	13.40		195	(35,610)	2,495	(38,105)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	15.43		117	(34,858)	(28,676)	(6,182)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	15.43		47	(14,003)	(11,538)	(2,465)
MGM Resorts International, 7.625%, 1/15/17, 6/20/17*	5.00	0.48		124	7,202	(1,456)	8,658

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00%	0.83%	$182	$17,330	$4,822	$12,508
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/19*	5.00	3.08	201	13,243	10,477	2,766
Citibank, NA
Advanced Micro Devices, Inc., 7.750%, 8/01/20, 9/20/20*	5.00	7.74	71	(5,933)	(14,902)	8,969
United States Steel Corp., 6.650%, 6/01/37, 3/20/19*	5.00	6.06	201	(5,527)	3,748	(9,275)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	7.77	338	(44,659)	(43,432)	(1,227)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	7.77	106	(14,006)	(13,935)	(71)
Dell, Inc., 7.100%, 4/15/28, 12/20/18*	1.00	1.97	100	(2,662)	(6,784)	4,122
The Western Union Co., 3.650%, 8/22/18, 3/20/19*	1.00	0.69	100	1,003	(1,927)	2,930
The Western Union Co., 3.650%, 8/22/18, 9/20/19*	1.00	0.83	95	615	(874)	1,489
Goldman Sachs Bank USA
Community Health Systems, Inc., 8.000%, 11/15/19, 3/20/19*	5.00	4.80	201	2,242	9,396	(7,154)
Dell, Inc., 7.100%, 4/15/28, 3/20/19*	1.00	2.25	201	(7,108)	(12,679)	5,571
First Data Corp., 12.625%, 1/15/21, 3/20/19*	5.00	1.74	201	19,327	2,787	16,540

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/20*	5.00%	34.91%	$66	$(42,107)	$(53,130)	$11,023
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/19*	1.00	0.63	201	2,288	(4,271)	6,559
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	56.16	201	(145,406)	3,746	(149,152)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	7.77	226	(29,861)	(30,021)	160
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/21*	5.00	34.38	70	(45,532)	(48,762)	3,230
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	15.43	42	(12,513)	(9,699)	(2,814)
Morgan Stanley Capital Services LLC
United States Steel Corp., 6.650%, 6/01/37, 9/20/19*	5.00	7.38	38	(2,407)	1,336	(3,743)
United States Steel Corp., 6.650%, 6/01/37, 9/20/19*	5.00	7.38	56	(3,565)	2,092	(5,657)

				$(414,444)	$(323,142)	$(91,302)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
iBoxx $ Liquid High Yield Index	725,000	LIBOR	$725	6/20/16	$26,476
iBoxx $ Liquid High Yield Index	639,000	LIBOR	639	6/20/16	22,970
iBoxx $ Liquid High Yield Index	205,000	LIBOR	205	6/20/16	8,335
iBoxx $ Liquid High Yield Index	205,000	LIBOR	205	6/20/16	7,910
iBoxx $ Liquid High Yield Index	296,000	LIBOR	296	6/20/16	7,058

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
iBoxx $ Liquid High Yield Index	103,000	LIBOR	$103	6/20/16	$4,212
iBoxx $ Liquid High Yield Index	103,000	LIBOR	103	6/20/16	4,129
iBoxx $ Liquid High Yield Index	123,000	LIBOR	123	6/20/16	2,960
iBoxx $ Liquid High Yield Index	82,000	LIBOR	82	6/20/16	2,176
iBoxx $ Liquid High Yield Index	85,000	LIBOR	85	9/20/16	856
iBoxx $ Liquid High Yield Index	32,000	LIBOR	32	9/20/16	141
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	131,000	LIBOR	131	6/20/16	3,153
iBoxx $ Liquid High Yield Index	33,000	LIBOR	33	9/20/16	365
iBoxx $ Liquid High Yield Index	20,000	LIBOR	20	9/20/16	(83)
iBoxx $ Liquid High Yield Index	41,000	LIBOR	41	9/20/16	(207)
Pay Total Return on Reference Obligation
Citibank, NA
iBoxx $ Liquid High Yield Index	33,000	LIBOR	33	6/20/16	(165)
iBoxx $ Liquid High Yield Index	85,000	LIBOR	85	6/20/16	(920)
Goldman Sachs International
iBoxx $ Liquid High Yield Index	1,554,000	LIBOR	1,554	6/20/16	(13,441)
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	41,000	LIBOR	41	6/20/16	188
iBoxx $ Liquid High Yield Index	20,000	LIBOR	20	6/20/16	74
iBoxx $ Liquid High Yield Index	32,000	LIBOR	32	6/20/16	(369)
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	827,000	LIBOR	827	6/20/16	(5,362)

					$70,456

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate market value of these securities amounted to $24,189,764 or 35.8% of net assets.
(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	Security is in default and is non-income producing.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of May 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Edcon Ltd.
9.50%, 3/01/18	3/13/15	$63,881	$26,632	0.04%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13 - 2/19/15	106,853	8,550	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/13/13	$336,672	$16,500	0.02%

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies Series AI
11.00%, 4/30/20	4/30/15	$93,728	$81,987	0.12%
Exide Technologies	4/30/15	9,914	17,092	0.03%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	10/24/14	0	0	0.00%

(g)	Non-income producing security.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2016.
(i)	Convertible security.
(j)	Variable rate coupon, rate shown as of May 31, 2016.
(k)	Floating Rate Security. Stated interest rate was in effect at May 31, 2016.
(l)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2016.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Defaulted matured security.
(o)	Defaulted.
(p)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	One contract relates to 100 shares.
(s)	One contract relates to 1 share.
(t)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(u)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(v)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,845,100 and gross unrealized depreciation of investments was $(5,274,431), resulting in net unrealized depreciation of $(2,429,331).
(w)	An amount of U.S. $118,871 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2016.

Currency Abbreviations:

CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
RTR	-	Right To Receive
SPDR	-	Standard & Poor’s Depository Receipt
TBA	-	To Be Announced

AB Pooling Portfolios

High-Yield Portfolio

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$49,171,387		$607,566	(a)	$49,778,953
Corporates - Investment Grade		– 0	–	3,174,393		– 0	–	3,174,393
Bank Loans		– 0	–	2,437,432		478,066		2,915,498
Common Stocks		1,234,250		19,380		191,609		1,445,239
Preferred Stocks		211,902		867,727		– 0	–	1,079,629
Emerging Markets - Corporate Bonds		– 0	–	817,044		1,968		819,012
Asset-Backed Securities		– 0	–	– 0	–	694,592		694,592
Collateralized Mortgage Obligations		– 0	–	609,001		– 0	–	609,001
Governments - Treasuries		– 0	–	515,069		– 0	–	515,069
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	474,502		474,502
Local Governments - Municipal Bonds		– 0	–	418,735		– 0	–	418,735
Governments - Sovereign Agencies		– 0	–	303,485		– 0	–	303,485
Emerging Markets - Sovereigns		– 0	–	48,165		– 0	–	48,165
Warrants		50		– 0	–	32,780		32,830
Options Purchased - Calls		– 0	–	11,683		– 0	–	11,683
Options Purchased - Puts		– 0	–	7,122		– 0	–	7,122
Short-Term Investments:
Investment Companies		3,608,853		– 0	–	– 0	–	3,608,853
U.S. Treasury Bills		– 0	–	686,815		– 0	–	686,815

Total Investments in Securities		5,055,055		59,087,438		2,481,083		66,623,576
Other Financial Instruments (b):
Assets:
Futures		900		12,672		– 0	–	13,572
Forward Currency Exchange Contracts		– 0	–	221,102		– 0	–	221,102
Centrally Cleared Credit Default Swaps		– 0	–	2		– 0	–	2
Centrally Cleared Interest Rate Swaps		– 0	–	1,868		– 0	–	1,868
Credit Default Swaps		– 0	–	183,656		– 0	–	183,656
Total Return Swaps		– 0	–	91,003		– 0	–	91,003
Liabilities:
Futures		(54,884)		– 0	–	– 0	–	(54,884)
Forward Currency Exchange Contracts		– 0	–	(183,187)		– 0	–	(183,187)
Call Options Written		– 0	–	(1,077)		– 0	–	(1,077)
Put Options Written		– 0	–	(2,084)		– 0	–	(2,084)
Credit Default Swaptions Written		– 0	–	(4,069)		– 0	–	(4,069)
Centrally Cleared Credit Default Swaps		– 0	–	(84,689)		– 0	–	(84,689)
Centrally Cleared Interest Rate Swaps		– 0	–	(184,172)		– 0	–	(184,172)
Credit Default Swaps		– 0	–	(274,958)		– 0	–	(274,958)
Total Return Swaps		– 0	–	(20,547)		– 0	–	(20,547)

Total (c)		$5,001,071		$58,842,958		$2,481,083		$66,325,112

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.
(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade(a)		Bank Loans		Common Stocks
Balance as of 8/31/15	$3,400,139		$14,141,504		$270,252
Accrued discounts/(premiums)	12,494		21,055		– 0	–
Realized gain (loss)	(1,011,121)		(710,877)		95,805
Change in unrealized appreciation/depreciation	670,102		83,815		(196,796)
Purchases/Payups	120,167		1,341,732		– 0	–
Sales/Paydowns	(2,584,215)		(8,324,029)		(443,244)
Transfers in to Level 3	– 0	–	– 0	–	465,592
Transfers out of Level 3	– 0	–	(6,075,134)		– 0	–

Balance as of 5/31/16	$607,566		$478,066		$191,609

Net change in unrealized appreciation/depreciation from investments held as of 5/31/16	$364,818		$(96,602)		$(196,795)

	Emerging Markets - Corporate Bonds		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/15	$ – 0	–	$2,403,731			$5,008,319
Accrued discounts/(premiums)	(159)		26,817			6,162
Realized gain (loss)	(357,309)		338,633			131,482
Change in unrealized appreciation/depreciation	256,220		(384,559)			(208,689)
Purchases/Payups	– 0	–	445,138			– 0	–
Sales/Paydowns	(40,000)		(2,135,168)			(3,090,875)
Transfers in to Level 3	143,216		– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		(1,846,399)

Balance as of 5/31/16	$1,968		$694,592		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 5/31/16	$256,220		$(384,559)		$	– 0	–

	Commercial Mortgage-Backed Securities		Warrants		Total
Balance as of 8/31/15	$4,488,395		$187,275			$29,899,615
Accrued discounts/(premiums)	2,138		– 0	–		68,507
Realized gain (loss)	163,277		29,282			(1,320,829)
Change in unrealized appreciation/depreciation	(219,887)		(92,487)			(92,281)
Purchases/Payups	– 0	–	– 0	–		1,907,037
Sales/Paydowns	(3,959,421)		(91,290)			(20,668,241)
Transfers in to Level 3	– 0	–	– 0	–		608,808	(b)
Transfers out of Level 3	– 0	–	– 0	–		(7,921,533	)(c)

Balance as of 5/31/16	$474,502		$32,780			$2,481,083

Net change in unrealized appreciation/depreciation from investments held as of 5/31/16	$(71,936)		$(92,487)			$(221,341)

(a)	The Portfolio held securities with zero market value at period end.
(b)	There were de minimis transfers from Level 2 into Level 3 under 1% of net assets during the reporting period.
(c)	An amount of $7,921,533 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at May 31, 2016. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 5/31/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade	$192,418	Discounted Cashflow	Clean Debt Value Convertible Feature Value		51.9% – 77.3%/64.6% 11.4% – 2.3%/6.9%
Bank Loans	41,110	Market Approach	EBITDA* EBITDA Multiple Scrap Value	$ $	28mil – $70mil 5X 154mil
Common Stocks	17,092	Option Pricing Model	Enterprise Value Exercise Price Years to Expiration EV Volatility % Risk Free Rate	$ $	519.2mil – $603.2Mil/NA 730.4mil – $830.5mil/ NA 2.5yr – 4.5yr/NA 22.6% – 26.5%/NA 1.09% – 1.55%/NA
	135,471	Market Approach	EBITDA Projection* EBITDA Multiples		$51.1MM/NA 4.4X – 6.4X/5.4X

*	Earnings before Interest, Taxes, Depreciation and Amortization.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)	Dividend Income (000)
$5,978	$119,747	$122,116	$3,609	$41

AB Pooling Portfolios

AB Volatility Management

Portfolio of Investments

May 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 68.3%
Financials - 11.1%
Banks - 5.3%
Aozora Bank Ltd. (a)	29,000	$98,129
Australia & New Zealand Banking Group Ltd.	76,328	1,401,479
Banco Bilbao Vizcaya Argentaria SA	169,189	1,120,262
Banco Comercial Portugues SA (a)(b)	1,009,163	34,406
Banco de Sabadell SA	135,717	231,880
Banco Espirito Santo SA (REG) (b)(c)(d)	54,936	0^
Banco Popolare SC (a)	9,614	47,618
Banco Popular Espanol SA (a)	45,119	74,286
Banco Santander SA	383,719	1,830,971
Bank Hapoalim BM	27,220	140,416
Bank Leumi Le-Israel BM (b)	35,870	131,522
Bank of America Corp.	235,202	3,478,638
Bank of East Asia Ltd. (The) (a)	31,200	116,237
Bank of Ireland (b)	727,800	222,027
Bank of Kyoto Ltd. (The)	9,000	58,970
Bank of Queensland Ltd.	9,550	80,087
Bankia SA	119,352	103,653
Bankinter SA	17,836	135,564
Barclays PLC	445,372	1,172,112
BB&T Corp.	17,500	636,475
Bendigo & Adelaide Bank Ltd.	11,979	88,407
BNP Paribas SA	28,178	1,561,537
BOC Hong Kong Holdings Ltd.	98,000	301,735
CaixaBank SA (a)	69,627	190,217
Chiba Bank Ltd. (The) (a)	18,000	93,777
Chugoku Bank Ltd. (The)	4,000	45,131
Citigroup, Inc.	67,599	3,148,085
Citizens Financial Group, Inc.	12,033	283,377
Comerica, Inc.	3,950	186,045
Commerzbank AG	28,317	242,833
Commonwealth Bank of Australia	45,091	2,517,212
Concordia Financial Group Ltd. (b)	29,000	135,212
Credit Agricole SA (a)	28,018	281,482
Danske Bank A/S	18,782	542,222
DBS Group Holdings Ltd.	47,000	528,877
DNB ASA	25,942	331,855
Erste Group Bank AG (b)	7,416	198,386
Fifth Third Bancorp	18,050	340,604
Fukuoka Financial Group, Inc.	20,000	72,405
Gunma Bank Ltd. (The)	9,000	35,813
Hachijuni Bank Ltd. (The) (a)	10,000	43,931
Hang Seng Bank Ltd.	20,300	359,871
Hiroshima Bank Ltd. (The) (a)	13,000	48,673
Hokuhoku Financial Group, Inc.	32,000	38,984
HSBC Holdings PLC	519,260	3,356,215
Huntington Bancshares, Inc./OH	18,000	188,100
ING Groep NV	102,638	1,270,082
Intesa Sanpaolo SpA	335,769	861,676
Intesa Sanpaolo SpA - RSP	23,208	56,311
Iyo Bank Ltd. (The) (a)	6,000	39,647
Japan Post Bank Co., Ltd.	10,650	126,724
Joyo Bank Ltd. (The)	16,000	58,780
JPMorgan Chase & Co.	83,050	5,420,673

Company	Shares	U.S. $ Value
KBC Groep NV (b)	6,723	$397,663
KeyCorp	18,850	241,657
Kyushu Financial Group, Inc.	8,641	46,282
Lloyds Banking Group PLC	1,514,473	1,576,485
M&T Bank Corp.	3,650	436,175
Mitsubishi UFJ Financial Group, Inc.	338,400	1,671,872
Mizrahi Tefahot Bank Ltd.	3,655	42,964
Mizuho Financial Group, Inc.	625,100	977,415
National Australia Bank Ltd.	69,786	1,365,294
Natixis SA	24,606	118,769
Nordea Bank AB	80,351	779,854
Oversea-Chinese Banking Corp., Ltd.	80,000	500,923
People’s United Financial, Inc.	6,950	110,366
PNC Financial Services Group, Inc. (The)	11,500	1,032,010
Raiffeisen Bank International AG (b)	3,111	41,598
Regions Financial Corp.	29,700	291,951
Resona Holdings, Inc.	58,600	221,173
Royal Bank of Scotland Group PLC (b)	92,167	328,180
Seven Bank Ltd.	15,807	57,855
Shinsei Bank Ltd.	47,000	74,901
Shizuoka Bank Ltd. (The)	14,000	103,910
Skandinaviska Enskilda Banken AB - Class A	40,323	386,594
Societe Generale SA	19,293	796,109
Standard Chartered PLC	86,919	663,977
Sumitomo Mitsui Financial Group, Inc.	33,800	1,092,059
Sumitomo Mitsui Trust Holdings, Inc. (a)	88,000	303,579
SunTrust Banks, Inc.	11,550	506,121
Suruga Bank Ltd. (a)	5,152	114,469
Svenska Handelsbanken AB - Class A	39,750	509,116
Swedbank AB - Class A	24,040	529,215
UniCredit SpA	126,420	404,979
Unione di Banche Italiane SpA	23,248	86,435
United Overseas Bank Ltd.	34,000	450,220
US Bancorp	37,150	1,590,763
Wells Fargo & Co.	104,950	5,323,064
Westpac Banking Corp.	88,190	1,950,053
Yamaguchi Financial Group, Inc. (a)	5,000	48,555
Zions Bancorporation	4,500	126,090

		59,408,306

Capital Markets - 1.2%
3i Group PLC	25,205	204,745
Aberdeen Asset Management PLC	24,311	98,046
Affiliated Managers Group, Inc. (b)	1,287	223,320
Ameriprise Financial, Inc.	4,000	406,680
Bank of New York Mellon Corp. (The)	24,800	1,043,088
BlackRock, Inc. - Class A	2,890	1,051,526
Charles Schwab Corp. (The)	26,900	822,602
Credit Suisse Group AG (REG) (b)	46,881	645,528
Daiwa Securities Group, Inc. (a)	44,000	254,642
Deutsche Bank AG (REG) (b)	36,691	655,977
E*TRADE Financial Corp. (b)	6,450	179,891
Franklin Resources, Inc.	8,650	323,078
Goldman Sachs Group, Inc. (The)	9,100	1,451,268
Hargreaves Lansdown PLC	6,940	135,381
ICAP PLC	14,678	91,635
Invesco Ltd.	9,550	299,870

Company	Shares	U.S. $ Value
Investec PLC	14,543	$98,565
Julius Baer Group Ltd. (b)	5,941	264,923
Legg Mason, Inc.	2,400	82,800
Macquarie Group Ltd.	7,969	430,119
Mediobanca SpA	14,934	115,877
Morgan Stanley	34,150	934,686
Nomura Holdings, Inc.	96,300	413,264
Northern Trust Corp.	4,950	366,795
Partners Group Holding AG	427	180,053
Platinum Asset Management Ltd.	6,174	29,310
SBI Holdings, Inc./Japan	5,663	58,593
Schroders PLC	3,300	129,354
State Street Corp.	9,150	576,999
T Rowe Price Group, Inc.	5,750	443,095
UBS Group AG	97,147	1,500,841

		13,512,551

Consumer Finance - 0.3%
Acom Co., Ltd. (a)(b)	10,590	57,986
AEON Financial Service Co., Ltd.	2,800	61,415
American Express Co.	19,100	1,256,016
Capital One Financial Corp.	12,185	892,429
Credit Saison Co., Ltd.	4,000	75,707
Discover Financial Services	9,750	553,898
Navient Corp.	8,400	115,164
Provident Financial PLC	3,902	164,449
Synchrony Financial (b)	18,706	583,627

		3,760,691

Diversified Financial Services - 1.1%
ASX Ltd.	5,139	165,155
Berkshire Hathaway, Inc. - Class B (b)	42,135	5,921,653
Challenger Ltd./Australia	15,123	104,329
CME Group, Inc./IL - Class A	7,550	739,069
Deutsche Boerse AG	5,124	449,341
Eurazeo SA	1,181	76,900
EXOR SpA	2,615	99,258
First Pacific Co., Ltd./Hong Kong	57,900	37,962
Groupe Bruxelles Lambert SA	2,142	182,040
Hong Kong Exchanges and Clearing Ltd.	30,200	722,002
Industrivarden AB - Class C	4,334	73,305
Intercontinental Exchange, Inc.	2,545	690,000
Investment AB Kinnevik (a)	6,249	152,150
Investment AB Kinnevik (a)(b)	6,249	13,410
Investor AB - Class B	12,091	420,793
Japan Exchange Group, Inc.	14,600	197,020
Leucadia National Corp.	7,550	136,655
London Stock Exchange Group PLC	8,307	328,742
Mitsubishi UFJ Lease & Finance Co., Ltd.	13,070	55,835
Moody’s Corp.	3,950	389,628
Nasdaq, Inc.	2,650	174,926
ORIX Corp. (a)	35,150	484,653
Pargesa Holding SA	820	54,176
S&P Global, Inc.	6,100	682,041
Singapore Exchange Ltd.	21,000	118,304
Wendel SA	763	88,063

		12,557,410

Company	Shares	U.S. $ Value
Insurance - 2.7%
Admiral Group PLC	5,560	$158,162
Aegon NV	47,281	242,845
Aflac, Inc.	9,650	670,289
Ageas	5,346	215,966
AIA Group Ltd.	319,500	1,874,074
Allianz SE (REG)	12,157	1,985,550
Allstate Corp. (The)	9,000	607,590
American International Group, Inc.	29,040	1,680,835
AMP Ltd.	77,523	315,298
Aon PLC	6,300	688,401
Arthur J Gallagher & Co.	4,085	197,428
Assicurazioni Generali SpA	30,996	449,264
Assurant, Inc.	1,500	131,085
Aviva PLC	107,394	698,788
AXA SA	51,975	1,306,004
Baloise Holding AG (REG)	1,331	164,444
Chubb Ltd.	10,369	1,312,819
Cincinnati Financial Corp.	3,250	224,575
CNP Assurances	4,557	77,338
Dai-ichi Life Insurance Co., Ltd. (The)	28,657	373,186
Direct Line Insurance Group PLC	35,774	193,943
Gjensidige Forsikring ASA	5,309	91,464
Hannover Rueck SE (REG)	1,601	180,460
Hartford Financial Services Group, Inc. (The)	9,250	417,823
Insurance Australia Group Ltd.	64,540	273,561
Japan Post Holdings Co., Ltd.	12,000	154,389
Legal & General Group PLC	157,078	543,638
Lincoln National Corp.	5,600	256,760
Loews Corp.	6,350	257,048
Mapfre SA (a)	26,863	67,976
Marsh & McLennan Cos., Inc.	11,900	786,233
Medibank Pvt Ltd.	70,276	162,283
MetLife, Inc.	25,050	1,141,028
MS&AD Insurance Group Holdings, Inc.	13,500	381,591
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	4,429	832,666
NN Group NV	6,341	211,659
Old Mutual PLC	129,447	332,728
Principal Financial Group, Inc.	6,100	271,816
Progressive Corp. (The)	13,100	436,230
Prudential Financial, Inc.	10,100	800,425
Prudential PLC	68,311	1,361,927
QBE Insurance Group Ltd.	36,309	325,676
RSA Insurance Group PLC	26,271	185,974
Sampo Oyj - Class A	11,867	528,321
SCOR SE	4,077	136,408
Sompo Japan Nipponkoa Holdings, Inc. (a)	9,000	251,760
Sony Financial Holdings, Inc. (a)	4,619	55,897
St James’s Place PLC	13,973	187,208
Standard Life PLC	51,619	252,862
Suncorp Group Ltd.	34,153	319,779
Swiss Life Holding AG (b)	852	220,781
Swiss Re AG	9,349	840,106
T&D Holdings, Inc.	15,400	152,206
Tokio Marine Holdings, Inc.	18,111	621,636
Torchmark Corp.	2,575	158,697
Travelers Cos., Inc. (The)	7,000	798,980
Tryg A/S (a)	3,176	62,542

Company	Shares	U.S. $ Value
UnipolSai SpA	29,523	$58,986
Unum Group	5,450	201,214
Willis Towers Watson PLC	3,126	400,191
XL Group PLC	6,700	230,145
Zurich Insurance Group AG (b)	4,002	968,572

		29,487,530

Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	9,520	1,007,026
Crown Castle International Corp.	7,530	683,799
Equinix, Inc.	1,374	497,388
Iron Mountain, Inc.	4,280	157,247
Weyerhaeuser Co.	17,710	557,865

		2,903,325

Real Estate Management & Development - 0.2%
CBRE Group, Inc. - Class A (b)	6,490	193,727
City Developments Ltd.	10,000	59,483
Daito Trust Construction Co., Ltd.	1,900	275,290
Daiwa House Industry Co., Ltd.	16,000	461,386
Global Logistic Properties Ltd.	82,100	107,924
LendLease Group	14,543	140,880
Swire Pacific Ltd. - Class A	15,500	167,006
Tokyu Fudosan Holdings Corp.	12,909	84,618
Wheelock & Co., Ltd.	24,000	108,066

		1,598,380

		123,228,193

Information Technology - 9.1%
Communications Equipment - 0.5%
Cisco Systems, Inc.	114,190	3,317,219
F5 Networks, Inc. (b)	1,590	175,218
Harris Corp.	2,740	215,830
Juniper Networks, Inc.	7,880	184,471
Motorola Solutions, Inc.	3,640	252,143
Nokia Oyj (a)	145,682	832,720
Telefonaktiebolaget LM Ericsson - Class B	80,431	620,870

		5,598,471

Electronic Equipment, Instruments & Components - 0.5%
Alps Electric Co., Ltd.	4,806	96,000
Amphenol Corp. - Class A	6,920	406,342
Citizen Holdings Co., Ltd.	7,000	38,996
Corning, Inc.	27,530	575,102
FLIR Systems, Inc.	3,060	95,319
Hamamatsu Photonics KK	3,800	102,727
Hexagon AB - Class B (a)	6,890	267,627
Hirose Electric Co., Ltd.	800	98,532
Hitachi High-Technologies Corp.	1,900	54,904
Hitachi Ltd.	128,000	586,109
Ingenico Group SA	1,465	178,536
Keyence Corp.	1,300	818,588
Kyocera Corp.	8,600	427,158
Murata Manufacturing Co., Ltd.	5,400	623,517
Nippon Electric Glass Co., Ltd.	10,000	47,858
Omron Corp.	5,200	166,238
Shimadzu Corp.	7,000	105,761

Company	Shares	U.S. $ Value
TDK Corp.	3,300	$191,187
TE Connectivity Ltd.	9,050	543,000
Yaskawa Electric Corp.	6,000	75,364
Yokogawa Electric Corp.	6,100	69,928

		5,568,793

Internet Software & Services - 1.6%
Akamai Technologies, Inc. (b)	4,010	218,866
Alphabet, Inc. - Class A (b)	6,569	4,919,196
Alphabet, Inc. - Class C (b)	6,673	4,909,460
eBay, Inc. (b)	25,130	614,680
Facebook, Inc. - Class A (b)	50,772	6,032,221
Kakaku.com, Inc. (a)	3,827	72,091
Mixi, Inc.	1,108	42,500
United Internet AG	3,255	153,539
VeriSign, Inc. (a)(b)	2,190	187,157
Yahoo Japan Corp. (a)	37,793	168,718
Yahoo!, Inc. (b)	19,450	737,933

		18,056,361

IT Services - 1.6%
Accenture PLC - Class A	14,070	1,673,908
Alliance Data Systems Corp. (b)	1,410	313,288
Amadeus IT Holding SA - Class A	11,649	539,332
Atos SE (a)	2,353	217,568
Automatic Data Processing, Inc.	10,500	922,320
Capgemini SA (a)	4,342	414,118
Cognizant Technology Solutions Corp. - Class A (b)	13,670	839,885
Computershare Ltd.	12,550	97,280
CSRA, Inc.	3,880	96,108
Fidelity National Information Services, Inc.	6,290	467,158
Fiserv, Inc. (b)	5,300	558,249
Fujitsu Ltd.	49,000	196,520
Global Payments, Inc.	3,540	275,023
International Business Machines Corp.	20,269	3,116,156
Itochu Techno-Solutions Corp.	1,300	28,681
MasterCard, Inc. - Class A	22,450	2,152,955
Nomura Research Institute Ltd.	3,300	123,921
NTT Data Corp.	3,351	172,173
Obic Co., Ltd.	1,720	92,969
Otsuka Corp.	1,400	66,015
Paychex, Inc.	7,170	388,757
PayPal Holdings, Inc. (b)	24,830	938,326
Teradata Corp. (b)	3,120	88,421
Total System Services, Inc.	3,730	200,301
Visa, Inc. - Class A	43,880	3,463,887
Western Union Co. (The) - Class W	11,420	222,119
Worldpay Group PLC (b)(e)	29,214	117,002
Xerox Corp.	21,360	212,959

		17,995,399

Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	7,050	412,425
Applied Materials, Inc.	26,900	656,898
ARM Holdings PLC	37,253	533,606

Company	Shares	U.S. $ Value
ASM Pacific Technology Ltd. (a)	6,400	$46,875
ASML Holding NV	9,203	917,987
Broadcom Ltd.	8,871	1,369,328
Infineon Technologies AG	29,929	448,164
Intel Corp.	106,800	3,373,812
KLA-Tencor Corp.	3,550	258,901
Lam Research Corp.	3,538	292,982
Linear Technology Corp.	5,300	250,796
Microchip Technology, Inc. (a)	4,750	245,480
Micron Technology, Inc. (b)	24,150	307,188
NVIDIA Corp.	11,500	537,280
NXP Semiconductors NV (b)	3,175	300,006
Qorvo, Inc. (b)	3,355	171,004
QUALCOMM, Inc.	35,260	1,936,479
Rohm Co., Ltd.	2,600	110,079
Skyworks Solutions, Inc.	4,295	286,734
STMicroelectronics NV	16,270	97,809
Texas Instruments, Inc.	23,050	1,396,830
Tokyo Electron Ltd.	4,600	338,647
Xilinx, Inc.	5,800	274,862

		14,564,172

Software - 2.0%
Activision Blizzard, Inc.	11,230	440,890
Adobe Systems, Inc. (b)	11,220	1,116,053
Autodesk, Inc. (b)	5,030	293,098
CA, Inc.	6,970	225,270
Check Point Software Technologies Ltd. (b)	3,602	306,062
Citrix Systems, Inc. (b)	3,620	307,410
Dassault Systemes	3,426	272,918
Electronic Arts, Inc. (b)	7,000	537,250
Gemalto NV	2,160	131,980
GungHo Online Entertainment, Inc. (a)	11,232	32,474
Intuit, Inc.	6,260	667,692
Konami Holdings Corp.	2,500	94,333
Microsoft Corp.	179,670	9,522,510
Mobileye NV (a)(b)	2,157	81,901
Nexon Co., Ltd.	3,483	56,933
NICE-Systems Ltd.	1,556	99,789
Nintendo Co., Ltd.	2,900	425,967
Oracle Corp.	72,980	2,933,796
Oracle Corp. Japan (a)	1,000	52,889
Red Hat, Inc. (b)	4,070	315,262
Sage Group PLC (The)	28,333	251,249
salesforce.com, Inc. (b)	13,890	1,162,732
SAP SE	26,144	2,117,394
Symantec Corp.	15,320	265,955
Trend Micro, Inc./Japan	2,800	100,979

		21,812,786

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	126,827	12,664,944
Brother Industries Ltd.	6,300	74,936
Canon, Inc. (a)	28,300	816,878
EMC Corp./MA	43,190	1,207,161
FUJIFILM Holdings Corp.	12,300	495,783

Company	Shares	U.S. $ Value
Hewlett Packard Enterprise Co.	50,530	$933,289
HP, Inc.	50,530	676,091
Konica Minolta, Inc.	12,000	102,772
NEC Corp.	69,000	161,411
NetApp, Inc.	6,650	169,775
Ricoh Co., Ltd.	19,000	164,596
Seagate Technology PLC (a)	6,700	151,152
Seiko Epson Corp.	7,400	131,911
Western Digital Corp.	6,220	289,479

		18,040,178

		101,636,160

Health Care - 8.8%
Biotechnology - 1.4%
AbbVie, Inc.	37,207	2,341,437
Actelion Ltd. (REG) (b)	2,759	452,989
Alexion Pharmaceuticals, Inc. (b)	5,090	768,081
Amgen, Inc.	17,100	2,700,945
Baxalta, Inc.	12,150	549,545
Biogen, Inc. (b)	5,050	1,463,136
Celgene Corp. (b)	17,750	1,872,980
CSL Ltd.	12,340	1,031,583
Genmab A/S (b)	1,423	257,192
Gilead Sciences, Inc.	31,207	2,716,881
Grifols SA (a)	7,918	179,385
Regeneron Pharmaceuticals, Inc. (b)	1,800	718,074
Vertex Pharmaceuticals, Inc. (b)	5,505	512,791

		15,565,019

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	33,400	1,323,642
Baxter International, Inc. (a)	12,250	528,710
Becton Dickinson and Co.	4,778	795,298
Boston Scientific Corp. (b)	30,200	685,842
Cochlear Ltd.	1,515	131,873
Coloplast A/S - Class B	2,950	223,135
CR Bard, Inc.	1,700	372,368
DENTSPLY SIRONA, Inc.	5,505	342,191
Edwards Lifesciences Corp. (b)	4,800	472,800
Essilor International SA	5,456	712,805
Getinge AB - Class B	5,313	113,437
Hologic, Inc. (b)	5,643	194,175
Hoya Corp.	11,100	388,537
Intuitive Surgical, Inc. (b)	830	526,809
Medtronic PLC	31,731	2,553,711
Olympus Corp.	7,300	306,884
Smith & Nephew PLC	23,727	402,594
Sonova Holding AG (REG) (a)	1,461	195,113
St Jude Medical, Inc.	6,300	493,668
Stryker Corp.	7,150	794,794
Sysmex Corp.	3,900	282,660
Terumo Corp.	8,100	338,317
Varian Medical Systems, Inc. (a)(b)	2,200	182,138
William Demant Holding A/S (b)	3,395	71,623

Company	Shares	U.S. $ Value
Zimmer Biomet Holdings, Inc.	3,800	$464,018

		12,897,142

Health Care Providers & Services - 1.2%
Aetna, Inc.	7,859	889,875
Alfresa Holdings Corp. (a)	4,700	98,388
AmerisourceBergen Corp. - Class A	4,600	344,908
Anthem, Inc.	5,850	773,136
Cardinal Health, Inc.	7,350	580,282
Centene Corp. (b)	3,995	249,088
Cigna Corp.	5,800	743,038
DaVita HealthCare Partners, Inc. (b)	3,800	293,816
Express Scripts Holding Co. (b)	15,183	1,147,076
Fresenius Medical Care AG & Co. KGaA	5,803	503,977
Fresenius SE & Co. KGaA	10,174	768,439
HCA Holdings, Inc. (b)	7,218	563,148
Healthscope Ltd.	46,057	99,706
Henry Schein, Inc. (b)	1,870	324,875
Humana, Inc.	3,400	586,534
Laboratory Corp. of America Holdings (b)	2,250	287,887
McKesson Corp.	5,200	952,328
Mediclinic International PLC	10,709	133,946
Medipal Holdings Corp.	3,600	62,099
Miraca Holdings, Inc.	1,500	63,004
Patterson Cos., Inc.	1,900	92,739
Quest Diagnostics, Inc.	3,250	250,803
Ramsay Health Care Ltd.	3,763	197,553
Ryman Healthcare Ltd.	9,906	64,334
Sonic Healthcare Ltd.	10,107	156,344
Suzuken Co., Ltd./Aichi Japan	2,100	67,359
UnitedHealth Group, Inc.	21,400	2,860,538
Universal Health Services, Inc. - Class B	2,100	283,206

		13,438,426

Health Care Technology - 0.0%
Cerner Corp. (b)	6,900	383,709
M3, Inc.	5,154	147,178

		530,887

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	7,400	339,586
Illumina, Inc. (b)	3,262	472,435
Lonza Group AG (REG) (b)	1,405	242,690
PerkinElmer, Inc.	2,500	136,875
QIAGEN NV (b)	5,864	125,841
Thermo Fisher Scientific, Inc.	8,950	1,358,342
Waters Corp. (b)	1,850	254,468

		2,930,237

Pharmaceuticals - 4.7%
Allergan PLC (b)	8,900	2,098,175
Astellas Pharma, Inc.	56,000	760,929
AstraZeneca PLC	33,606	1,961,303
Bayer AG	21,951	2,090,539
Bristol-Myers Squibb Co.	37,500	2,688,750

Company	Shares	U.S. $ Value
Chugai Pharmaceutical Co., Ltd.	6,000	$209,382
Daiichi Sankyo Co., Ltd.	17,000	392,813
Eisai Co., Ltd.	6,700	413,248
Eli Lilly & Co.	21,900	1,643,157
Endo International PLC (a)(b)	4,626	73,137
Galenica AG	104	137,448
GlaxoSmithKline PLC	129,166	2,699,418
Hisamitsu Pharmaceutical Co., Inc.	1,500	79,765
Johnson & Johnson	62,200	7,009,318
Kyowa Hakko Kirin Co., Ltd.	6,000	108,590
Mallinckrodt PLC (b)	2,605	165,053
Merck & Co., Inc.	63,250	3,558,445
Merck KGaA	3,477	348,248
Mitsubishi Tanabe Pharma Corp.	6,000	100,311
Mylan NV (b)	9,200	398,728
Novartis AG (REG)	60,401	4,800,216
Novo Nordisk A/S - Class B	52,013	2,910,832
Ono Pharmaceutical Co., Ltd.	11,000	485,903
Orion Oyj - Class B	2,784	99,915
Otsuka Holdings Co., Ltd.	10,366	421,276
Perrigo Co. PLC	3,339	320,010
Pfizer, Inc.	138,507	4,806,193
Roche Holding AG	18,650	4,898,534
Sanofi	31,350	2,576,729
Santen Pharmaceutical Co., Ltd.	9,900	144,730
Shionogi & Co., Ltd.	8,000	447,252
Shire PLC	15,774	974,585
Sumitomo Dainippon Pharma Co., Ltd. (a)	4,200	61,127
Taisho Pharmaceutical Holdings Co., Ltd.	838	77,781
Takeda Pharmaceutical Co., Ltd.	21,000	903,758
Taro Pharmaceutical Industries Ltd. (a)(b)	199	29,078
Teva Pharmaceutical Industries Ltd.	22,979	1,193,481
UCB SA	3,356	242,434
Zoetis, Inc.	10,264	486,719

		52,817,310

		98,179,021

Consumer Discretionary - 8.4%
Auto Components - 0.5%
Aisin Seiki Co., Ltd.	5,100	208,869
BorgWarner, Inc.	5,000	170,150
Bridgestone Corp.	17,300	592,097
Cie Generale des Etablissements Michelin - Class B	4,977	506,118
Continental AG	2,920	626,977
Delphi Automotive PLC	6,371	432,973
Denso Corp. (a)	12,900	504,295
GKN PLC	45,488	180,926
Goodyear Tire & Rubber Co. (The)	6,050	169,219
Johnson Controls, Inc.	14,600	644,590
Koito Manufacturing Co., Ltd.	3,000	140,474
NGK Spark Plug Co., Ltd. (a)	5,000	95,960
NHK Spring Co., Ltd.	4,000	34,142
NOK Corp.	2,600	46,195
Nokian Renkaat Oyj	3,138	110,812
Stanley Electric Co., Ltd.	3,800	79,840
Sumitomo Electric Industries Ltd.	20,000	280,669
Sumitomo Rubber Industries Ltd.	4,500	65,676

Company	Shares	U.S. $ Value
Toyoda Gosei Co., Ltd.	1,700	$33,111
Toyota Industries Corp.	4,400	189,102
Valeo SA (a)	2,114	319,292
Yokohama Rubber Co., Ltd. (The) (a)	2,500	38,083

		5,469,570

Automobiles - 1.3%
Bayerische Motoren Werke AG	8,788	742,603
Bayerische Motoren Werke AG (Preference Shares)	1,500	110,387
Daihatsu Motor Co., Ltd.	5,000	67,864
Daimler AG (REG)	25,557	1,747,111
Ferrari NV (a)	2,392	101,502
Fiat Chrysler Automobiles NV	23,926	170,896
Ford Motor Co.	87,500	1,180,375
Fuji Heavy Industries Ltd.	16,000	592,585
General Motors Co.	32,365	1,012,377
Harley-Davidson, Inc.	4,600	213,394
Honda Motor Co., Ltd.	43,300	1,215,068
Isuzu Motors Ltd.	15,500	185,316
Mazda Motor Corp.	14,400	244,434
Mitsubishi Motors Corp.	16,300	84,609
Nissan Motor Co., Ltd.	66,000	662,883
Peugeot SA (b)	11,791	185,735
Porsche Automobil Holding SE (Preference Shares)	4,120	227,080
Renault SA (a)	5,100	478,712
Suzuki Motor Corp.	9,700	247,162
Toyota Motor Corp.	72,600	3,754,188
Volkswagen AG	942	145,784
Volkswagen AG (Preference Shares)	4,927	737,090
Yamaha Motor Co., Ltd. (a)	7,000	122,663

		14,229,818

Distributors - 0.1%
Genuine Parts Co.	3,440	333,405
Jardine Cycle & Carriage Ltd.	3,000	73,628
LKQ Corp. (b)	7,064	233,607

		640,640

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	1,800	39,643
H&R Block, Inc.	5,250	112,140

		151,783

Hotels, Restaurants & Leisure - 1.1%
Accor SA	5,581	242,792
Aristocrat Leisure Ltd.	13,621	126,343
Carnival Corp.	10,350	494,109
Carnival PLC	4,885	240,429
Chipotle Mexican Grill, Inc. - Class A (b)	750	331,470
Compass Group PLC	43,739	814,366
Crown Resorts Ltd.	9,668	83,953
Darden Restaurants, Inc.	3,450	234,014
Flight Centre Travel Group Ltd. (a)	1,468	33,492
Galaxy Entertainment Group Ltd.	61,700	206,626

Company	Shares	U.S. $ Value
Genting Singapore PLC	160,000	$86,017
InterContinental Hotels Group PLC	5,280	203,252
Marriott International, Inc./MD - Class A (a)	4,450	293,878
McDonald’s Corp.	21,150	2,581,569
McDonald’s Holdings Co. Japan Ltd. (a)	1,800	47,281
Melco Crown Entertainment Ltd. (ADR)	2,525	36,537
Merlin Entertainments PLC (e)	18,076	110,602
MGM China Holdings Ltd.	23,500	34,168
Oriental Land Co., Ltd./Japan	5,300	347,395
Paddy Power Betfair PLC	2,177	293,995
Royal Caribbean Cruises Ltd.	3,824	295,939
Sands China Ltd.	63,300	241,449
Shangri-La Asia Ltd.	32,000	36,466
SJM Holdings Ltd.	51,500	32,989
Sodexo SA	2,503	263,398
Starbucks Corp.	33,300	1,827,837
Starwood Hotels & Resorts Worldwide, Inc.	3,800	279,034
Tabcorp Holdings Ltd.	21,691	69,196
Tatts Group Ltd.	37,618	106,931
TUI AG	13,236	202,512
Whitbread PLC	4,880	297,393
William Hill PLC	23,023	103,769
Wyndham Worldwide Corp.	2,600	175,214
Wynn Macau Ltd. (a)	39,800	62,236
Wynn Resorts Ltd. (a)	1,850	177,933
Yum! Brands, Inc.	9,700	796,273

		11,810,857

Household Durables - 0.5%
Auto Trader Group PLC (e)	19,929	113,356
Barratt Developments PLC	26,388	225,687
Berkeley Group Holdings PLC	3,448	163,281
Casio Computer Co., Ltd. (a)	5,400	83,498
DR Horton, Inc.	7,250	221,560
Electrolux AB - Class B	6,386	171,544
Garmin Ltd.	2,580	109,702
Harman International Industries, Inc.	1,600	125,184
Husqvarna AB - Class B	10,962	87,019
Iida Group Holdings Co., Ltd.	3,916	81,368
Leggett & Platt, Inc.	3,000	150,780
Lennar Corp. - Class A (a)	3,850	175,445
Mohawk Industries, Inc. (b)	1,500	295,035
Newell Brands, Inc.	10,499	500,697
Nikon Corp. (a)	9,000	125,830
Panasonic Corp.	58,600	542,055
Persimmon PLC	8,256	251,165
PulteGroup, Inc.	7,150	134,134
Rinnai Corp.	1,000	86,645
Sekisui Chemical Co., Ltd.	11,000	142,540
Sekisui House Ltd.	16,000	284,490
Sony Corp.	33,500	931,470
Taylor Wimpey PLC	84,856	251,982
Techtronic Industries Co., Ltd.	35,200	141,129
Whirlpool Corp.	1,750	305,585

		5,701,181

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (b)	8,670	$6,266,589
Expedia, Inc.	2,240	249,178
Netflix, Inc. (b)	9,620	986,723
Priceline Group, Inc. (The) (b)	1,210	1,529,839
Rakuten, Inc.	24,674	262,421
TripAdvisor, Inc. (b)	2,550	172,737
Zalando SE (a)(b)(e)	2,293	67,258

		9,534,745

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	4,700	115,938
Hasbro, Inc.	2,550	222,589
Mattel, Inc.	7,550	240,694
Sankyo Co., Ltd.	1,300	48,256
Sega Sammy Holdings, Inc. (a)	4,900	59,441
Shimano, Inc.	2,100	324,849
Yamaha Corp.	4,500	135,250

		1,147,017

Media - 1.6%
Altice NV - Class A (a)(b)	9,789	168,642
Altice NV - Class B (b)	2,900	50,126
Axel Springer SE	1,185	67,437
Cablevision Systems Corp. - Class A	4,900	169,932
CBS Corp. - Class B	9,900	546,480
Comcast Corp. - Class A	55,293	3,500,047
Dentsu, Inc.	5,800	291,313
Discovery Communications, Inc. - Class A (b)	3,350	93,298
Discovery Communications, Inc. - Class C (b)	5,700	152,589
Eutelsat Communications SA	4,529	90,345
Hakuhodo DY Holdings, Inc.	6,190	77,135
Interpublic Group of Cos., Inc. (The)	9,150	218,685
ITV PLC	100,673	312,380
JCDecaux SA	1,952	80,741
Lagardere SCA	3,133	74,186
News Corp. - Class A	8,475	101,361
News Corp. - Class B (a)	2,352	29,024
Omnicom Group, Inc.	5,450	454,148
Pearson PLC	21,742	263,606
ProSiebenSat.1 Media SE	5,808	292,202
Publicis Groupe SA	5,079	367,938
REA Group Ltd.	1,399	56,503
RELX NV	26,408	457,165
RELX PLC	29,647	535,990
RTL Group SA (London) (b)	1,028	92,358
Schibsted ASA	2,007	62,257
Schibsted ASA - Class B	2,365	70,127
Scripps Networks Interactive, Inc. - Class A (a)	2,100	135,114
SES SA	8,710	195,237
Singapore Press Holdings Ltd. (a)	42,000	117,684
Sky PLC	27,524	384,161
TEGNA, Inc.	5,050	115,948
Telenet Group Holding NV (b)	1,473	70,123
Time Warner, Inc.	18,300	1,384,578
Toho Co., Ltd./Tokyo	3,000	81,464

Company	Shares	U.S. $ Value
Twenty-First Century Fox, Inc. - Class A	27,364	$790,272
Twenty-First Century Fox, Inc. - Class B	9,607	280,909
Viacom, Inc. - Class B	7,800	346,086
Vivendi SA	30,859	611,278
Walt Disney Co. (The)	34,888	3,461,587
Wolters Kluwer NV	8,014	319,565
WPP PLC	34,383	792,936

		17,762,957

Multiline Retail - 0.3%
Dollar General Corp.	6,630	596,037
Dollar Tree, Inc. (b)	5,217	472,347
Don Quijote Holdings Co., Ltd.	3,200	101,992
Harvey Norman Holdings Ltd.	13,121	43,147
Isetan Mitsukoshi Holdings Ltd.	9,400	91,157
J Front Retailing Co., Ltd.	6,000	71,334
Kohl’s Corp.	4,360	157,134
Macy’s, Inc.	7,360	244,426
Marks & Spencer Group PLC	43,158	237,319
Marui Group Co., Ltd.	5,900	86,057
Next PLC	3,864	304,024
Nordstrom, Inc. (a)	3,070	116,599
Ryohin Keikaku Co., Ltd.	637	145,828
Takashimaya Co., Ltd.	7,392	51,984
Target Corp.	14,120	971,174

		3,690,559

Specialty Retail - 1.3%
ABC-Mart, Inc.	800	51,554
Advance Auto Parts, Inc.	1,658	255,067
AutoNation, Inc. (b)	1,730	87,261
AutoZone, Inc. (b)	710	541,162
Bed Bath & Beyond, Inc. (b)	3,800	170,050
Best Buy Co., Inc.	6,840	220,043
CarMax, Inc. (a)(b)	4,670	250,592
Dixons Carphone PLC	25,354	161,358
Dufry AG (REG) (b)	1,073	144,178
Fast Retailing Co., Ltd.	1,500	401,671
Foot Locker, Inc.	3,156	176,483
Gap, Inc. (The)	5,290	95,167
Hennes & Mauritz AB - Class B	25,195	773,365
Hikari Tsushin, Inc.	500	40,558
Home Depot, Inc. (The)	28,840	3,810,341
Industria de Diseno Textil SA (a)	28,956	978,262
Kingfisher PLC	61,099	324,310
L Brands, Inc.	5,750	394,162
Lowe’s Cos., Inc.	20,740	1,661,896
Nitori Holdings Co., Ltd.	2,000	201,992
O’Reilly Automotive, Inc. (b)	2,230	589,679
Ross Stores, Inc.	9,220	492,348
Sanrio Co., Ltd. (a)	1,300	23,901
Shimamura Co., Ltd. (a)	600	77,544
Signet Jewelers Ltd.	1,856	183,688
Sports Direct International PLC (b)	7,149	38,791
Staples, Inc.	14,440	127,072
Tiffany & Co.	2,470	153,041
TJX Cos., Inc. (The)	15,120	1,150,934

Company	Shares	U.S. $ Value
Tractor Supply Co.	3,023	$290,510
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,464	341,127
Urban Outfitters, Inc. (b)	2,130	60,769
USS Co., Ltd. (a)	5,820	91,524
Yamada Denki Co., Ltd. (a)	17,950	84,228

		14,444,628

Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	5,554	711,014
Asics Corp. (a)	4,000	90,277
Burberry Group PLC	11,776	182,859
Christian Dior SE	1,473	240,382
Cie Financiere Richemont SA	13,914	820,127
Coach, Inc.	6,200	244,404
Hanesbrands, Inc.	8,995	243,495
Hermes International	703	254,275
HUGO BOSS AG	1,780	109,557
Kering	2,010	324,748
Li & Fung Ltd.	156,000	79,276
Luxottica Group SpA	4,513	244,670
LVMH Moet Hennessy Louis Vuitton SE	7,440	1,191,081
Michael Kors Holdings Ltd. (b)	4,310	184,123
NIKE, Inc. - Class B	30,400	1,678,688
Pandora A/S	2,922	434,289
PVH Corp.	1,861	174,562
Ralph Lauren Corp.	1,350	127,345
Swatch Group AG (The)	832	244,756
Swatch Group AG (The) (REG)	1,318	76,486
Under Armour, Inc. - Class A (a)(b)	4,075	153,750
Under Armour, Inc. - Class C (b)	4,075	142,503
VF Corp.	7,600	473,632
Yue Yuen Industrial Holdings Ltd.	19,500	73,193

		8,499,492

		93,083,247

Industrials - 7.8%
Aerospace & Defense - 1.2%
Airbus Group SE	15,736	979,188
BAE Systems PLC	83,502	584,029
Boeing Co. (The)	14,400	1,816,560
Cobham PLC	29,193	68,920
General Dynamics Corp.	6,800	964,716
Honeywell International, Inc.	17,550	1,997,717
L-3 Communications Holdings, Inc.	1,800	246,978
Leonardo-Finmeccanica SpA (b)	10,743	127,328
Lockheed Martin Corp.	6,000	1,417,380
Meggitt PLC	20,309	113,905
Northrop Grumman Corp.	4,200	893,214
Raytheon Co.	6,850	888,240
Rockwell Collins, Inc.	2,950	260,780
Rolls-Royce Holdings PLC (b)	48,806	437,636
Rolls-Royce Holdings-entitl (b)	3,465,226	5,019
Safran SA (a)	7,766	544,954
Singapore Technologies Engineering Ltd.	41,000	96,246
Textron, Inc.	6,200	235,972
Thales SA	2,819	244,484

Company	Shares	U.S. $ Value
United Technologies Corp.	18,650	$1,875,817
Zodiac Aerospace	5,366	125,526

		13,924,609

Air Freight & Logistics - 0.4%
Bollore SA	21,942	79,355
CH Robinson Worldwide, Inc.	3,150	236,187
Deutsche Post AG (REG)	25,833	754,021
Expeditors International of Washington, Inc.	4,250	206,338
FedEx Corp.	5,950	981,571
Kuehne & Nagel International AG (REG)	1,432	201,459
Royal Mail PLC	23,890	187,018
United Parcel Service, Inc. - Class B	15,700	1,618,513
Yamato Holdings Co., Ltd.	9,000	181,794

		4,446,256

Airlines - 0.3%
Alaska Air Group, Inc.	2,868	190,435
American Airlines Group, Inc.	14,108	450,186
ANA Holdings, Inc.	30,000	87,303
Cathay Pacific Airways Ltd.	31,000	48,340
Delta Air Lines, Inc.	17,883	777,195
Deutsche Lufthansa AG (REG) (a)	6,120	85,827
easyJet PLC	4,213	93,455
International Consolidated Airlines Group SA	21,132	165,225
Japan Airlines Co., Ltd.	3,278	111,885
Qantas Airways Ltd. (b)	13,640	30,333
Ryanair Holdings PLC (Sponsored ADR)	799	69,833
Singapore Airlines Ltd.	14,000	108,567
Southwest Airlines Co.	14,750	626,580
United Continental Holdings, Inc. (b)	8,475	382,138

		3,227,302

Building Products - 0.3%
Allegion PLC	2,100	142,044
Asahi Glass Co., Ltd.	25,000	150,537
Assa Abloy AB - Class B	26,607	552,363
Cie de Saint-Gobain	12,942	578,245
Daikin Industries Ltd.	6,300	535,268
Geberit AG (REG)	1,018	389,348
LIXIL Group Corp.	7,100	127,161
Masco Corp.	7,700	251,328
TOTO Ltd.	4,500	169,543

		2,895,837

Commercial Services & Supplies - 0.3%
Aggreko PLC	6,798	110,564
Babcock International Group PLC	6,668	100,042
Brambles Ltd.	41,051	380,437
Cintas Corp.	2,050	194,340
Dai Nippon Printing Co., Ltd. (a)	14,000	142,439
Edenred	5,573	103,249
G4S PLC	39,842	107,563
ISS A/S	3,951	159,311
Park24 Co., Ltd. (a)	2,500	71,133
Pitney Bowes, Inc.	4,450	82,904
Republic Services, Inc. - Class A	5,400	260,712

Company	Shares	U.S. $ Value
Secom Co., Ltd.	5,600	$436,213
Securitas AB - Class B	8,312	131,068
Societe BIC SA (a)	790	105,515
Sohgo Security Services Co., Ltd.	1,700	83,229
Stericycle, Inc. (b)	1,950	191,081
Toppan Printing Co., Ltd.	14,000	125,780
Tyco International PLC	9,400	400,628
Waste Management, Inc.	9,400	572,930

		3,759,138

Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	5,023	165,653
Boskalis Westminster	2,414	87,495
Bouygues SA	5,365	174,555
CIMIC Group Ltd.	2,696	72,729
Ferrovial SA	12,078	255,646
Fluor Corp.	3,200	168,896
Jacobs Engineering Group, Inc. (b)	2,750	139,397
JGC Corp.	5,864	90,133
Kajima Corp.	22,000	149,056
Obayashi Corp.	17,000	178,049
Quanta Services, Inc. (b)	3,600	86,508
Shimizu Corp. (a)	15,000	133,546
Skanska AB - Class B	10,087	221,533
Taisei Corp.	27,000	199,315
Vinci SA	12,701	956,515

		3,079,026

Electrical Equipment - 0.6%
ABB Ltd. (REG) (b)	58,497	1,218,046
Acuity Brands, Inc.	1,006	260,594
AMETEK, Inc.	5,439	260,093
Eaton Corp. PLC	10,509	647,670
Emerson Electric Co.	14,700	764,694
First Solar, Inc. (b)	1,650	81,922
Fuji Electric Co., Ltd.	14,000	56,253
Legrand SA (a)	7,051	387,729
Mabuchi Motor Co., Ltd. (a)	1,400	65,516
Mitsubishi Electric Corp.	51,000	610,456
Nidec Corp.	5,900	451,963
OSRAM Licht AG	2,362	125,853
Prysmian SpA	5,189	127,000
Rockwell Automation, Inc.	3,050	353,952
Schneider Electric SE (Paris)	14,854	960,272
Vestas Wind Systems A/S	5,948	425,909

		6,797,922

Industrial Conglomerates - 1.4%
3M Co.	14,050	2,364,896
CK Hutchison Holdings Ltd.	71,304	825,787
Danaher Corp.	13,350	1,313,106
General Electric Co.	212,279	6,417,194
Jardine Matheson Holdings Ltd.	6,500	370,500
Keihan Holdings Co., Ltd.	13,000	87,381
Keppel Corp., Ltd.	38,000	148,360
Koninklijke Philips NV	25,284	681,212
NWS Holdings Ltd.	40,000	62,714

Company	Shares	U.S. $ Value
Roper Technologies, Inc.	2,300	$393,484
Seibu Holdings, Inc.	3,175	59,467
Sembcorp Industries Ltd.	26,000	52,625
Siemens AG (REG)	21,044	2,266,987
Smiths Group PLC	10,470	170,026
Toshiba Corp. (b)	106,000	259,795

		15,473,534

Industrial Warehouse Distribution - 0.2%
Ascendas Real Estate Investment Trust (a)	99,350	165,168
Daiwa House REIT Investment Corp.	7	37,807
DCT Industrial Trust, Inc.	1,890	81,516
Duke Realty Corp.	7,388	174,874
EastGroup Properties, Inc.	683	43,732
First Industrial Realty Trust, Inc.	2,360	58,434
GLP J-Reit	47	53,950
Hansteen Holdings PLC	15,453	23,433
Industrial & Infrastructure Fund Investment Corp.	7	36,072
Japan Logistics Fund, Inc.	18	39,662
Mapletree Industrial Trust	26,612	31,125
Mapletree Logistics Trust	31,335	22,197
Nippon Prologis REIT, Inc.	71	153,889
Prologis, Inc.	22,935	1,090,101
Pure Industrial Real Estate Trust	4,060	15,821
Rexford Industrial Realty, Inc.	1,150	22,885
Segro PLC	35,662	225,689
STAG Industrial, Inc.	1,435	30,637
Terreno Realty Corp.	900	21,546
Tritax Big Box REIT PLC	18,027	35,924
Warehouses De Pauw CVA	311	29,547

		2,394,009

Machinery - 1.2%
Alfa Laval AB	7,811	118,109
Alstom SA (b)	5,736	143,987
Amada Holdings Co., Ltd.	9,000	98,456
ANDRITZ AG	2,075	105,671
Atlas Copco AB - Class A	17,826	460,660
Atlas Copco AB - Class B	10,359	247,124
Caterpillar, Inc.	13,550	982,510
CNH Industrial NV	25,062	176,908
Cummins, Inc.	3,750	429,262
Deere & Co. (a)	6,950	571,915
Dover Corp.	3,500	233,625
FANUC Corp.	5,200	791,974
Flowserve Corp.	3,000	144,390
GEA Group AG	4,855	225,269
Hino Motors Ltd.	7,000	71,178
Hitachi Construction Machinery Co., Ltd.	2,900	44,528
Hoshizaki Electric Co., Ltd.	1,100	104,690
IHI Corp.	36,000	91,938
Illinois Tool Works, Inc.	7,400	784,622
IMI PLC	7,238	105,284
Ingersoll-Rand PLC	5,900	394,179
JTEKT Corp.	5,500	75,494
Kawasaki Heavy Industries Ltd.	37,000	114,225
Komatsu Ltd.	24,500	420,598
Kone Oyj - Class B	8,943	422,827

Company	Shares	U.S. $ Value
Kubota Corp. (a)	30,000	$436,658
Kurita Water Industries Ltd.	2,900	67,604
Makita Corp.	3,200	206,295
MAN SE	936	99,211
Metso Oyj	2,994	70,343
Minebea Co., Ltd.	8,000	63,529
Mitsubishi Heavy Industries Ltd.	80,000	322,083
Nabtesco Corp.	3,000	76,029
NGK Insulators Ltd.	7,000	152,759
NSK Ltd.	12,000	105,619
PACCAR, Inc.	7,950	443,212
Parker-Hannifin Corp.	3,100	356,004
Pentair PLC	3,984	239,996
Sandvik AB	28,303	276,716
Schindler Holding AG	1,175	217,714
Schindler Holding AG (REG)	565	104,165
Sembcorp Marine Ltd. (a)	22,000	24,741
SKF AB - Class B	10,511	185,013
SMC Corp./Japan (a)	1,500	378,911
Snap-on, Inc.	1,350	218,457
Stanley Black & Decker, Inc.	3,450	390,471
Sulzer AG (REG) (a)	637	56,229
Sumitomo Heavy Industries Ltd.	14,000	67,471
THK Co., Ltd. (a)	3,200	60,091
Volvo AB - Class B	40,835	454,809
Wartsila Oyj Abp	3,927	162,771
Weir Group PLC (The)	5,659	98,151
Xylem, Inc./NY	4,050	180,873
Yangzijiang Shipbuilding Holdings Ltd.	44,600	29,644
Zardoya Otis SA (a)	4,618	47,864

		12,952,856

Marine - 0.0%
AP Moeller - Maersk A/S - Class A	105	130,939
AP Moeller - Maersk A/S - Class B	184	236,608
Mitsui OSK Lines Ltd. (a)	30,000	67,744
Nippon Yusen KK	42,000	79,040

		514,331

Mixed Office Industrial - 0.0%
Axiare Patrimonio SOCIMI SA	1,260	18,379
Goodman Group	84,648	434,377
Intervest Offices & Warehouses NV	280	7,784
Kungsleden AB	3,904	27,611

		488,151

Professional Services - 0.3%
Adecco Group AG (REG)	4,400	266,780
Bureau Veritas SA	7,055	151,647
Capita PLC	17,756	272,980
Dun & Bradstreet Corp. (The)	850	107,865
Equifax, Inc.	2,700	339,471
Experian PLC	25,828	488,322
Intertek Group PLC	4,284	194,419
Nielsen Holdings PLC	8,238	439,827
Randstad Holding NV	3,402	183,797
Recruit Holdings Co., Ltd.	3,821	129,352

Company	Shares	U.S. $ Value
Robert Half International, Inc.	3,000	$124,770
SEEK Ltd.	8,583	100,976
SGS SA (REG)	146	311,731
Verisk Analytics, Inc. - Class A (b)	3,490	277,071

		3,389,008

Road & Rail - 0.7%
Asciano Ltd.	25,946	166,734
Aurizon Holdings Ltd.	55,491	180,762
Central Japan Railway Co.	3,828	673,549
ComfortDelGro Corp., Ltd.	57,000	113,462
CSX Corp.	22,050	582,781
DSV A/S	5,110	233,094
East Japan Railway Co.	8,900	807,473
Hankyu Hanshin Holdings, Inc.	30,000	205,043
JB Hunt Transport Services, Inc.	2,082	172,223
Kansas City Southern	2,500	232,750
Keikyu Corp.	12,000	113,152
Keio Corp. (a)	15,000	127,896
Keisei Electric Railway Co., Ltd.	7,000	93,439
Kintetsu Group Holdings Co., Ltd. (a)	48,000	192,295
MTR Corp., Ltd.	38,500	182,267
Nagoya Railroad Co., Ltd.	23,000	115,307
Nippon Express Co., Ltd.	22,000	94,206
Norfolk Southern Corp.	6,750	567,405
Odakyu Electric Railway Co., Ltd.	16,000	172,967
Ryder System, Inc.	1,200	83,544
Tobu Railway Co., Ltd.	27,000	136,526
Tokyu Corp.	29,000	247,418
Union Pacific Corp.	19,450	1,637,495
West Japan Railway Co.	4,372	271,718

		7,403,506

Trading Companies & Distributors - 0.4%
AerCap Holdings NV (b)	2,358	92,174
Ashtead Group PLC	13,317	188,177
Brenntag AG	4,102	219,551
Bunzl PLC	8,855	261,803
Fastenal Co. (a)	6,450	296,894
ITOCHU Corp.	42,000	523,128
Marubeni Corp.	43,000	205,344
Mitsubishi Corp.	35,900	632,452
Mitsui & Co., Ltd.	45,300	542,623
Noble Group Ltd. (a)(b)	125,000	26,783
Rexel SA	8,134	124,417
Sumitomo Corp.	29,900	304,793
Toyota Tsusho Corp.	5,700	133,680
Travis Perkins PLC	6,701	186,410
United Rentals, Inc. (b)	2,150	149,791
Wolseley PLC	6,918	405,078
WW Grainger, Inc. (a)	1,350	308,273

		4,601,371

Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	13,771	210,736
Aena SA (b)(e)	1,796	242,397
Aeroports de Paris (a)	789	93,973

Company	Shares	U.S. $ Value
Atlantia SpA	10,961	$295,697
Auckland International Airport Ltd.	23,920	100,919
Fraport AG Frankfurt Airport Services Worldwide (a)	1,106	63,342
Groupe Eurotunnel SE (REG)	12,410	160,086
Hutchison Port Holdings Trust - Class U	143,000	61,471
Japan Airport Terminal Co., Ltd. (a)	1,200	41,084
Kamigumi Co., Ltd.	6,000	54,523
Mitsubishi Logistics Corp. (a)	3,000	41,940
Sydney Airport	28,887	147,595
Transurban Group	53,757	467,351

		1,981,114

		87,327,970

Consumer Staples - 7.4%
Beverages - 1.7%
Anheuser-Busch InBev SA/NV	21,346	2,698,047
Asahi Group Holdings Ltd.	10,300	349,073
Brown-Forman Corp. - Class B	2,400	235,368
Carlsberg A/S - Class B	2,893	279,061
Coca-Cola Amatil Ltd.	14,486	93,142
Coca-Cola Co. (The)	87,900	3,920,340
Coca-Cola HBC AG (b)	5,318	103,403
Constellation Brands, Inc. - Class A	3,850	589,628
Diageo PLC	66,747	1,811,192
Dr Pepper Snapple Group, Inc.	4,250	388,450
Heineken Holding NV	2,676	219,609
Heineken NV	6,116	568,215
Kirin Holdings Co., Ltd.	22,000	368,253
Molson Coors Brewing Co. - Class B	3,550	352,089
Monster Beverage Corp. (b)	3,460	519,000
PepsiCo, Inc.	33,050	3,343,669
Pernod Ricard SA	5,634	614,004
Remy Cointreau SA	644	53,505
SABMiller PLC (London)	25,789	1,604,552
Suntory Beverage & Food Ltd.	3,691	172,665
Treasury Wine Estates Ltd.	19,471	145,305

		18,428,570

Food & Staples Retailing - 1.3%
Aeon Co., Ltd. (a)	17,400	263,006
Carrefour SA (a)	14,663	397,415
Casino Guichard Perrachon SA	1,502	89,376
Colruyt SA	1,860	110,463
Costco Wholesale Corp.	9,850	1,465,384
CVS Health Corp.	25,000	2,411,250
Delhaize Group	2,776	290,933
Distribuidora Internacional de Alimentacion SA (a)	15,661	93,645
FamilyMart Co., Ltd.	1,600	83,686
ICA Gruppen AB (a)	2,048	72,116
J Sainsbury PLC	35,651	138,604
Jeronimo Martins SGPS SA	6,682	108,319
Koninklijke Ahold NV	22,148	491,018
Kroger Co. (The)	21,800	779,568
Lawson, Inc. (a)	1,800	141,773
METRO AG	4,732	155,645
Seven & i Holdings Co., Ltd.	20,000	850,902

Company	Shares	U.S. $ Value
Sysco Corp.	12,350	$594,158
Tesco PLC (b)	214,101	509,747
Wal-Mart Stores, Inc.	35,450	2,509,151
Walgreens Boots Alliance, Inc.	19,650	1,520,910
Wesfarmers Ltd.	29,797	873,723
Whole Foods Market, Inc. (a)	7,950	257,182
Wm Morrison Supermarkets PLC	56,814	162,891
Woolworths Ltd.	33,602	536,298

		14,907,163

Food Products - 1.6%
Ajinomoto Co., Inc.	15,000	359,630
Archer-Daniels-Midland Co.	13,600	581,672
Aryzta AG (b)	2,316	92,226
Associated British Foods PLC	9,457	402,952
Barry Callebaut AG (REG) (b)	59	69,778
Calbee, Inc.	1,933	70,788
Campbell Soup Co.	4,000	242,280
Chocoladefabriken Lindt & Spruengli AG	26	160,258
Chocoladefabriken Lindt & Spruengli AG (REG)	3	221,808
ConAgra Foods, Inc.	9,700	443,290
Danone SA	15,647	1,099,236
General Mills, Inc.	13,400	841,252
Golden Agri-Resources Ltd.	187,000	52,917
Hershey Co. (The)	3,250	301,763
Hormel Foods Corp.	6,000	206,460
JM Smucker Co. (The)	2,750	355,163
Kellogg Co.	5,700	423,909
Kerry Group PLC - Class A	4,202	379,328
Kikkoman Corp.	4,000	142,709
Kraft Heinz Co. (The)	13,300	1,106,427
McCormick & Co., Inc./MD	2,650	257,236
Mead Johnson Nutrition Co. - Class A	4,600	378,488
MEIJI Holdings Co., Ltd.	3,300	295,498
Mondelez International, Inc. - Class A	36,150	1,608,313
Nestle SA (REG)	84,635	6,254,494
NH Foods Ltd.	5,000	116,157
Nisshin Seifun Group, Inc.	5,500	93,072
Nissin Foods Holdings Co., Ltd.	1,800	89,914
Orkla ASA	21,684	196,211
Tate & Lyle PLC	12,363	112,604
Toyo Suisan Kaisha Ltd.	3,000	115,577
Tyson Foods, Inc. - Class A	6,750	430,515
WH Group Ltd. (e)	146,200	112,507
Wilmar International Ltd.	50,000	120,727
Yakult Honsha Co., Ltd.	2,400	116,948
Yamazaki Baking Co., Ltd. (a)	3,000	73,305

		17,925,412

Household Products - 1.0%
Church & Dwight Co., Inc.	2,984	293,864
Clorox Co. (The)	2,950	379,193
Colgate-Palmolive Co.	20,200	1,422,282
Henkel AG & Co. KGaA	2,765	290,235
Henkel AG & Co. KGaA (Preference Shares)	4,728	551,537
Kimberly-Clark Corp.	8,200	1,041,728
Procter & Gamble Co. (The)	60,900	4,935,336
Reckitt Benckiser Group PLC	16,985	1,691,015

Company	Shares	U.S. $ Value
Svenska Cellulosa AB SCA - Class B	15,764	$505,156
Unicharm Corp.	9,900	192,329

		11,302,675

Personal Products - 0.6%
Beiersdorf AG	2,676	243,408
Estee Lauder Cos., Inc. (The) - Class A	5,050	463,489
Kao Corp.	13,400	732,820
Kose Corp. (a)	809	72,042
L’Oreal SA	6,686	1,258,078
Shiseido Co., Ltd.	9,600	250,728
Unilever NV	43,334	1,945,685
Unilever PLC	34,142	1,555,157

		6,521,407

Tobacco - 1.2%
Altria Group, Inc.	44,050	2,803,342
British American Tobacco PLC	49,485	3,010,284
Imperial Brands PLC	25,460	1,384,631
Japan Tobacco, Inc.	29,199	1,151,479
Philip Morris International, Inc.	34,800	3,434,064
Reynolds American, Inc.	18,538	921,339
Swedish Match AB	5,216	178,081

		12,883,220

		81,968,447

Energy - 3.9%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	9,750	452,205
Diamond Offshore Drilling, Inc.	1,350	34,857
FMC Technologies, Inc. (b)	5,100	138,873
Halliburton Co.	19,150	807,747
Helmerich & Payne, Inc. (a)	2,350	143,703
National Oilwell Varco, Inc.	8,600	283,370
Petrofac Ltd.	6,887	77,379
Saipem SpA (b)	7,029	2,876
Schlumberger Ltd.	31,493	2,402,916
Technip SA	2,791	152,957
Tenaris SA (a)	12,535	165,901
Transocean Ltd. (a)	7,665	75,040

		4,737,824

Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	11,450	593,797
Apache Corp.	8,500	485,690
BP PLC	485,288	2,502,840
Cabot Oil & Gas Corp.	9,250	221,723
Caltex Australia Ltd.	7,183	169,475
Chesapeake Energy Corp. (a)(b)	11,550	49,550
Chevron Corp.	42,250	4,267,250
Cimarex Energy Co.	2,133	248,025
Columbia Pipeline Group, Inc.	7,100	181,334
Concho Resources, Inc. (b)	2,947	357,589
ConocoPhillips	27,700	1,212,983
Delek Group Ltd.	125	23,374
Devon Energy Corp.	8,650	312,179

Company	Shares	U.S. $ Value
Eni SpA	67,672	$1,032,065
EOG Resources, Inc.	12,350	1,004,796
EQT Corp.	3,400	249,050
Exxon Mobil Corp.	93,703	8,341,441
Galp Energia SGPS SA	10,235	133,906
Hess Corp.	5,400	323,622
Idemitsu Kosan Co., Ltd.	2,300	45,718
Inpex Corp.	25,231	205,640
JX Holdings, Inc.	59,000	229,166
Kinder Morgan, Inc./DE	40,313	728,859
Koninklijke Vopak NV	1,867	97,290
Lundin Petroleum AB (a)(b)	5,907	105,793
Marathon Oil Corp.	15,200	198,664
Marathon Petroleum Corp.	12,000	417,960
Murphy Oil Corp. (a)	3,600	111,276
Neste Oyj	3,403	114,592
Newfield Exploration Co. (b)	3,600	146,772
Noble Energy, Inc.	9,550	341,412
Occidental Petroleum Corp.	17,150	1,293,796
Oil Search Ltd.	36,377	177,713
OMV AG (a)	3,910	108,583
ONEOK, Inc.	4,700	203,275
Origin Energy Ltd.	45,936	188,573
Phillips 66	10,800	867,888
Pioneer Natural Resources Co.	3,350	537,072
Range Resources Corp. (a)	3,800	161,842
Repsol SA	27,879	358,019
Royal Dutch Shell PLC - Class A	104,002	2,496,910
Royal Dutch Shell PLC - Class B	105,373	2,529,628
Santos Ltd.	58,939	191,575
Showa Shell Sekiyu KK	5,000	50,401
Southwestern Energy Co. (a)(b)	8,550	116,879
Spectra Energy Corp.	15,050	479,493
Statoil ASA (a)	29,626	468,336
Tesoro Corp.	2,800	218,624
TonenGeneral Sekiyu KK	7,000	66,174
TOTAL SA	57,680	2,797,443
Valero Energy Corp.	11,150	609,905
Williams Cos., Inc. (The)	15,250	337,940
Woodside Petroleum Ltd.	19,796	390,578

		39,104,478

		43,842,302

Materials - 3.0%
Chemicals - 1.8%
Air Liquide SA	9,132	982,551
Air Products & Chemicals, Inc.	4,350	620,484
Air Water, Inc. (a)	4,000	62,187
Akzo Nobel NV	6,601	447,591
Arkema SA	1,794	147,183
Asahi Kasei Corp.	33,000	219,734
BASF SE	24,433	1,889,087
CF Industries Holdings, Inc.	5,200	143,832
Chr Hansen Holding A/S	2,625	166,418
Croda International PLC	3,480	147,935
Daicel Corp.	8,000	99,213
Dow Chemical Co. (The)	26,000	1,335,360

Company	Shares	U.S. $ Value
Eastman Chemical Co.	3,300	$242,088
Ecolab, Inc.	6,000	703,440
EI du Pont de Nemours & Co.	20,300	1,327,823
EMS-Chemie Holding AG (REG)	218	108,052
Evonik Industries AG	3,711	109,430
FMC Corp.	3,000	142,470
FUCHS PETROLUB SE (Preference Shares)	1,884	76,695
Givaudan SA (REG)	246	471,580
Hitachi Chemical Co., Ltd.	2,800	51,991
Incitec Pivot Ltd.	43,665	108,579
International Flavors & Fragrances, Inc.	1,850	238,650
Israel Chemicals Ltd.	13,528	55,459
Johnson Matthey PLC	5,137	214,382
JSR Corp.	5,100	74,446
K&S AG (REG) (a)	5,092	125,667
Kaneka Corp.	7,000	55,265
Kansai Paint Co., Ltd.	6,000	120,640
Koninklijke DSM NV	4,827	287,335
Kuraray Co., Ltd.	9,500	125,351
LANXESS AG	2,430	116,075
Linde AG	4,955	742,222
LyondellBasell Industries NV - Class A	8,340	678,542
Mitsubishi Chemical Holdings Corp.	35,500	179,409
Mitsubishi Gas Chemical Co., Inc.	10,000	56,360
Mitsui Chemicals, Inc.	21,000	78,339
Monsanto Co.	9,850	1,107,829
Mosaic Co. (The)	7,500	189,225
Nippon Paint Holdings Co., Ltd.	4,000	112,988
Nitto Denko Corp.	4,400	288,299
Novozymes A/S - Class B	6,194	294,719
OCI NV (b)	2,238	32,205
Orica Ltd. (a)	9,846	96,541
PPG Industries, Inc.	6,100	656,848
Praxair, Inc.	6,450	708,597
Sherwin-Williams Co. (The)	1,800	523,962
Shin-Etsu Chemical Co., Ltd.	10,900	632,089
Sika AG	58	250,971
Solvay SA	1,610	163,138
Sumitomo Chemical Co., Ltd.	39,000	177,297
Symrise AG	3,266	204,939
Syngenta AG (REG)	2,473	972,441
Taiyo Nippon Sanso Corp.	4,000	35,717
Teijin Ltd.	24,000	83,881
Toray Industries, Inc.	39,000	335,359
Umicore SA	2,533	127,467
Yara International ASA	4,806	172,832

		19,919,209

Construction Materials - 0.2%
Boral Ltd.	19,487	95,558
CRH PLC	21,850	664,487
Fletcher Building Ltd.	17,504	105,877
HeidelbergCement AG	3,740	320,200
Imerys SA	985	69,450
James Hardie Industries PLC	11,774	178,894
LafargeHolcim Ltd. (REG) (b)	11,266	507,132
Martin Marietta Materials, Inc.	1,498	283,182
Taiheiyo Cement Corp.	31,000	81,195

Company	Shares	U.S. $ Value
Vulcan Materials Co.	3,000	$350,250

		2,656,225

Containers & Packaging - 0.2%
Amcor Ltd./Australia	31,314	367,895
Avery Dennison Corp.	2,050	152,479
Ball Corp.	3,050	220,515
International Paper Co.	9,350	394,196
Owens-Illinois, Inc. (b)	3,550	67,095
Rexam PLC	18,752	170,590
Sealed Air Corp.	4,600	213,624
Toyo Seikan Group Holdings Ltd.	4,300	90,145
WestRock Co.	5,810	230,134

		1,906,673

Metals & Mining - 0.7%
Alcoa, Inc. (a)	29,400	272,538
Alumina Ltd. (a)	63,695	65,054
Anglo American PLC	37,012	319,349
Antofagasta PLC (a)	10,468	64,895
ArcelorMittal (Euronext Amsterdam) (b)	25,503	124,997
BHP Billiton Ltd.	85,338	1,150,771
BHP Billiton PLC	55,874	658,519
Boliden AB	7,260	128,567
Fortescue Metals Group Ltd. (a)	39,187	84,273
Freeport-McMoRan, Inc.	25,450	281,986
Fresnillo PLC	5,868	85,651
Glencore PLC (b)	324,787	614,058
Hitachi Metals Ltd.	6,000	63,948
Iluka Resources Ltd. (a)	9,957	46,391
JFE Holdings, Inc.	13,100	174,606
Kobe Steel Ltd.	82,000	73,332
Maruichi Steel Tube Ltd. (a)	1,300	43,144
Mitsubishi Materials Corp.	29,000	83,096
Newcrest Mining Ltd. (b)	20,390	283,131
Newmont Mining Corp.	11,850	384,058
Nippon Steel & Sumitomo Metal Corp.	20,200	414,309
Norsk Hydro ASA	34,867	138,634
Nucor Corp.	7,150	346,847
Randgold Resources Ltd.	2,470	207,522
Rio Tinto Ltd.	11,260	364,238
Rio Tinto PLC	33,275	927,298
South32 Ltd. (b)	140,846	158,376
Sumitomo Metal Mining Co., Ltd.	13,000	133,187
thyssenkrupp AG	9,786	215,619
voestalpine AG	3,131	107,185

		8,015,579

Paper & Forest Products - 0.1%
Mondi PLC	9,769	189,933
Oji Holdings Corp.	21,000	85,885
Stora Enso Oyj - Class R	14,610	125,305

Company	Shares	U.S. $ Value
UPM-Kymmene Oyj	14,324	$275,608

		676,731

		33,174,417

Telecommunication Services - 2.4%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	138,192	5,410,217
Bezeq The Israeli Telecommunication Corp., Ltd.	51,093	98,709
BT Group PLC	221,959	1,419,612
CenturyLink, Inc.	12,600	341,712
Deutsche Telekom AG (REG)	85,597	1,521,539
Elisa Oyj	3,776	143,881
Frontier Communications Corp. (a)	26,240	135,661
HKT Trust & HKT Ltd. - Class SS	68,200	98,823
Iliad SA	714	156,578
Inmarsat PLC	11,926	124,044
Koninklijke KPN NV	83,880	334,162
Level 3 Communications, Inc. (b)	6,389	344,687
Nippon Telegraph & Telephone Corp.	19,900	870,926
Numericable-SFR SA	2,909	90,462
Orange SA	52,735	917,600
PCCW Ltd.	110,000	71,592
Proximus SADP	4,038	131,162
Singapore Telecommunications Ltd.	211,000	593,358
Spark New Zealand Ltd.	46,441	116,146
Swisscom AG (REG)	689	328,460
TDC A/S	20,937	104,846
Telecom Italia SpA/Milano (ordinary shares) (b)	304,597	288,484
Telecom Italia SpA/Milano (savings shares)	155,918	120,361
Telefonica Deutschland Holding AG	15,739	70,426
Telefonica SA	119,628	1,249,545
Telenor ASA	20,084	333,786
Telia Co. AB	68,102	319,289
Telstra Corp., Ltd.	113,543	458,200
TPG Telecom Ltd.	7,390	65,729
Verizon Communications, Inc.	91,270	4,645,643
Vocus Communications Ltd.	12,047	81,798

		20,987,438

Wireless Telecommunication Services - 0.5%
KDDI Corp.	46,429	1,346,936
Millicom International Cellular SA	1,670	97,312
NTT DOCOMO, Inc.	37,959	948,351
SoftBank Group Corp.	25,500	1,420,709
StarHub Ltd.	16,000	40,999
Tele2 AB - Class B	8,468	74,335
Vodafone Group PLC	703,743	2,350,307

		6,278,949

		27,266,387

Utilities - 2.3%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	10,950	708,793
AusNet Services	44,949	51,115
Cheung Kong Infrastructure Holdings Ltd. (a)	16,000	149,522
Chubu Electric Power Co., Inc.	17,100	232,713
Chugoku Electric Power Co., Inc. (The)	7,900	98,536

Company	Shares	U.S. $ Value
CLP Holdings Ltd.	50,000	$470,675
Contact Energy Ltd.	19,541	71,275
Duke Energy Corp.	15,408	1,205,368
Edison International	7,250	519,318
EDP - Energias de Portugal SA	60,094	200,332
Electricite de France SA (a)	6,419	85,532
Endesa SA	8,422	173,165
Enel SpA	208,015	943,212
Entergy Corp.	4,050	307,476
Eversource Energy	7,100	392,204
Exelon Corp.	19,332	662,508
FirstEnergy Corp.	9,450	310,055
Fortum Oyj	11,791	176,811
HK Electric Investments & HK Electric Investments Ltd. (e)	70,300	61,656
Hokuriku Electric Power Co.	4,500	55,985
Iberdrola SA	142,978	969,790
Kansai Electric Power Co., Inc. (The) (b)	18,700	180,364
Kyushu Electric Power Co., Inc.	11,300	114,031
Mighty River Power Ltd.	18,520	37,225
NextEra Energy, Inc.	10,300	1,237,236
PG&E Corp.	10,950	657,876
Pinnacle West Capital Corp.	2,500	183,975
Power Assets Holdings Ltd.	36,500	353,642
PPL Corp.	15,050	580,027
Red Electrica Corp. SA	2,873	255,798
Shikoku Electric Power Co., Inc.	4,700	55,686
Southern Co. (The)	20,350	1,006,104
SSE PLC	26,502	587,299
Terna Rete Elettrica Nazionale SpA	39,087	216,854
Tohoku Electric Power Co., Inc.	12,000	154,105
Tokyo Electric Power Co Holdings, Inc. (b)	38,300	179,098
Xcel Energy, Inc.	11,300	467,481

		14,112,842

Gas Utilities - 0.2%
AGL Resources, Inc.	2,700	177,660
APA Group	28,866	182,619
Enagas SA	5,716	171,328
Gas Natural SDG SA	9,297	184,044
Hong Kong & China Gas Co., Ltd.	183,898	352,583
Osaka Gas Co., Ltd.	49,000	182,965
Snam SpA	54,890	314,396
Toho Gas Co., Ltd. (a)	10,000	73,798
Tokyo Gas Co., Ltd.	60,000	241,230

		1,880,623

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp./VA	15,300	169,677
Electric Power Development Co., Ltd. (a)	3,900	100,491
Meridian Energy Ltd.	33,214	60,189
NRG Energy, Inc.	7,350	120,393

		450,750

Multi-Utilities - 0.8%
AGL Energy Ltd.	17,909	240,246
Ameren Corp.	5,450	270,048
CenterPoint Energy, Inc.	9,650	217,415

Company	Shares	U.S. $ Value
Centrica PLC	134,120	$395,428
CMS Energy Corp.	6,150	257,193
Consolidated Edison, Inc.	6,550	479,853
Dominion Resources, Inc./VA	13,300	960,925
DTE Energy Co.	4,050	367,254
DUET Group	61,615	104,618
E.ON SE	53,230	523,527
Engie SA	38,869	599,204
National Grid PLC	99,421	1,449,479
NiSource, Inc.	7,100	169,406
Public Service Enterprise Group, Inc.	11,300	505,675
RWE AG (b)	12,991	170,249
SCANA Corp.	3,150	220,217
Sempra Energy	5,300	567,736
Suez	7,861	132,187
TECO Energy, Inc.	5,200	143,208
United Utilities Group PLC	18,101	254,142
Veolia Environnement SA	11,967	268,804
WEC Energy Group, Inc.	7,095	426,693

		8,723,507

Water Utilities - 0.0%
American Water Works Co., Inc.	3,904	289,286
Severn Trent PLC	6,343	210,384

		499,670

		25,667,392

Equity: Other - 1.6%
Diversified/Specialty - 1.2%
Activia Properties, Inc.	11	56,158
Aedifica SA	247	18,413
Affine SA	130	2,365
Alexander’s, Inc.	55	20,149
Alexandria Real Estate Equities, Inc.	1,590	154,071
American Assets Trust, Inc.	830	33,208
American Homes 4 Rent - Class A	4,089	74,992
ANF Immobilier	152	4,059
Artis Real Estate Investment Trust	2,880	29,122
Azrieli Group Ltd.	1,748	74,145
Beni Stabili SpA SIIQ (b)	22,907	16,925
British Land Co. PLC (The)	47,801	511,843
CA Immobilien Anlagen AG (b)	1,523	27,084
Canadian Real Estate Investment Trust	1,550	53,993
CapitaLand Ltd.	122,450	265,888
Champion REIT	50,700	26,695
Cheung Kong Property Holdings Ltd.	132,244	825,394
Cofinimmo SA	450	54,787
Colony Starwood Homes	1,050	28,581
Conwert Immobilien Invest SE (b)	1,474	23,934
Daejan Holdings PLC	105	9,234
Dexus Property Group	46,307	289,277
DIC Asset AG	730	7,024
Digital Realty Trust, Inc. (a)	6,525	622,812
Dios Fastigheter AB	989	7,225
DuPont Fabros Technology, Inc.	1,598	67,611
F&C Commercial Property Trust Ltd.	11,323	20,873
Fastighets AB Balder - Class B (b)	1,980	51,162

Company	Shares	U.S. $ Value
Fonciere Des Regions	1,584	$141,583
Forest City Realty Trust, Inc. - Class A	5,040	114,962
Fukuoka REIT Corp.	14	25,653
Gaming and Leisure Properties, Inc.	3,734	122,886
Gecina SA	1,773	250,064
GPT Group (The)	85,503	331,999
Gramercy Property Trust	9,002	80,388
Granite Real Estate Investment Trust (Toronto)	1,000	29,893
Great Portland Estates PLC	7,391	80,285
H&R Real Estate Investment Trust	5,936	96,055
Hamborner REIT AG (a)	1,250	13,623
Hang Lung Properties Ltd.	106,900	203,688
Helical Bar PLC	2,050	11,728
Hemfosa Fastigheter AB	1,698	17,603
Henderson Land Development Co., Ltd.	51,902	314,535
Hispania Activos Inmobiliarios SA (a)(b)	1,450	19,249
Hufvudstaden AB - Class A	2,380	36,825
Hulic Co., Ltd. (a)	15,478	152,414
Hulic Reit, Inc.	30	51,312
Hysan Development Co., Ltd.	29,250	126,025
Investors Real Estate Trust	2,607	16,216
Invincible Investment Corp. (a)	63	43,246
Kennedy Wilson Europe Real Estate PLC	2,550	39,976
Kerry Properties Ltd.	30,550	76,242
Kiwi Property Group Ltd.	27,181	27,297
Klovern AB - Class B	8,030	9,550
Land Securities Group PLC	37,844	637,814
Lar Espana Real Estate Socimi SA (a)	1,100	10,660
Lexington Realty Trust	5,060	47,817
LondonMetric Property PLC	12,548	29,876
Mapletree Commercial Trust	28,130	29,301
Merlin Properties Socimi SA	6,931	76,255
Mitsubishi Estate Co., Ltd.	59,440	1,138,536
Mitsui Fudosan Co., Ltd.	45,040	1,096,969
Mobimo Holding AG (b)	126	28,575
Mori Trust Sogo Reit, Inc.	21	40,014
New World Development Co., Ltd.	262,200	246,990
Nomura Real Estate Holdings, Inc.	5,830	104,034
Nomura Real Estate Master Fund, Inc.	171	269,506
NSI NV	2,942	12,999
Orix JREIT, Inc.	50	79,025
Premier Investment Corp.	27	34,365
QTS Realty Trust, Inc. - Class A	830	42,886
Redefine International PLC/Isle of Man	25,400	16,580
Schroder Real Estate Investment Trust Ltd.	11,129	9,550
Select Income REIT	1,435	35,344
Silver Bay Realty Trust Corp.	730	11,417
Sino Land Co., Ltd.	144,810	221,114
Spirit Realty Capital, Inc.	9,036	103,462
Sponda Oyj	5,158	21,839
STORE Capital Corp.	3,001	76,616
Sumitomo Realty & Development Co., Ltd.	18,990	526,773
Sun Hung Kai Properties Ltd.	82,150	963,980
Suntec Real Estate Investment Trust (a)	114,500	138,469
Swire Properties Ltd.	54,530	155,706
Swiss Prime Site AG (b)	3,107	266,318
TLG Immobilien AG	1,176	25,706
Tokyu REIT, Inc. (a)	20	27,499

Company	Shares	U.S. $ Value
Top REIT, Inc. (a)	4	$15,978
United Urban Investment Corp. (a)	130	204,856
UOL Group Ltd.	22,350	92,155
VEREIT, Inc.	19,420	186,238
Wallenstam AB - Class B (a)	4,230	35,977
Washington Real Estate Investment Trust	1,464	43,378
Wharf Holdings Ltd. (The)	65,650	354,410
Wihlborgs Fastigheter AB	1,420	28,863
Winthrop Realty Trust (b)	650	6,383
WP Carey, Inc.	1,889	121,104

		13,425,658

Health Care - 0.3%
Assura PLC	35,060	28,487
Care Capital Properties, Inc.	1,796	46,678
Chartwell Retirement Residences	3,710	41,928
Extendicare, Inc. (a)	1,880	12,344
HCP, Inc.	20,310	667,590
Healthcare Realty Trust, Inc.	2,170	68,984
Healthcare Trust of America, Inc. - Class A	2,795	84,353
LTC Properties, Inc.	810	37,762
Medical Properties Trust, Inc.	5,080	74,676
National Health Investors, Inc.	764	53,350
New Senior Investment Group, Inc.	1,690	17,525
Omega Healthcare Investors, Inc.	3,578	114,210
Physicians Realty Trust	2,903	55,128
Primary Health Properties PLC (a)	9,090	14,120
Sabra Health Care REIT, Inc.	1,380	28,897
Senior Housing Properties Trust	5,090	95,081
Target Healthcare REIT Ltd.	3,680	5,690
Universal Health Realty Income Trust	279	14,927
Ventas, Inc.	14,697	974,852
Welltower, Inc.	15,520	1,069,483

		3,506,065

Triple Net - 0.1%
Agree Realty Corp.	408	17,369
EPR Properties	1,347	96,014
Getty Realty Corp.	536	10,838
National Retail Properties, Inc.	3,035	137,577
Realty Income Corp. (a)	10,970	659,187

		920,985

		17,852,708

Retail - 1.1%
Regional Mall - 0.4%
CapitaLand Mall Trust	120,550	177,770
CBL & Associates Properties, Inc.	3,650	35,113
General Growth Properties, Inc.	23,930	642,999
Macerich Co. (The)	6,420	489,974
Pennsylvania Real Estate Investment Trust	1,410	29,751
Rouse Properties, Inc.	780	14,235
Simon Property Group, Inc.	13,663	2,700,356
Taubman Centers, Inc.	1,300	89,141
Westfield Corp.	93,349	722,203

Company	Shares	U.S. $ Value
WP Glimcher, Inc.	3,938	$40,246

		4,941,788

Shopping Center/Other Retail - 0.7%
Acadia Realty Trust	1,500	50,850
Aeon Mall Co., Ltd.	5,432	71,201
AEON REIT Investment Corp.	22	27,992
Brixmor Property Group, Inc.	4,475	112,994
BWP Trust	10,468	27,353
Capital & Counties Properties PLC	15,611	77,250
Cedar Realty Trust, Inc.	1,780	12,086
Charter Hall Retail REIT	7,330	25,395
Citycon Oyj	8,390	20,061
Crombie Real Estate Investment Trust	1,650	18,446
DDR Corp.	6,560	112,898
Deutsche EuroShop AG	995	45,597
Equity One, Inc.	1,956	57,624
Eurocommercial Properties NV	978	45,995
Federal Realty Investment Trust	3,106	475,808
First Capital Realty, Inc.	1,930	30,937
Fortune Real Estate Investment Trust	28,260	31,369
Frontier Real Estate Investment Corp.	10	48,817
Hammerson PLC	37,597	315,171
Immobiliare Grande Distribuzione SIIQ SpA	7,864	7,091
Intu Properties PLC (a)	44,414	192,289
Japan Retail Fund Investment Corp.	120	278,466
Kimco Realty Corp.	18,046	508,537
Kite Realty Group Trust	1,742	46,808
Klepierre	10,236	467,835
Link REIT	107,800	660,149
Mercialys SA	870	18,923
Ramco-Gershenson Properties Trust	1,659	29,879
Regency Centers Corp.	2,102	161,013
Retail Opportunity Investments Corp.	2,115	42,765
Retail Properties of America, Inc. - Class A	5,080	80,518
RioCan Real Estate Investment Trust (Toronto)	6,822	142,698
Saul Centers, Inc.	297	16,685
Scentre Group	249,796	840,220
Shaftesbury PLC	5,963	79,009
Shopping Centres Australasia Property Group	15,730	25,660
Smart Real Estate Investment Trust	2,400	63,141
Tanger Factory Outlet Centers, Inc.	2,040	71,849
Unibail-Rodamco SE	4,753	1,278,321
Urban Edge Properties	1,890	50,747
Urstadt Biddle Properties, Inc. - Class A	550	11,638
Vastned Retail NV	390	17,240
Vicinity Centres	159,914	376,225
Weingarten Realty Investors	2,378	89,484
Wereldhave Belgium NV	50	6,554
Wereldhave NV	850	43,272

		7,214,860

		12,156,648

Residential - 0.8%
Multi-Family - 0.6%
ADLER Real Estate AG (a)(b)	500	6,907
ADO Properties SA (e)	508	18,353
Advance Residence Investment Corp.	28	70,735

Company	Shares	U.S. $ Value
Apartment Investment & Management Co. - Class A	6,820	$290,873
AvalonBay Communities, Inc.	5,981	1,075,862
Boardwalk Real Estate Investment Trust	850	34,425
BUWOG AG (b)	1,548	33,313
Camden Property Trust	1,850	157,639
Canadian Apartment Properties REIT	2,700	62,530
D Carnegie & Co. AB (b)	750	8,489
Daiwa House Residential Investment Corp.	14	34,325
Deutsche Wohnen AG	16,182	520,041
Empiric Student Property PLC	9,450	15,603
Equity LifeStyle Properties, Inc.	1,649	120,872
Equity Residential	15,910	1,101,131
Essex Property Trust, Inc.	2,868	651,695
Grainger PLC	8,825	31,213
Grand City Properties SA	2,160	45,480
Irish Residential Properties REIT PLC	7,500	9,630
Japan Rental Housing Investments, Inc.	30	23,308
Killam Apartment Real Estate Investment Trust	1,150	10,436
LEG Immobilien AG (b)	1,350	120,510
Mid-America Apartment Communities, Inc.	1,612	166,020
Milestone Apartments Real Estate Investment Trust	1,500	21,116
Mirvac Group	174,238	244,536
Monogram Residential Trust, Inc.	3,600	36,504
Nippon Accommodations Fund, Inc.	10	41,197
Northview Apartment Real Estate Investment Trust	950	14,982
Post Properties, Inc.	1,180	71,473
Sekisui House SI Residential Investment Corp.	30	32,437
Stockland	112,517	367,940
Sun Communities, Inc.	1,216	84,913
TAG Immobilien AG	2,520	34,442
UDR, Inc.	11,592	417,659
UNITE Group PLC (The)	4,783	45,402
Vonovia SE	22,397	767,945

		6,789,936

Self Storage - 0.2%
Big Yellow Group PLC	3,054	36,742
CubeSmart	3,768	119,973
Extra Space Storage, Inc.	5,310	493,671
Public Storage	6,435	1,632,624
Safestore Holdings PLC	4,430	22,450
Sovran Self Storage, Inc.	984	106,537

		2,411,997

Student Housing - 0.0%
American Campus Communities, Inc.	2,800	131,656
Education Realty Trust, Inc.	1,343	57,467

		189,123

		9,391,056

Office - 0.5%
Office - 0.5%
Allied Properties Real Estate Investment Trust	1,667	46,132
Allreal Holding AG (b)	200	27,404

Company	Shares	U.S. $ Value
alstria office REIT-AG (b)	2,250	$29,406
Befimmo SA	370	24,556
Boston Properties, Inc.	6,750	848,002
Brandywine Realty Trust	3,751	59,228
CapitaLand Commercial Trust (a)	97,050	97,928
Castellum AB (a)	5,306	72,274
Columbia Property Trust, Inc.	2,650	54,643
Cominar Real Estate Investment Trust	3,605	46,872
Corporate Office Properties Trust	2,030	54,871
Cousins Properties, Inc.	4,429	47,567
Cromwell Property Group	31,336	23,759
Daiwa Office Investment Corp.	6	35,617
Derwent London PLC	2,140	101,962
Douglas Emmett, Inc.	2,940	99,637
Dream Global Real Estate Investment Trust	2,030	14,025
Dream Office Real Estate Investment Trust	2,330	33,546
Empire State Realty Trust, Inc. - Class A	2,039	38,639
Entra ASA (e)	1,348	12,765
Equity Commonwealth (b)	2,704	78,119
Fabege AB	2,840	46,025
First Potomac Realty Trust	1,230	11,009
Fonciere de Paris SIIC	60	9,557
Franklin Street Properties Corp.	1,870	21,337
Government Properties Income Trust (a)	1,508	29,557
Green REIT PLC	14,190	22,925
Hibernia REIT PLC	14,640	21,176
Highwoods Properties, Inc.	2,060	100,240
Hongkong Land Holdings Ltd.	39,750	240,082
Hudson Pacific Properties, Inc.	1,550	43,571
ICADE	1,635	118,044
Inmobiliaria Colonial SA (b)	44,829	35,350
Investa Office Fund	12,060	36,997
Japan Excellent, Inc.	24	32,320
Japan Prime Realty Investment Corp.	41	175,165
Japan Real Estate Investment Corp. (a)	64	374,047
Kenedix Office Investment Corp. - Class A	8	45,401
Keppel REIT	40,070	30,127
Kilroy Realty Corp.	1,984	125,290
Liberty Property Trust	3,160	117,931
Mack-Cali Realty Corp.	1,907	50,040
Mori Hills REIT Investment Corp.	31	46,352
New York REIT, Inc.	3,510	32,046
Nippon Building Fund, Inc.	68	403,473
Norwegian Property ASA	5,297	5,857
NTT Urban Development Corp.	5,389	53,587
Paramount Group, Inc.	3,071	50,303
Parkway Properties, Inc./Md	1,700	29,665
Piedmont Office Realty Trust, Inc. - Class A	3,100	62,155
PS Business Parks, Inc.	440	43,441
PSP Swiss Property AG (REG)	860	80,565
SL Green Realty Corp.	4,430	449,025
Technopolis Oyj	2,057	8,148
Tier REIT, Inc.	1,000	15,000
Tokyo Tatemono Co., Ltd. (a)	9,100	115,332
Vornado Realty Trust	7,640	729,773
Workspace Group PLC	2,497	31,327

		5,689,192

Company	Shares	U.S. $ Value
Lodging - 0.1%
Lodging - 0.1%
Apple Hospitality REIT, Inc.	3,580	$65,263
Ashford Hospitality Trust, Inc.	1,940	9,758
CDL Hospitality Trusts	13,708	13,836
Chatham Lodging Trust	780	16,918
Chesapeake Lodging Trust	1,264	30,134
DiamondRock Hospitality Co.	4,300	38,442
FelCor Lodging Trust, Inc.	3,070	20,293
Hersha Hospitality Trust	805	14,265
Hospitality Properties Trust	3,240	82,944
Host Hotels & Resorts, Inc.	33,010	508,354
InnVest Real Estate Investment Trust	2,141	10,841
Japan Hotel REIT Investment Corp.	71	61,526
LaSalle Hotel Properties	2,400	55,464
Pandox AB	1,126	18,334
Pebblebrook Hotel Trust	1,530	38,586
RLJ Lodging Trust	2,680	54,913
Ryman Hospitality Properties, Inc.	1,030	50,532
Summit Hotel Properties, Inc.	1,780	20,826
Sunstone Hotel Investors, Inc.	4,483	53,975
Xenia Hotels & Resorts, Inc.	2,380	38,366

		1,203,570

Total Common Stocks (cost $599,775,091)		761,666,710

INVESTMENT COMPANIES - 12.3%
Funds and Investment Trusts - 12.3%
F&C UK Real Estate Investment Ltd.	5,110	7,357
iShares International Developed Real Estate ETF (a)	2,314,529	68,000,862
MedicX Fund Ltd.	7,975	10,049
Picton Property Income Ltd.	11,582	12,245
Standard Life Investment Property Income Trust Ltd.	8,172	10,268
UK Commercial Property Trust Ltd. (a)	14,233	17,172
Vanguard REIT ETF	819,571	68,589,897

Total Investment Companies (cost $134,859,308)		136,647,850

	Contracts
OPTIONS PURCHASED - CALLS - 1.1%
Options on Equity Indices - 0.9%
S&P 500 Index Expiration: Jun 2016, Exercise Price: $ 2,085.00 (b)(f)	76,300	2,033,632
S&P 500 Index Expiration: Aug 2016, Exercise Price: $ 2,080.00 (b)(f)	129,800	7,651,911

		9,685,543

Options on Funds and Investment Trusts - 0.2%
iShares MSCI Emerging Markets ETF Expiration: Jul 2016, Exercise Price: $ 33.50 (b)(f)	3,860,400	2,252,559

Total Options Purchased - Calls (premiums received $11,984,519)		11,938,102

Company	Shares	U.S. $ Value
RIGHTS - 0.0%
Industrials - 0.0%
Construction & Engineering - 0.0%
Ferrovial SA, expiring 5/27/16 (b)	12,078	$4,314

Transportation Infrastructure - 0.0%
Abertis Infraestructura, expiring 6/13/16 (b)	13,771	10,557

		14,871

Financials - 0.0%
Banks - 0.0%
Banco Popular Espanol SA, expiring 6/10/16 (b)	45,119	11,245

Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Castellum AB, expiring 6/09/16 (b)	3,363	7,419

Total Rights (cost $20,391)		33,535

SHORT-TERM INVESTMENTS - 18.1%
Investment Companies - 15.2%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.41% (g)(h) (cost $169,152,631)	169,152,631	169,152,631

	Principal Amount (000)
U.S. Treasury Bills - 2.9%
U.S. Treasury Bill Zero Coupon, 6/23/16-8/11/16 (i) (cost $32,490,114)	$32,500	32,490,114

Total Short-Term Investments (cost $201,642,745)		201,642,745

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $948,282,054)		1,111,928,942

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Exchange Reserves - Class I, 0.38% (g)(h) (cost $18,727,964)	18,727,964	18,727,964

Total Investments - 101.5% (cost $967,010,018) (j)		1,130,656,906
Other assets less liabilities - (1.5)%		(16,223,651)

Net Assets - 100.0%		$1,114,433,255

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
DAX Index Futures	8	June 2016	$2,213,342	$2,283,937	$70,595
Mini MSCI EAFE Futures	67	June 2016	5,447,548	5,562,675	115,127
Mini MSCI Emerging Market Futures	180	June 2016	7,255,402	7,250,400	(5,002)
Russell 2000 Mini Futures	34	June 2016	3,870,150	3,921,560	51,410
S&P Mid 400 E Mini Futures	31	June 2016	4,575,053	4,624,580	49,527
S&P/TSX 60 Index Futures	9	June 2016	1,066,733	1,125,283	58,550
Sold Contracts
Euro STOXX 50 Futures	1,529	June 2016	48,549,802	51,938,927	(3,389,125)
FTSE 100 Index Futures	121	June 2016	10,777,975	10,899,693	(121,718)
Hang Seng Index Futures	82	June 2016	10,257,824	10,802,484	(544,660)
S&P 500 E-Mini Index Futures	686	June 2016	71,334,513	71,855,070	(520,557)
SPI 200 Futures	214	June 2016	19,951,839	20,810,651	(858,812)
TOPIX Index Futures	91	June 2016	11,179,089	11,315,934	(136,845)

					$(5,231,510)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	1,980	USD	2,814	6/17/16	$(54,480)
Bank of America, NA	EUR	4,566	USD	5,127	9/20/16	27,232
Bank of America, NA	SEK	10,505	USD	1,274	9/20/16	8,654
Barclays Capital PLC	AUD	29,464	USD	21,833	6/17/16	550,122
Barclays Capital PLC	JPY	312,655	USD	2,927	6/17/16	101,843
Barclays Capital PLC	JPY	1,024,344	USD	9,370	9/20/16	84,576
BNP Paribas SA	AUD	5,781	USD	4,330	6/17/16	153,779
BNP Paribas SA	CAD	1,511	USD	1,191	6/17/16	38,927
BNP Paribas SA	AUD	5,072	USD	3,648	9/20/16	(4,244)
Brown Brothers Harriman & Co.	USD	1,235	CHF	1,213	6/17/16	(14,070)
Citibank, NA	CAD	9,361	USD	6,817	6/17/16	(321,906)
Citibank, NA	CHF	3,966	USD	4,077	6/17/16	84,646
Citibank, NA	EUR	15,097	USD	16,734	6/17/16	(72,440)
Citibank, NA	GBP	1,234	USD	1,789	6/17/16	1,108
Citibank, NA	USD	11,957	JPY	1,343,412	6/17/16	179,934
Citibank, NA	GBP	6,114	USD	8,965	9/20/16	103,597
Credit Suisse International	JPY	4,475,230	USD	41,322	6/17/16	889,940
Credit Suisse International	USD	55,116	EUR	49,251	6/17/16	(289,466)
Goldman Sachs Bank USA	AUD	38,580	USD	28,725	6/17/16	856,921
Goldman Sachs Bank USA	GBP	10,071	USD	14,238	6/17/16	(350,095)
Goldman Sachs Bank USA	USD	27,049	JPY	3,032,945	6/17/16	353,021
HSBC Bank USA	USD	1,159	CAD	1,511	6/17/16	(6,559)
HSBC Bank USA	CAD	2,138	USD	1,651	9/20/16	20,203
HSBC Bank USA	CHF	1,804	USD	1,831	9/20/16	5,929
JPMorgan Chase Bank	AUD	3,621	USD	2,817	6/17/16	201,477
JPMorgan Chase Bank	EUR	5,806	USD	6,553	6/17/16	89,748
JPMorgan Chase Bank	JPY	125,667	USD	1,157	6/17/16	22,058
JPMorgan Chase Bank	AUD	7,714	USD	5,578	9/20/16	23,853
JPMorgan Chase Bank	USD	766	CAD	998	9/20/16	(4,277)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	EUR	24,772	USD	27,902	6/17/16	$325,596
Morgan Stanley & Co., Inc.	USD	26,576	AUD	35,097	6/17/16	(1,224,071)
Morgan Stanley & Co., Inc.	USD	1,993	JPY	224,540	6/17/16	35,705
Morgan Stanley & Co., Inc.	EUR	17,274	USD	19,402	9/20/16	107,829
Morgan Stanley & Co., Inc.	JPY	1,153,949	USD	10,428	9/20/16	(31,778)
Royal Bank of Scotland PLC	GBP	1,018	USD	1,464	6/17/16	(10,368)
Royal Bank of Scotland PLC	USD	6,731	CAD	9,361	6/17/16	407,313
Standard Chartered Bank	GBP	16,927	USD	24,052	6/17/16	(466,172)
Standard Chartered Bank	USD	2,889	AUD	3,769	6/17/16	(166,029)
Standard Chartered Bank	GBP	3,529	USD	5,170	9/20/16	55,447
State Street Bank & Trust Co.	CHF	1,775	USD	1,861	6/17/16	74,459
State Street Bank & Trust Co.	EUR	3,069	USD	3,388	6/17/16	(28,506)
State Street Bank & Trust Co.	EUR	2,457	USD	2,790	6/17/16	55,118
State Street Bank & Trust Co.	JPY	531,320	USD	4,869	6/17/16	68,196
State Street Bank & Trust Co.	USD	2,226	EUR	1,951	6/17/16	(54,298)
State Street Bank & Trust Co.	SEK	9,181	USD	1,109	9/20/16	3,229
State Street Bank & Trust Co.	USD	2,618	EUR	2,307	9/20/16	(41,400)
UBS	CAD	1,905	USD	1,467	9/20/16	14,038

						$1,804,339

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
S&P 500 Index (f)	76,300	$2,085.00	June 2016	$3,739,982	$(2,033,632)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
Russell 2000 Total Return Index	5,334	LIBOR Minus 0.76%	$28,975	1/17/17	$661,712
Russell 2000 Total Return Index	1,368	LIBOR Minus 0.77%	6,998	3/15/17	603,775
Citibank, NA
S&P Midcap 400 Index	23,310	LIBOR Minus 0.23%	48,878	2/15/17	1,318,387
Goldman Sachs International
MSCI Emerging Markets Index	190,657	LIBOR Minus 0.25%	69,723	10/17/16	(3,107,420)
Russell 2000 Total Return Index	751	LIBOR Minus 0.80%	4,080	7/15/16	93,356
Russell 2000 Total Return Index	1,210	LIBOR Minus 0.65%	6,190	9/15/16	532,494
S&P Midcap 400 Index	5,333	LIBOR Minus 0.05%	10,679	9/15/16	793,795

					$896,099

^	Less than $0.50.
(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate market value of these securities amounted to $855,896 or 0.1% of net assets.
(f)	One contract relates to 1 share.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(j)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $213,861,108 and gross unrealized depreciation of investments was $(50,214,220), resulting in net unrealized appreciation of $163,646,888.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CME	-	Chicago Mercantile Exchange
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
RSP	-	Risparmio (Convertible Savings Shares)
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

COUNTRY BREAKDOWN *

May 31, 2016 (unaudited)

51.9%	United States
6.9%	Japan
5.3%	United Kingdom
2.9%	France
2.8%	Switzerland
2.7%	Germany
2.2%	Australia
1.1%	Hong Kong
1.1%	Netherlands
0.9%	Spain
0.8%	Sweden
0.6%	Denmark
0.6%	Italy
2.1%	Other
18.1%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following countries: Austria, Belgium, Canada, Chile, China, Colombia, Finland, Guernsey (Channel Islands), Ireland, Israel, Jersey (Channel Islands), Luxembourg, Macau, New Zealand, Norway, Portugal, Singapore and South Africa.

AB Pooling Portfolios

AB Volatility Management

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$58,596,284		$64,631,909		$	– 0	– (a)	$123,228,193
Information Technology	85,652,754		15,983,406			– 0	–	101,636,160
Health Care	60,819,489		37,359,532			– 0	–	98,179,021
Consumer Discretionary	52,613,035		40,470,212			– 0	–	93,083,247
Industrials	43,855,715		43,467,236			5,019		87,327,970
Consumer Staples	41,757,552		40,210,895			– 0	–	81,968,447
Energy	28,959,397		14,882,905			– 0	–	43,842,302
Materials	11,816,054		21,358,363			– 0	–	33,174,417
Telecommunication Services	10,976,743		16,289,644			– 0	–	27,266,387
Utilities	13,581,060		12,086,332			– 0	–	25,667,392
Equity: Other	6,703,409		11,149,299			– 0	–	17,852,708
Retail	6,235,774		5,920,874			– 0	–	12,156,648
Residential	6,941,764		2,449,292			– 0	–	9,391,056
Office	3,417,174		2,272,018			– 0	–	5,689,192
Lodging	1,109,874		93,696			– 0	–	1,203,570
Investment Companies	136,640,493		7,357			– 0	–	136,647,850
Options Purchased - Calls	– 0	–	11,938,102			– 0	–	11,938,102
Rights	33,535		– 0	–		– 0	–	33,535
Short-Term Investments:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Investment Companies	169,152,631		– 0	–	– 0	–	169,152,631
U.S. Treasury Bills	– 0	–	32,490,114		– 0	–	32,490,114
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	18,727,964		– 0	–	– 0	–	18,727,964

Total Investments in Securities	757,590,701		373,061,186		5,019		1,130,656,906

Other Financial Instruments (b):
Assets:
Futures	274,614		70,595		– 0	–	345,209
Forward Currency Exchange Contracts	– 0	–	4,944,498		– 0	–	4,944,498
Total Return Swaps	– 0	–	4,003,519		– 0	–	4,003,519
Liabilities:
Futures	(525,559)		(5,051,160)		– 0	–	(5,576,719)
Forward Currency Exchange Contracts	– 0	–	(3,140,159)		– 0	–	(3,140,159)
Call Options Written	– 0	–	(2,033,632)		– 0	–	(2,033,632)
Total Return Swaps	– 0	–	(3,107,420)		– 0	–	(3,107,420)

Total (c)	$757,339,756		$368,747,427		$5,019		$1,126,092,202

(a)	Amount less than $0.50.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Financials			Common Stocks - Industrials			Total
Balance as of 8/31/15	$	– 0	– (a)	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		–0	–		– 0	–		– 0	–
Realized gain (loss)		–0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		–0	–		(17)			(17)
Purchases		–0	–		5,036			5,036
Sales		–0	–		– 0	–		– 0	–
Transfers in to Level 3		–0	–		– 0	–		– 0	–
Transfers out of Level 3		–0	–		– 0	–		– 0	–

Balance as of 5/31/16	$	– 0	– (a)		$5,019			$5,019

Net change in unrealized appreciation/depreciation from investments held as of 5/31/16	$	– 0	–		$(17)			$(17)

(a)	Amount less than $0.50.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)	Dividend Income (000)
$258,901	$503,713	$593,461	$169,153	$558

A summary of the Portfolio’s transactions in shares of AB Exchange Reserves for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)
$124,646	$335,046	$440,964	$18,728

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 25, 2016